                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21145

                           --------------------------

                           SPDR(R) INDEX SHARES FUNDS

          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN CENTER
                           BOSTON, MASSACHUSETTS 02110

         -------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


(Name and Address of Agent for Service)                      Copy to:

James E. Ross
President                                  Ryan Louvar
SSgA Funds Management Inc.                 Vice President and Counsel
State Street Financial Center              State Street Bank and Trust Company
One Lincoln Street                         One Lincoln Street
Boston, MA 02111                           Boston, MA 02111



Registrant's telephone number, including area code: (866) 787-2257
                                                    --------------
Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2007

ITEM 1.      SCHEDULE OF INVESTMENTS.

DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 99.8%
FINLAND -- 3.2%
Nokia Oyj....................        130,747   $  5,069,529
                                               ------------
FRANCE -- 13.5%
AXA..........................         60,607      2,427,041
BNP Paribas SA...............         28,357      3,077,114
France Telecom SA............         62,982      2,267,080
Sanofi-Aventis...............         35,461      3,265,246
Societe Generale.............         15,505      2,242,653
Suez SA......................         39,333      2,678,093
Total SA.....................         70,464      5,854,735
                                               ------------
TOTAL FRANCE.................                    21,811,962
                                               ------------
GERMANY -- 14.8%
Allianz SE...................         14,969      3,237,949
BASF AG......................         16,117      2,389,611
Daimler AG...................         32,468      3,156,745
Deutsche Bank AG.............         16,651      2,176,407
Deutsche Telekom AG..........         99,051      2,175,160
E.ON AG......................         21,858      4,652,692
SAP AG.......................         29,467      1,530,712
Siemens AG...................         28,704      4,568,494
                                               ------------
TOTAL GERMANY................                    23,887,770
                                               ------------
ITALY -- 6.7%
Assicurazioni Generali SpA...         38,714      1,754,656
Eni SpA......................         81,419      2,981,919
Intesa Sanpaolo SpA..........        298,908      2,364,270
UniCredito Italiano SpA......        443,627      3,684,077
                                               ------------
TOTAL ITALY..................                    10,784,922
                                               ------------
LUXEMBOURG -- 1.3%
ArcelorMittal................         27,452      2,134,845
                                               ------------
NETHERLANDS -- 5.3%
Fortis.......................         74,448      1,967,949
Fortis VVPR Strip (a)........         33,296            487
ING Groep NV.................         73,755      2,884,547
Koninklijke (Royal) Philips
  Electronics NV.............         35,361      1,526,171
Unilever NV..................         57,020      2,096,657
                                               ------------
TOTAL NETHERLANDS............                     8,475,811
                                               ------------
SPAIN -- 7.5%
Banco Bilbao Vizcaya
  Argentaria SA..............        124,631      3,053,953
Banco Santander Central
  Hispano SA.................        207,974      4,497,172
Telefonica SA................        139,050      4,517,284
                                               ------------
TOTAL SPAIN..................                    12,068,409
                                               ------------
SWEDEN -- 0.7%
Telefonaktiebolaget LM
  Ericsson (Class B).........        494,718      1,161,935
                                               ------------
SWITZERLAND -- 12.1%
Credit Suisse Group..........         33,939      2,041,466
Nestle SA....................         13,071      6,003,551
Novartis AG..................         82,253      4,511,691
Roche Holding AG.............         23,362      4,036,221
UBS AG.......................         64,352      2,978,443
                                               ------------
TOTAL SWITZERLAND............                    19,571,372
                                               ------------
UNITED KINGDOM -- 34.7%
Anglo American PLC...........         44,656      2,737,881
AstraZeneca PLC..............         49,241      2,121,135
Barclays PLC.................        226,444      2,271,828
BHP Billiton PLC.............         75,040      2,309,332
BP PLC.......................        629,587      7,707,525
BT Group PLC.................        268,421      1,457,355
Diageo PLC...................         86,295      1,855,212
GlaxoSmithKline PLC..........        183,860      4,681,035
HBOS PLC.....................        124,197      1,817,116
HSBC Holdings PLC............        391,452      6,561,070
Lloyds TSB Group PLC.........        187,684      1,763,410
Rio Tinto PLC................         33,145      3,508,074
Royal Bank of Scotland Group
  PLC........................        332,737      2,940,818
Royal Dutch Shell PLC (Class
  A).........................        121,095      5,090,085
Tesco PLC....................        261,591      2,485,151
Vodafone Group...............      1,762,907      6,590,359
                                               ------------
TOTAL UNITED KINGDOM.........                    55,897,386
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $152,671,500)........                   160,863,941
                                               ------------
SHORT TERM INVESTMENTS -- 1.0%
UNITED STATES -- 1.0%
MONEY MARKET FUND -- 1.0%
STIC Prime Portfolio
  (Cost $1,680,794)..........      1,680,794      1,680,794
                                               ------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $154,352,294)........                   162,544,735
OTHER ASSETS AND
  LIABILITIES -- (0.8)%......                    (1,338,419)
                                               ------------
NET ASSETS -- 100.0%.........                  $161,206,316
                                               ============




  (a) Non-income producing security

DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Banks.................................       26.9%
Oil & Gas.............................       13.4
Health Care...........................       11.6
Telecommunications....................       10.6
Basic Resources.......................        6.6
Insurance.............................        6.4
Food & Beverages......................        6.2
Technology............................        4.8
Utilities.............................        4.6
Industrial Goods & Services...........        2.8
Automobiles & Parts...................        2.0
Retail................................        1.5
Chemicals.............................        1.5
Personal & Household Goods............        0.9
Short Term Investments................        1.0
Other Assets & Liabilities............       (0.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 101.4%
FINLAND -- 4.6%
Nokia Oyj....................        624,014   $ 24,195,253
                                               ------------
FRANCE -- 32.0%
Air Liquide SA...............         37,888      5,638,572
Alcatel-Lucent...............        367,634      2,660,622
AXA..........................        289,203     11,581,295
BNP Paribas SA...............        135,312     14,683,161
Carrefour SA.................         86,282      6,722,460
Compagnie de Saint-Gobain....         49,530      4,670,066
Credit Agricole SA...........        121,904      4,111,761
France Telecom SA............        300,534     10,817,925
Groupe Danone................         81,377      7,305,204
L'Oreal SA...................         40,291      5,771,754
LVMH Moet Hennessy Louis
  Vuitton SA.................         40,876      4,941,186
Renault SA...................         31,644      4,488,179
Sanofi-Aventis...............        169,214     15,581,213
Schneider Electric SA........         38,901      5,271,195
Societe Generale.............         73,985     10,701,237
Suez SA......................        187,457     12,763,513
Total SA.....................        336,239     27,937,533
Vinci SA.....................         76,970      5,699,848
Vivendi Universal SA.........        184,650      8,471,583
                                               ------------
TOTAL FRANCE.................                   169,818,307
                                               ------------
GERMANY -- 28.9%
Allianz SE...................         71,428     15,450,615
BASF AG......................         76,908     11,402,882
Bayer AG.....................        121,283     11,087,935
Daimler AG...................        154,931     15,063,375
Deutsche Bank AG.............         79,455     10,385,348
Deutsche Boerse AG...........         31,735      6,298,551
Deutsche Telekom AG..........        472,650     10,379,392
E.ON AG......................        104,303     22,201,926
Muenchener
  Rueckversicherungs-
  Gesellschaft AG............         34,574      6,719,974
RWE AG.......................         73,800     10,358,334
SAP AG.......................        140,608      7,304,114
Siemens AG...................        136,968     21,799,662
Volkswagen AG................         22,486      5,131,891
                                               ------------
TOTAL GERMANY................                   153,583,999
                                               ------------
ITALY -- 12.1%
Assicurazioni Generali SpA...        184,734      8,372,802
Enel SpA.....................        664,968      7,908,982
Eni SpA......................        388,316     14,221,825
Intesa Sanpaolo SpA..........      1,426,323     11,281,776
Telecom Italia SpA...........      1,622,128      5,039,720
UniCredito Italiano SpA......      2,116,889     17,579,590
                                               ------------
TOTAL ITALY..................                    64,404,695
                                               ------------
LUXEMBOURG -- 1.9%
ArcelorMittal................        130,994     10,186,939
                                               ------------
NETHERLANDS -- 8.4%
Aegon NV.....................        229,360      4,054,210
Fortis.......................        355,250      9,390,632
Fortis VVPR Strip (a)........        129,370          1,891
ING Groep NV.................        353,213     13,814,106
Koninklijke (Royal) Philips
  Electronics NV.............        168,736      7,282,599
Unilever NV..................        272,086     10,004,759
                                               ------------
TOTAL NETHERLANDS............                    44,548,197
                                               ------------
SPAIN -- 13.5%
Banco Bilbao Vizcaya
  Argentaria SA..............        594,713   $ 14,572,825
Banco Santander Central
  Hispano SA.................        992,407     21,459,535
Iberdrola SA.................        628,874      9,562,232
Repsol YPF SA................        127,663      4,550,521
Telefonica SA................        663,517     21,555,516
                                               ------------
TOTAL SPAIN..................                    71,700,629
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $469,982,553)........                   538,438,019
                                               ------------
SHORT TERM INVESTMENTS -- 0.3%
UNITED STATES -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $1,476,772)..........      1,476,772      1,476,772
                                               ------------
TOTAL INVESTMENTS -- 101.7%
  (Cost $471,459,325)........                   539,914,791
OTHER ASSETS AND
  LIABILITIES -- (1.7)%......                    (8,880,938)
                                               ------------
NET ASSETS -- 100.0%.........                  $531,033,853
                                               ============




  (a) Non-income producing security

DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Banks.................................       21.5%
Utilities.............................       11.8
Insurance.............................       11.3
Telecommunications....................        9.0
Oil & Gas.............................        8.8
Technology............................        6.4
Chemicals.............................        5.3
Industrial Goods & Services...........        5.1
Automobiles & Parts...................        4.6
Personal & Household Goods............        3.4
Food & Beverages......................        3.3
Health Care...........................        2.9
Construction & Materials..............        2.0
Basic Resources.......................        1.9
Media.................................        1.6
Retail................................        1.3
Financial Services....................        1.2
Short Term Investments................        0.3
Other Assets & Liabilities............       (1.7)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 96.0%
CHINA -- 37.5%
Agile Property Holdings,
  Ltd. ......................        384,188   $    699,652
Air China, Ltd. .............        325,414        484,945
Aluminum Corp. of China,
  Ltd. ......................        332,304        686,138
Angang Steel Co., Ltd. ......        147,244        403,168
Anhui Conch Cement Co.,
  Ltd. ......................         75,750        659,148
Baidu.com ADR (a)............          2,745      1,071,621
Bank of China, Ltd. .........      1,458,382        706,990
Bank of Communications Co.,
  Ltd. ......................        455,723        635,887
China CITIC Bank (a).........        399,117        250,299
China Construction Bank
  Corp. .....................      2,218,768      1,880,891
China Life Insurance Co.,
  Ltd. ......................        505,708      2,616,939
China Mengniu Dairy Co.,
  Ltd. ......................        104,390        382,891
China Merchants Bank Co.,
  Ltd. ......................        195,669        799,248
China Merchants Holdings
  International Co., Ltd. ...        104,744        651,510
China Mobile, Ltd. ..........        324,136      5,732,469
China Oilfield Services,
  Ltd. ......................        492,557      1,124,415
China Overseas Land &
  Investment, Ltd. ..........        311,043        643,037
China Petroleum & Chemical
  Corp. .....................      1,255,462      1,896,702
China Resources Enterprise...        128,746        553,132
China Shenhua Energy Co.,
  Ltd. ......................        257,056      1,536,257
China Shipping Container
  Lines Co., Ltd. ...........      1,295,339        762,511
China Shipping Development
  Co., Ltd...................        209,215        552,726
China Telecom Corp., Ltd. ...      1,227,930        976,372
China Unicom, Ltd. ..........        254,172        583,487
CNOOC, Ltd. .................      1,223,470      2,083,731
COSCO Holdings...............        309,132        854,361
COSCO Pacific, Ltd. .........        155,331        414,354
Ctrip.com International, Ltd.
  ADR........................          8,075        464,070
Denway Motors, Ltd. .........        600,205        385,645
Dongfeng Motor Group Co.,
  Ltd. ......................        436,763        308,077
Focus Media Holding, Ltd. ADR
  (a)........................          7,382        419,371
Guangzhou R&F Properties Co.,
  Ltd. ......................        187,776        669,476
Huaneng Power International,
  Inc. ......................        418,472        440,615
Industrial & Commercial Bank
  of China...................      1,969,180      1,414,242
Jiangsu Express..............        390,060        425,207
Jiangxi Copper Co., Ltd. ....        177,578        435,894
Lenovo Group, Ltd. ..........        623,703        560,720
Maanshan Iron & Steel........        310,971        206,187
NetEase.com ADR (a)..........         11,348        215,158
PetroChina Co., Ltd. ........      1,491,379      2,658,600
Ping An Insurance Group Co.
  of China, Ltd. ............         94,364      1,012,936
Samling Global, Ltd. ........        372,361         74,975
Semiconductor Manufacturing
  International Corp. (a)....      2,269,837        238,703
Shanghai Electric Group Co.,
  Ltd. ......................        547,179        463,152
SINA Corp. (a)...............          4,563        202,186
Sinopec Shanghai
  Petrochemical Co., Ltd. ...        397,252        245,054
Suntech Power Holdings Co.,
  Ltd. ADR (a)...............          8,706        716,678
Tencent Holdings, Ltd. ......         65,594        496,746
Tingyi Cayman Islands Holding
  Corp. .....................        206,383        333,499
Yanzhou Coal Mining Co.,
  Ltd. ......................        234,882        465,703
Zijin Mining Group Co.,
  Ltd. ......................        355,790        552,115
                                               ------------
TOTAL CHINA..................                    43,047,890
                                               ------------

INDIA -- 21.5%
Apollo Hospitals Enterprise,
  Ltd. ......................         21,702        289,066
Bharat Heavy Electricals,
  Ltd. (a)...................         14,559        953,732
Bharti Airtel, Ltd. (a)......         69,130      1,736,362
Cipla, Ltd. .................         57,768        309,909
HDFC Bank, Ltd. .............         18,671        813,324
Hero Honda Motors, Ltd. .....         20,968        370,790
Hindustan Lever, Ltd. .......        106,983        575,697
Hindustan Zinc, Ltd. ........         12,352        256,661
Housing Development Finance
  Corp., Ltd. ...............         18,115      1,311,643
ICICI Bank, Ltd. ADR.........         17,278      1,062,597
Idea Cellular, Ltd. (a)......        170,857        606,875
Indiabulls Financial
  Services, Ltd. ............         21,793        539,669
Indian Hotels Co., Ltd. .....        118,171        478,350
Infosys Technologies, Ltd.
  ADR........................         28,820      1,307,275
ITC, Ltd. ...................         96,129        519,097
Larsen & Toubro, Ltd. GDR....         10,822      1,166,070
Mahindra & Mahindra, Ltd.
  GDR........................         16,930        368,109
Oil & Natural Gas Corp.,
  Ltd. ......................         27,677        869,317
Reliance Capital, Ltd. ......          6,940        455,172
Reliance Communications,
  Ltd. ......................         65,048      1,229,500
Reliance Energy, Ltd. .......         23,595      1,282,265
Reliance Industries, Ltd. GDR
  (b)........................         24,829      3,668,485
Satyam Computer Services,
  Ltd. ADR...................         20,789        555,482
Siemens India, Ltd. .........         10,912        523,217
Steel Authority Of India,
  Ltd. ......................         74,353        532,912
Sterlite Industries India,
  Ltd. (a)...................         14,242        372,897
Suzlon Energy, Ltd. .........          8,811        433,452
Tata Consultancy Services,
  Ltd. ......................         14,770        396,840
Tata Motors, Ltd. ...........         25,412        477,100
Unitech, Ltd. ...............         38,246        475,467
Wipro, Ltd. ADR..............         22,498        333,870
Zee Entertainment
  Enterprises, Ltd. .........         40,315        335,950
                                               ------------
TOTAL INDIA..................                    24,607,152
                                               ------------

INDONESIA -- 3.3%
Astra International Tbk PT...        228,220        663,338
Bank Central Asia Tbk PT.....        707,648        549,995
Bank Rakyat Indonesia PT.....        670,648        528,379
Bumi Resources Tbk PT........      1,170,464        747,701
Indosat Tbk PT...............        495,248        456,097
Perusahaan Gas Negara PT.....        199,628        326,249
Telekomunikasi Indonesia Tbk
  PT.........................        516,094        557,717
                                               ------------
TOTAL INDONESIA..............                     3,829,476
                                               ------------

MALAYSIA -- 7.4%
Bintulu Port Holdings Bhd....        367,706        678,260
Bursa Malaysia Bhd...........         85,807        371,043
Carlsberg Brewery Bhd........        594,203        761,845
Genting Bhd..................        254,800        608,685
IJM Corp Bhd.................        199,300        518,288
IOI Corp Bhd.................        311,640        730,333
Lingkaran Trans Kota Holdings
  Bhd........................        571,700        670,758
Magnum Corp. Bhd.............        621,858        616,781
Malaysian Airline System Bhd
  (a)........................        245,033        361,585
Malaysian Airline System Bhd
  Preference Shares (a)......         37,333         11,853
Malaysian Plantations Bhd....        454,400        423,209
Naim Cendera Holding Bhd.....        341,713        487,718
Sarawake Energy Bhd..........        539,166        391,291
Star Publications Malaysia
  Bhd........................        603,600        627,875

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
MALAYSIA -- (CONTINUED)

Tan Chong Motor Holdings
  Bhd........................      1,345,800   $    846,466
Uchi Technologies Bhd........        433,400        349,918
                                               ------------
TOTAL MALAYSIA...............                     8,455,908
                                               ------------

PHILIPPINES -- 0.9%
Ayala Land, Inc. ............      1,437,358        496,241
Philippine Long Distance
  Telephone Co. .............          7,234        556,462
                                               ------------
TOTAL PHILIPPINES............                     1,052,703
                                               ------------

TAIWAN -- 22.1%
Acer, Inc. ..................        162,080        317,319
Advanced Semiconductor
  Engineering, Inc. .........        287,012        287,592
ASE Test, Ltd. TDR (a).......      1,297,000        227,933
Asia Cement Corp. ...........        215,040        314,261
Asustek Computer, Inc. ......        177,780        533,869
AU Optronics Corp. ADR.......         51,772        994,022
Catcher Technology Co.,
  Ltd. ......................         27,900        162,577
Cathay Financial Holding Co.,
  Ltd. ......................        266,000        554,397
Chang Hwa Commercial Bank....        772,000        422,482
Chi Mei Optoelectronics Corp.
  GDR........................         43,837        613,718
China Development Financial
  Holding Corp. .............        793,930        313,318
China Steel Chemical Corp. ..        214,550        522,575
China Steel Corp. ...........        460,500        617,606
Chinatrust Financial Holding
  Co., Ltd. (a)..............        492,000        349,646
Chunghwa Picture Tubes, Ltd.
  (a)........................        749,000        259,793
Chunghwa Telecom Co. Ltd. ...        178,181        361,971
Compal Electronics, Inc. ....        351,780        385,028
Delta Electronics, Inc. .....        106,650        364,986
Epistar Corp. ...............         39,100        167,565
Everlight Electronics Co.,
  Ltd. ......................         35,478        130,166
Far Eastern Textile Co.,
  Ltd. ......................        320,200        375,637
First Financial Holding Co.,
  Ltd........................        384,360        283,816
Formosa Chemicals & Fibre
  Corp. .....................        179,000        458,062
Formosa Plastics Corp. ......        261,000        733,081
Foxconn Technology Co.,
  Ltd. ......................         33,950        276,335
Fubon Financial Holding Co.,
  Ltd. ......................        363,000        322,323
High Tech Computer Corp. ....         34,300        633,452
Hon Hai Precision Industry
  Co., Ltd. .................        243,000      1,513,389
Hua Nan Financial Holdings
  Co., Ltd...................        338,000        221,967
King Yuan Electronics Co.,
  Ltd. ......................        746,895        363,839
Largan Precision Co., Ltd. ..         10,080        133,636
Lite-On Technology Corp. ....        152,272        265,723
Macronix International.......        330,163        152,182
MediaTek, Inc. ..............         52,850        685,993
Mega Financial Holding Co.,
  Ltd. ......................        460,000        282,939
Motech Industries, Inc. .....         13,850        127,037
Nan Ya Plastics Corp. .......        279,000        739,768
Novatek Microelectronics
  Corp., Ltd. ...............         35,239        134,722
Phoenixtec Power Co., Ltd. ..        299,000        454,015
Polaris Securities Co., Ltd.
  (a)........................      1,872,183        874,488
Powerchip Semiconductor
  Corp. .....................        783,638        333,417
Powertech Technology, Inc. ..         61,450        218,825
ProMOS Technologies, Inc. ...        820,000        219,951
Quanta Computer, Inc. .......        233,020        330,838
Realtek Semiconductor
  Corp. .....................         52,625        182,531
Shin Kong Financial Holding
  Co., Ltd...................        332,055        228,301
Siliconware Precision
  Industries Co. ............        169,085        303,925
SinoPac Financial Holdings
  Co., Ltd. .................        587,000        219,891
Tainan Enterprises...........        282,826        383,676
Taishin Financial Holdings
  Co., Ltd. (a)..............        470,000        194,901
Taiwan Cement Corp. .........        275,210        381,830
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR........................        272,890      2,717,984
Tatung Co., Ltd. (a).........        398,000        193,266
Tripod Technology Corp. .....         59,380        214,200
Uni-President Enterprises
  Corp. .....................        268,900        363,955
United Microelectronics Corp,
  ADR........................        182,838        632,620
Via Technologies, Inc. (a)...        192,000        108,625
Walsin Lihwa Corp. ..........      1,144,000        472,633
Wistron Corp. ...............        132,294        245,952
Yageo Corp. .................      1,302,000        457,624
                                               ------------
TOTAL TAIWAN.................                    25,338,173
                                               ------------
THAILAND -- 3.3%
Advanced Info Service PCL....        144,225        415,313
Bangkok Expressway PCL.......        550,479        388,939
Electricity Generating PCL...        116,796        388,338
IRPC PCL.....................        929,054        175,137
Kasikornbank PCL.............        203,998        526,876
PTT Exploration & Production
  PCL........................        124,365        605,488
PTT PCL......................         77,710        867,417
Thai Oil PCL.................        145,365        373,284
                                               ------------
TOTAL THAILAND...............                     3,740,792
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $97,765,070).........                   110,072,094
                                               ------------
WARRANTS -- 0.0% (C)
CHINA -- 0.0% (C)
China Overseas Land &
  Investment, Ltd.
  (expiring 8/27/08) (a)
  (Cost $0)..................          7,920          4,327
SHORT TERM INVESTMENTS -- 4.7%
UNITED STATES-- 4.7%
MONEY MARKET FUND -- 4.7%
STIC Prime Portfolio
  (Cost $5,316,591)..........      5,316,591      5,316,591
                                               ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $103,081,661)........                   115,393,012
OTHER ASSETS AND
  LIABILITIES -- (0.7)%......                      (790,655)
                                               ------------
NET ASSETS -- 100.0%.........                  $114,602,357
                                               ============




   (a) Non-income producing security

   (b) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities, which represent 3.2% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   (c) Amount shown represents less than 0.05% of net assets.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

At December 31, 2007, Open Futures Contracts Purchased were as follows:

                     EXPIRATION              AGGREGATE               UNREALIZED
FUTURES                 DATE     CONTRACTS  FACE VALUE     VALUE    APPRECIATION
-------              ----------  ---------  ----------  ----------  ------------
MSCI Taiwan Stock
  Index............   1/30/2008      83     $2,623,990  $2,768,050    $144,060

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       13.9%
Commercial Banks......................       10.3
Wireless Telecommunication Services...        9.4
Semiconductors & Semiconductor
  Equipment...........................        6.1
Electronic Equipment & Instruments....        4.4
Insurance.............................        3.9
Metals & Mining.......................        3.5
Computers & Peripherals...............        3.4
Electrical Equipment..................        3.0
Real Estate Management & Development..        3.0
Transportation Infrastructure.........        2.8
Automobiles...........................        2.6
Chemicals.............................        2.4
IT Services...........................        2.3
Diversified Telecommunication
  Services............................        2.1
Marine................................        1.9
Hotels, Restaurants & Leisure.........        1.9
Internet Software & Services..........        1.7
Food Products.........................        1.6
Electric Utilities....................        1.5
Diversified Financial Services........        1.4
Construction & Engineering............        1.4
Media.................................        1.2
Construction Materials................        1.2
Thrifts & Mortgage Finance............        1.1
Energy Equipment & Services...........        1.0
Industrial Conglomerates..............        0.8
Capital Markets.......................        0.8
Airlines..............................        0.7
Independent Power Producers & Energy
  Traders.............................        0.7
Beverages.............................        0.7
Household Products....................        0.5
Distributors..........................        0.5
Tobacco...............................        0.5
Machinery.............................        0.4
Textiles, Apparel & Luxury Goods......        0.3
Gas Utilities.........................        0.3
Pharmaceuticals.......................        0.3
Health Care Providers & Services......        0.3
Leisure Equipment & Products..........        0.1
Paper & Forest Products...............        0.1
Short Term Investments................        4.7
Other Assets & Liabilities............       (0.7)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------

COMMON STOCKS -- 100.0%
CHINA -- 100.0%
AIR FREIGHT & LOGISTICS -- 0.2%
Sinotrans, Ltd. ............         787,000   $    347,203
                                               ------------
AIRLINES -- 0.6%
Air China, Ltd. ............         756,000      1,126,622
                                               ------------
AUTOMOBILES -- 1.2%
Brilliance China Automotive
  Holdings, Ltd. (a)........         924,000        206,192
Denway Motors, Ltd. ........       1,722,000      1,106,423
Dongfeng Motor Group Co.,
  Ltd. .....................       1,040,000        733,578
Great Wall Motor Co.,
  Ltd. .....................         126,000        181,306
                                               ------------
                                                  2,227,499
                                               ------------
BEVERAGES -- 0.2%
Tsingtao Brewery Co.,
  Ltd. .....................         126,000        423,372
                                               ------------
BIOTECHNOLOGY -- 0.1%
American Oriental
  Bioengineering, Inc. (a)..          16,594        183,862
                                               ------------
CHEMICALS -- 0.5%
China Bluechemical, Ltd. ...         650,000        420,140
Sinopec Shanghai
  Petrochemical Co., Ltd. ..         840,000        518,173
                                               ------------
                                                    938,313
                                               ------------
COMMERCIAL BANKS -- 12.7%
Bank of China, Ltd. ........       6,976,000      3,381,804
Bank of Communications Co.,
  Ltd. .....................       1,648,000      2,299,515
China CITIC Bank (a)........         122,139         76,597
China Construction Bank
  Corp. ....................      10,291,000      8,723,871
China Merchants Bank Co.,
  Ltd. .....................         765,000      3,124,792
Industrial & Commercial Bank
  of China..................       9,389,000      6,743,068
                                               ------------
                                                 24,349,647
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Bio-Treat Technology,
  Ltd. .....................         298,016        161,487
                                               ------------
COMMUNICATIONS EQUIPMENT -- 0.3%
AAC Acoustic Technology
  Holdings, Inc. (a)........         252,000        339,344
ZTE Corp. ..................          58,800        316,721
                                               ------------
                                                    656,065
                                               ------------
COMPUTERS & PERIPHERALS -- 0.7%
Lenovo Group, Ltd. .........       1,166,000      1,048,255
TPV Technology, Ltd. .......         494,000        358,586
                                               ------------
                                                  1,406,841
                                               ------------
CONSTRUCTION & ENGINEERING -- 1.6%
Baoye Group Co., Ltd. ......          84,000         84,028
China Communications
  Construction Co., Ltd. ...       1,110,902      2,913,528
                                               ------------
                                                  2,997,556
                                               ------------
CONSTRUCTION MATERIALS -- 1.2%
Anhui Conch Cement Co.,
  Ltd. .....................         126,000      1,096,404
China National Building
  Material Co., Ltd. .......         294,000      1,133,031
                                               ------------
                                                  2,229,435
                                               ------------
DISTRIBUTORS -- 1.0%
China Resources Enterprise..         378,000      1,624,003
Xinyu Hengdeli Holdings,
  Ltd. .....................         615,349        344,868
                                               ------------
                                                  1,968,871
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
China Communications
  Services Corp., Ltd. (a)..         412,551        410,043
China Netcom Group
  Corp. -- Hong Kong,
  Ltd. .....................         420,000      1,263,113
China Telecom Corp., Ltd. ..       4,366,000      3,471,568
                                               ------------
                                                  5,144,724
                                               ------------
ELECTRICAL EQUIPMENT -- 2.9%
Byd Co., Ltd. ..............          60,500        400,364
Dongfang Electrical
  Machinery Co., Ltd. ......          42,000        354,426
Harbin Power Equipment......         210,000        673,301
Shanghai Electric Group Co.,
  Ltd. .....................       1,134,000        959,859
Suntech Power Holdings Co.,
  Ltd. ADR (a)..............          38,150      3,140,508
                                               ------------
                                                  5,528,458
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 0.8%
China Oilfield Services,
  Ltd. .....................         672,000      1,534,050
                                               ------------
FOOD PRODUCTS -- 2.2%
Celestial NutriFoods........         168,000        120,213
Chaoda Modern Agriculture...         553,475        501,133
China Foods, Ltd. (a).......         246,777        183,879
China Huiyuan Juice Group,
  Ltd. (a)..................         223,692        234,094
China Mengniu Dairy Co.,
  Ltd. .....................         304,000      1,115,038
China Milk Products Group,
  Ltd. .....................         252,000        192,574
China Yurun Food Group,
  Ltd. .....................         241,000        401,182
People's Food Holdings,
  Ltd. .....................         252,000        194,324
Pine Agritech, Ltd. ........         504,000        108,541
Synear Food Holdings,
  Ltd. .....................         168,000        197,242
Tingyi Cayman Islands
  Holding Corp. ............         588,000        950,163
                                               ------------
                                                  4,198,383
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
China Medical Technologies,
  Inc. ADR..................           7,466        331,416
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
China Travel International
  Investment Hong Kong,
  Ltd. .....................         840,000        553,723
Ctrip.com International,
  Ltd. ADR..................          18,262      1,049,517
FU JI Food and Catering
  Services Holdings, Ltd. ..          63,000        145,433
                                               ------------
                                                  1,748,673
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.1%
China Power International
  Development, Ltd. ........         735,000        345,000
China Resources Power
  Holdings Co. .............         336,000      1,161,310
Datang International Power
  Generation Co., Ltd. .....       1,122,000      1,001,503
Huadian Power International
  Co. ......................         672,000        341,283
Huaneng Power International,
  Inc. .....................       1,124,000      1,183,476
                                               ------------
                                                  4,032,572
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.4%
Shanghai Industrial
  Holdings, Ltd. ...........         184,000        802,319
                                               ------------

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
INSURANCE -- 9.5%
China Insurance
  International Holdings
  Co., Ltd. (a).............         210,000   $    576,346
China Life Insurance Co.,
  Ltd. .....................       2,346,000     12,140,085
PICC Property & Casualty
  Co., Ltd. ................         788,000      1,127,822
Ping An Insurance Group Co.
  of China, Ltd. ...........         418,500      4,492,325
                                               ------------
                                                 18,336,578
                                               ------------
INTERNET SOFTWARE & SERVICES -- 2.9%
Baidu.com ADR (a)...........           5,811      2,268,556
NetEase.com ADR (a).........          41,430        785,513
SINA Corp. (a)..............          13,298        589,234
Sohu.com, Inc. (a)..........           8,994        490,353
Tencent Holdings, Ltd. .....         189,000      1,431,304
                                               ------------
                                                  5,564,960
                                               ------------
IT SERVICES -- 0.2%
Travelsky Technology,
  Ltd. .....................         294,000        312,573
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Li Ning Co., Ltd. ..........         242,000        901,595
                                               ------------
MACHINERY -- 0.5%
China Infrastructure
  Machinery Holdings,
  Ltd. .....................         107,814        170,624
Guangzhou Shipyard
  International Co., Ltd.
  (a).......................          42,000        238,079
Shanghai Prime Machinery
  Co., Ltd. ................         378,000        130,405
Weichai Power Co., Ltd. ....          58,000        423,244
                                               ------------
                                                    962,352
                                               ------------
MARINE -- 2.3%
China COSCO Holdings Co.,
  Ltd. .....................         875,375      2,419,310
China Shipping Container
  Lines Co., Ltd. ..........       1,403,500        826,181
China Shipping Development
  Co., Ltd. ................         462,000      1,220,561
                                               ------------
                                                  4,466,052
                                               ------------
MEDIA -- 0.8%
Focus Media Holding, Ltd.
  ADR (a)...................          27,254      1,548,300
Xinhua Finance, Ltd. (a)....             226         48,956
                                               ------------
                                                  1,597,256
                                               ------------
METALS & MINING -- 3.9%
Aluminum Corp. of China,
  Ltd. .....................       1,256,000      2,593,377
Angang Steel Co., Ltd. .....         397,720      1,088,994
Hunan Non-Ferrous Metal
  Corp., Ltd. ..............         504,000        318,014
Jiangxi Copper Co., Ltd. ...         472,000      1,158,602
Lingbao Gold Co., Ltd. .....         168,000        103,635
Maanshan Iron & Steel.......         630,000        417,716
Zijin Mining Group Co.,
  Ltd. .....................       1,144,500      1,776,034
                                               ------------
                                                  7,456,372
                                               ------------
MULTILINE RETAIL -- 0.5%
Golden Eagle Retail Group,
  Ltd. .....................         210,000        219,227
Parkson Retail Group,
  Ltd. .....................          63,000        759,080
                                               ------------
                                                    978,307
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 21.3%
China Coal Energy Co. ......       1,052,361      3,306,595
China Petroleum & Chemical
  Corp. ....................       5,408,000      8,170,190
China Shenhua Energy Co.,
  Ltd. .....................       1,086,000      6,490,317
CNOOC, Ltd. ................       5,400,000      9,196,912
CNPC Hong Kong, Ltd. .......         840,000        537,564
PetroChina Co., Ltd. .......       6,708,000     11,957,986
Yanzhou Coal Mining Co.,
  Ltd. .....................         714,000      1,415,657
                                               ------------
                                                 41,075,221
                                               ------------
PAPER & FOREST PRODUCTS -- 0.9%
Citic Resources Holdings,
  Ltd. (a)..................         504,000        297,976
Lee & Man Paper
  Manufacturing, Ltd. ......         126,000        553,454
Nine Dragons Paper Holdings,
  Ltd. .....................         378,000        955,980
                                               ------------
                                                  1,807,410
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.2%
Agile Property Holdings,
  Ltd. .....................         504,000        917,844
Beijing Capital Land,
  Ltd. .....................         378,000        229,784
China Overseas Land &
  Investment, Ltd. .........       1,008,000      2,083,895
China Resources Land,
  Ltd. .....................         336,000        742,894
Greentown China Holdings,
  Ltd. .....................         168,000        262,426
Guangzhou Investment Co.,
  Ltd. .....................       1,292,000        379,444
Guangzhou R&F Properties
  Co., Ltd. ................         342,400      1,220,756
Shanghai Forte Land Co. ....         420,000        230,000
Shenzhen Investment, Ltd. ..         551,254        394,490
Shimao Property Holdings,
  Ltd. .....................         374,500        955,774
Yanlord Land Group, Ltd. ...         310,000        714,995
                                               ------------
                                                  8,132,302
                                               ------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co.,
  Ltd. .....................         588,000        426,819
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.3%
Actions Semiconductor Co.,
  Ltd. ADR (a)..............          32,966        134,501
Semiconductor Manufacturing
  International Corp. (a)...       4,662,000        490,271
                                               ------------
                                                    624,772
                                               ------------
SOFTWARE -- 0.1%
Shanda Interactive
  Entertainment, Ltd. ADR
  (a).......................           8,325        277,556
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Ports Design, Ltd. .........         113,000        394,183
Weiqiao Textile Co. ........         239,000        342,068
                                               ------------
                                                    736,251
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 3.6%
Anhui Expressway Co. .......         326,000        301,860
Beijing Capital
  International Airport Co.,
  Ltd. .....................         588,000        998,425
China Merchants Holdings
  International Co., Ltd. ..         337,857      2,101,478
COSCO Pacific, Ltd. ........         378,000      1,008,336
Dalian Port PDA Co., Ltd. ..         378,000        288,442
Jiangsu Express.............         546,000        595,199
Shenzhen Expressway Co.,
  Ltd. .....................         504,000        557,170
Zhejiang Expressway Co.,
  Ltd. .....................         630,000      1,008,336
                                               ------------
                                                  6,859,246
                                               ------------

WATER UTILITIES -- 0.2%
Guangdong Investment,
  Ltd. .....................         818,000        466,835
                                               ------------

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 15.1%
China Mobile, Ltd. .........       1,528,500   $ 27,032,107
China Unicom, Ltd. .........         840,000      1,928,335
                                               ------------
                                                 28,960,442
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $162,978,731).......                    192,280,267
                                               ------------
WARRANTS 0.0% (B)
CHINA -- 0.0% (B)
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0% (B)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08) (a)
  (Cost $0).................          32,000         17,483
                                               ------------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $218,293)...........         218,293        218,293
                                               ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $163,197,024).......                    192,516,043
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.....                       (101,502)
                                               ------------
NET ASSETS -- 100.0%........                   $192,414,541
                                               ============




   (a) Non-income producing security

   (b) Amount shown represents less than 0.05% of net assets.

   ADR = American Depositary Receipt

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 96.0%
ARGENTINA -- 0.4%
Grupo Financiero Galicia SA
  ADR (a).....................          2,112   $    16,009
Telecom Argentina SA ADR (a)..          1,793        39,894
Tenaris SA ADR................          3,806       170,243
                                                -----------
TOTAL ARGENTINA...............                      226,146
                                                -----------
BRAZIL -- 14.6%
Aracruz Celulose SA ADR.......            988        73,458
Banco Bradesco SA ADR (a).....         15,811       505,952
Banco do Brasil SA............          5,423        92,618
Banco Itau Holding Financeira
  SA ADR (a)..................         18,971       490,590
Bradespar SA Preference
  Shares......................          4,798       128,306
Brasil Telecom Participacoes
  SA ADR......................          1,390       103,666
Braskem SA ADR................          1,985        32,078
Centrais Eletricas Brasileiras
  SA ADR......................          6,347        85,304
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR..................          1,252        46,274
Companhia de Bebidas das
  Americas ADR................          3,294       233,973
Companhia de Saneamento Basico
  do Estado de Sao Paulo (a)..          2,519        58,206
Companhia Energetica de Minas
  Gerais ADR..................          5,545       102,361
Companhia Siderurgica Nacional
  SA ADR (a)..................          2,720       243,630
Companhia Vale do Rio Doce
  ADR.........................         54,494     1,636,472
Cosan SA Industria e
  Comercio....................          1,901        22,214
Cyrela Brazil Realty SA.......          5,299        72,043
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes (a)...........            426         2,874
Duratex SA Preference Shares..          2,073        50,660
Empresa Brasileira de
  Aeronautica SA..............          8,163        92,407
Gerdau SA ADR.................          6,107       177,164
Investimentos Itau SA.........          7,840        74,876
Investimentos Itau SA
  Preference Shares...........         36,820       243,053
Lojas Americanas SA Preference
  Shares......................          5,060        44,204
Lojas Renner SA...............          3,461        69,998
Metalurgica Gerdau SA
  Preference Shares...........          2,986       119,104
Natura Cosmeticos SA..........          2,926        27,945
Perdigao SA ADR...............          1,354        66,671
Petroleo Brasileiro SA ADR....         20,697     2,159,735
Souza Cruz SA.................          1,926        52,153
Tam SA ADR....................          1,510        36,421
Telemig Celular Participacoes
  ADR.........................            677        38,014
Tim Participacoes SA ADR......          1,498        52,355
Tractebel Energia SA ADR......            513        30,693
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR..........          1,924       268,667
Usinas Siderurgicas de Minas
  Gerais SA ADR...............          3,169       145,109
Vivo Participacoes SA
  Preference Shares...........         12,282        64,929
Votorantim Celulose e Papel SA
  ADR (a).....................          2,450        73,034
Weg SA........................          4,741        67,120
                                                -----------
TOTAL BRAZIL..................                    7,884,331
                                                -----------
CHILE -- 1.9%
Administradora de Fondos de
  Pensiones Caprum SA.........          2,101        59,070
Antarchile SA.................          3,399        78,499
Cementos Bio-Bio SA...........         15,957        35,250
Companhia de
  Telecomunicaciones de Chile
  SA ADR......................          5,697        42,500
Companhia General de
  Electricidad................          7,651        60,692
Empresa Nacional de
  Electricidad SA ADR.........          1,873        70,369
Empresa Obras Sanitar Volpar..        511,044       108,787
Empresas COPEC SA.............          7,823       139,823
Enersis SA ADR................          4,571        73,273
Farmacias Ahumada SA..........         13,369        49,725
Lan Airlines SA ADR...........          3,011        40,377
Parque Arauco SA..............         43,750        51,398
SACI Falabella................         23,517       114,291
Vina Concha y Toro SA ADR.....          1,224        51,996
Vina San Pedro SA (a).........      5,474,150        49,470
                                                -----------
TOTAL CHILE...................                    1,025,520
                                                -----------
CHINA -- 18.0%
AAC Acoustic Technology
  Holdings, Inc. (a)..........         28,000        37,705
Agile Property Holdings,
  Ltd. .......................         42,000        76,487
Air China, Ltd. ..............         42,000        62,590
Aluminum Corp. of China,
  Ltd. .......................         68,000       140,406
Angang Steel Co., Ltd. (a)....         16,640        45,562
Anhui Conch Cement Co.,
  Ltd. .......................         14,000       121,823
Baidu.com ADR (a).............            458       178,799
Bank of China, Ltd. ..........        344,000       166,763
Bank of Communications Co.,
  Ltd. .......................         91,000       126,976
Beijing Capital International
  Airport Co., Ltd. ..........         42,000        71,316
Chaoda Modern Agriculture.....         36,375        32,935
China Coal Energy Co. ........         29,000        91,120
China Communications
  Construction Co., Ltd. .....          5,000        13,113
China Construction Bank
  Corp. ......................        474,000       401,819
China Life Insurance Co.,
  Ltd. .......................        121,000       626,151
China Mengniu Dairy Co.,
  Ltd. .......................         21,000        77,026
China Merchants Bank Co.,
  Ltd. .......................         42,000       171,557
China Merchants Holdings
  International Co., Ltd. ....         14,107        87,746
China Mobile, Ltd. ...........         78,000     1,379,460
China Netcom Group
  Corp. -- Hong Kong, Ltd. ...         21,000        63,156
China Oilfield Services,
  Ltd. .......................         52,000       118,706
China Overseas Land &
  Investment, Ltd. ...........         56,000       115,772
China Petroleum & Chemical
  Corp. ......................        274,000       413,948
China Power International
  Development, Ltd. (a).......         70,000        32,857
China Resources Enterprise....         14,000        60,148
China Resources Land, Ltd. ...         28,000        61,908
China Resources Power Holdings
  Co. ........................         28,000        96,776
China Shenhua Energy Co.,
  Ltd. .......................         55,000       328,699
China Shipping Container Lines
  Co., Ltd. ..................        120,350        70,845
China Shipping Development
  Co., Ltd. ..................         28,000        73,973
China Telecom Corp., Ltd. ....        246,000       195,604
China Travel International
  Investment Hong Kong,
  Ltd. .......................         64,000        42,188

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
China Unicom, Ltd. ...........         42,000   $    96,417
CNOOC, Ltd. ..................        269,000       458,142
CNPC Hong Kong, Ltd. .........         70,000        44,797
COSCO Holdings................         50,425       139,362
COSCO Pacific, Ltd. ..........         28,000        74,692
Ctrip.com International, Ltd.
  ADR.........................          1,409        80,975
Datang International Power
  Generation Co., Ltd. .......         84,000        74,979
Denway Motors, Ltd. ..........         98,000        62,967
Dongfeng Motor Group Co.,
  Ltd. .......................         70,000        49,375
Focus Media Holding, Ltd.
  ADR.........................          1,571        89,248
Guangdong Investment, Ltd. ...         58,000        33,101
Guangshen Railway Co., Ltd.
  (a).........................         56,000        40,649
Guangzhou Investment Co.,
  Ltd. .......................         98,000        28,781
Guangzhou R&F Properties Co.,
  Ltd. .......................         25,200        89,845
Harbin Power Equipment........         14,000        44,887
Huadian Power International
  Co. ........................         84,000        42,660
Huaneng Power International,
  Inc. .......................         70,000        73,704
Industrial & Commercial Bank
  of China....................        467,000       335,394
Jiangsu Express...............         44,000        47,965
Jiangxi Copper Co., Ltd. .....         18,000        44,184
Lenovo Group, Ltd. ...........         92,000        82,710
Li Ning Co., Ltd. ............         14,000        52,158
Maanshan Iron & Steel.........         42,000        27,848
NetEase.com ADR (a)...........          1,665        31,568
Nine Dragons Paper Holdings,
  Ltd. .......................         21,000        53,110
Parkson Retail Group, Ltd. ...          3,500        42,171
PetroChina Co., Ltd. .........        308,000       549,055
PICC Property & Casualty Co.,
  Ltd. .......................         56,000        80,150
Pine Agritech, Ltd. ..........         57,000        12,276
Ping An Insurance Group Co. of
  China, Ltd. ................         21,000       225,421
Semiconductor Manufacturing
  International Corp. (a).....        340,000        35,755
Shanghai Electric Group Co.,
  Ltd. .......................         72,000        60,943
Shenzhen Expressway Co.,
  Ltd. .......................         56,000        61,908
Shimao Property Holdings,
  Ltd. .......................         21,000        53,595
SINA Corp. (a)................            869        38,505
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................         56,000        34,545
Sinotrans, Ltd. ..............         70,000        30,882
Suntech Power Holdings Co.,
  Ltd. ADR (a)................          1,354       111,461
Tencent Holdings, Ltd. .......         14,000       106,023
Tingyi Cayman Islands Holding
  Corp. ......................         42,000        67,869
TPV Technology, Ltd. .........         56,000        40,649
Travelsky Technology, Ltd. ...         32,000        34,022
Weiqiao Textile Co. ..........         18,500        26,478
Xinyu Hengdeli Holdings,
  Ltd. .......................        104,000        58,286
Yanzhou Coal Mining Co.,
  Ltd. .......................         42,000        83,274
Zhejiang Expressway Co.,
  Ltd. .......................         50,000        80,027
Zijin Mining Group Co.,
  Ltd. .......................         62,000        96,212
ZTE Corp. ....................          5,600        30,164
                                                -----------
TOTAL CHINA...................                    9,743,123
                                                -----------
CZECH REPUBLIC -- 0.8%
CEZ AS........................          2,909       217,862
Komercni Banka AS.............            319        76,671
Telefonica O2 Czech Republic
  AS..........................          2,048        61,352
Unipetrol (a).................          2,076        38,538
Zentiva NV....................            796        42,544
                                                -----------
TOTAL CZECH REPUBLIC..........                      436,967
                                                -----------
EGYPT -- 1.1%
Commercial International
  Bank........................          5,346        88,676
Egyptian Co. for Mobile
  Services....................          1,280        47,220
Egyptian Financial Group-
  Hermes Holding..............          5,006        59,895
Orascom Construction
  Industries..................          2,020       210,190
Orascom Telecom Holding SAE...          1,773        29,535
Orascom Telecom Holding SAE
  GDR.........................          1,618       134,294
                                                -----------
TOTAL EGYPT...................                      569,810
                                                -----------
HUNGARY -- 1.0%
FHB Mortgage Bank NyRt........          4,738        50,666
MOL Hungarian Oil and Gas
  NyRt........................          1,171       165,890
OTP Bank NyRt.................          4,208       213,919
Richter Gedeon NyRt...........            347        83,284
Tiszai Vegyi Kominat NyRt
  (a).........................            914        39,117
                                                -----------
TOTAL HUNGARY.................                      552,876
                                                -----------
INDIA -- 8.7%
Ambuja Cements, Ltd. GDR (a)..         15,053        56,449
Ambuja Cements, Ltd. GDR (b)..            259           971
Bajaj Auto, Ltd. GDR (a)......            624        41,808
Bajaj Auto, Ltd. GDR (b)......             28         1,876
Bharat Heavy Electricals,
  Ltd. .......................          2,436       159,578
Bharti Airtel, Ltd. (a).......         15,913       399,692
Cipla, Ltd. ..................          8,266        44,345
Dr Reddy's Laboratories, Ltd.
  ADR.........................          2,563        46,544
Gail India, Ltd. .............          6,062        83,367
Grasim Industries, Ltd. (b)...            727        68,338
HCL Technologies, Ltd. .......          2,328        19,488
HDFC Bank, Ltd. ..............          3,363       146,495
Hero Honda Motors, Ltd. ......          2,648        46,826
Hindustan Lever, Ltd. ........         20,995       112,978
Housing Development Finance
  Corp., Ltd. ................          3,611       261,460
ICICI Bank, Ltd. ADR..........          3,981       244,831
Indian Hotels Co., Ltd. ......         11,369        46,021
Infosys Technologies, Ltd.
  ADR.........................          6,928       314,254
ITC, Ltd. GDR (b).............         17,909        96,709
Larsen & Toubro, Ltd. (a).....             65         7,004
Larsen & Toubro, Ltd. GDR
  (a).........................          1,368       147,402
Mahindra & Mahindra, Ltd.
  GDR.........................          2,489        55,878
Maruti Udyog, Ltd. ...........          1,997        50,256
Oil & Natural Gas Corp.,
  Ltd. .......................          5,940       186,572
Reliance Capital, Ltd. .......          1,206        79,098
Reliance Communications,
  Ltd. .......................         12,936       244,509
Reliance Energy, Ltd. ........          3,100       168,469
Reliance Industries, Ltd.
  (b).........................          2,665       393,754
Reliance Industries, Ltd. GDR
  (b).........................          2,872       424,338
Satyam Computer Services, Ltd.
  ADR.........................          3,958       105,758
Siemens India, Ltd. ..........          1,404        67,320
State Bank of India GDR.......            743        90,646
Suzlon Energy, Ltd. ..........          1,571        77,284
Tata Consultancy Services,
  Ltd. .......................          2,852        76,627
Tata Motors, Ltd. ADR.........          3,320        62,615
Tata Power Co., Ltd. .........          2,566        95,700
Tata Steel, Ltd. .............          3,716        87,877
Tata Steel, Ltd. (a)..........            641        10,280
Wipro, Ltd. ADR...............          4,174        61,942
                                                -----------
TOTAL INDIA...................                    4,685,359
                                                -----------

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
INDONESIA -- 1.7%
Astra International Tbk PT....         42,000   $   122,076
Bank Central Asia Tbk PT......        123,500        95,986
Bank Danamon Indonesia Tbk
  PT..........................         33,500        28,533
Bank Mandiri Persero Tbk PT...        131,500        49,002
Bank Rakyat Indonesia PT......        112,500        88,635
Barito Pacific Tbk PT (a).....        100,000        29,811
Bumi Resources Tbk PT.........        212,000       135,427
Indofood Sukses Makmur Tbk
  PT..........................        156,000        42,768
Indosat Tbk PT................         70,000        64,466
Kalbe Farma Tbk PT............        170,500        22,873
Medco Energi Internasional Tbk
  PT..........................         81,000        44,413
Perusahaan Gas Negara PT......         35,500        58,017
Telekomunikasi Indonesia Tbk
  PT..........................         89,000        96,178
United Tractors Tbk PT........         42,000        48,741
                                                -----------
TOTAL INDONESIA...............                      926,926
                                                -----------
ISRAEL -- 2.7%
Avner Oil & Gas, Ltd. LP......        411,647        34,758
Bank Hapoalim BM..............         18,836        94,058
Bank Leumi Le-Israel BM.......         19,194        93,252
Check Point Software
  Technologies (a)............          3,172        69,657
Formula Systems (1985), Ltd.
  (a).........................          2,495        30,473
Israel Chemicals, Ltd. .......          8,667       110,358
Israel Discount Bank, Ltd.
  (a).........................         16,552        42,143
Koor Industries, Ltd. ........            430        35,750
Makhteshim-Agan Industries,
  Ltd. (a)....................          7,478        68,641
Mizrahi Tefahot Bank, Ltd. ...          6,399        49,875
NICE Systems, Ltd. (a)........          1,327        45,785
Ormat Industries, Ltd. .......          3,767        56,304
Partner Communications
  Company, Ltd. ..............          2,533        56,070
Retalix, Ltd. (a).............          1,718        27,361
Teva Pharmaceutical
  Industries, Ltd. ...........         12,539       578,573
The Israel Corp., Ltd. .......             63        66,437
                                                -----------
TOTAL ISRAEL..................                    1,459,495
                                                -----------
JORDAN -- 0.4%
Arab Bank PLC.................          4,690       194,151
                                                -----------
MALAYSIA -- 2.9%
Aeon Co. Bhd..................         25,400        81,415
Berjaya Sports Toto Bhd.......         24,200        36,955
Bintulu Port Holdings Bhd.....         42,494        78,383
Bursa Malaysia Bhd............         10,893        47,103
Carlsberg Brewery Bhd.........         81,297       104,233
Dialog Group Bhd..............         81,400        44,552
Digi.Com Bhd..................          7,000        52,495
Genting Bhd...................         42,100       100,571
IGB Corp. Bhd.................         56,800        38,817
IOI Corp. Bhd.................         63,700       149,282
KFC Holdings Bhd..............         27,700        53,607
KNM Group Bhd.................         34,900        81,261
Magnum Corp. Bhd..............         57,742        57,271
Malaysian Airline System Bhd
  (a).........................         35,600        52,533
Malaysian Airline System Bhd
  Preference Shares (a).......          7,900         2,508
Malaysian Plantations Bhd.....         53,700        50,014
Malaysian Resources Corp. Bhd
  (a).........................         56,500        43,567
Multi Purpose Holdings Bhd....         36,500        25,606
Naim Cendera Holding Bhd......         33,987        48,509
Osk Holdings Bhd..............         51,600        36,200
Pacificmas Bhd................         34,700        35,886
Padiberas Nasional Bhd........         72,600        46,322
Resorts World Bhd.............          6,100         7,157
Sarawake Energy Bhd...........         61,334        44,512
SP Setia Bhd..................         34,200        51,502
Sunrise Bhd...................         56,576        54,745
Ta Enterprise Bhd.............         68,400        26,475
Tebrau Teguh Bhd (a)..........          4,000         1,282
UEM World Bhd.................         19,600        23,352
WCT Engineering Bhd...........         32,000        80,798
                                                -----------
TOTAL MALAYSIA................                    1,556,913
                                                -----------
MEXICO -- 5.5%
Alfa SAB de CV................          7,415        47,896
America Movil SAB de CV.......        327,135     1,004,098
Axtel SAB de CV (a)...........         22,709        56,802
Cemex SAB de CV...............        119,687       310,230
Coca-Cola Femsa SAB de CV.....         11,439        56,229
Consorcio ARA SAB de CV.......         22,565        25,223
Corp GEO SAB de CV (a)........          9,582        27,567
Corp Interamericana de
  Entretenimiento SAB de CV
  (a).........................         12,555        35,085
Desarrolladora Homex SAB de CV
  (a).........................          4,216        34,808
Empresas ICA SAB de CV (a)....          9,253        61,032
Fomento Economico Mexicano SAB
  de CV.......................         34,319       131,310
Grupo Aeroportuario del
  Sureste SAB de CV...........          8,941        54,723
Grupo Bimbo SAB de CV.........         11,081        66,054
Grupo Elektra SA de CV........          1,637        49,433
Grupo Financiero Banorte SAB
  de CV (a)...................         23,253        96,086
Grupo Iusacell SA de CV (a)...            231         3,068
Grupo Mexico SAB de CV........         23,883       150,112
Grupo Modelo SAB de CV........         12,994        61,897
Grupo Televisa SA de CV.......         26,362       125,816
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)...................         23,490        30,734
Industrias CH SAB de CV (a)...          6,036        25,440
Industrias Penoles SA de CV...          2,092        44,064
Kimberly-Clark de Mexico SAB
  de CV.......................         12,169        53,139
Sare Holding SAB de CV (Class
  B) (a)......................         26,828        36,576
Telefonos de Mexico SA de CV..         94,144       174,240
TV Azteca SA de CV............         51,907        31,151
Urbi Desarrollos Urbanos SA de
  CV (a)......................         10,113        34,932
Wal-Mart de Mexico SAB de CV..         42,177       147,040
                                                -----------
TOTAL MEXICO..................                    2,974,785
                                                -----------
MOROCCO -- 0.7%
Banque Marocaine du Commerce
  et de l'Industrie SA........            312        45,998
Banque Marocaine du Commerce
  Exterieur...................            373       135,195
Banque Marocaine pour le
  Commerce et l'Industrie.....              4           590
Douja Promotion Groupe Addoha
  SA..........................            103        44,693
Holcim Maroc SA...............            201        65,995
ONA SA........................            355        73,135
                                                -----------
TOTAL MOROCCO.................                      365,606
                                                -----------
PERU -- 0.7%
Companhia de Minas
  Buenaventura SA.............          1,873       105,653
Credicorp, Ltd. ..............          1,354       103,310
Southern Copper Corp. ........          1,171       123,108
Volcan Cia Minera SA..........         18,318        47,079
                                                -----------
TOTAL PERU....................                      379,150
                                                -----------

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
PHILIPPINES -- 0.6%
Ayala Land, Inc. .............        180,380   $    62,275
Banco de Oro Universal Bank...         30,900        45,293
Bank of the Philippine
  Islands.....................         44,900        66,901
Filinvest Land, Inc. .........        806,000        26,558
Philippine Long Distance
  Telephone Co. ..............          1,400       107,692
                                                -----------
TOTAL PHILIPPINES.............                      308,719
                                                -----------
POLAND -- 1.8%
Bank BPH SA...................            175         7,400
Bank Pekao SA (a).............          1,893       174,725
Bioton SA (a).................         45,834        16,587
BRE Bank SA (a)...............            246        50,513
Cersanit Krasnystaw SA (a)....          2,284        31,111
Getin Holding SA (a)..........          3,901        23,317
Globe Trade Centre SA (a).....          2,449        44,313
Grupa Lotos SA (a)............          1,617        29,258
KGHM Polska Miedz SA..........          2,140        92,062
Orbis SA (a)..................          1,024        28,938
PBG SA (a)....................            274        34,215
Polimex Mostostal SA (a)......          9,564        33,288
Polski Koncern Naftowy Orlen
  (a).........................          2,989       130,022
Powszechna Kasa Oszczednosci
  Bank Polski SA..............          6,378       136,411
Prokom Software SA............            537        28,975
Telekomunikacja Polska SA.....         13,078       119,701
                                                -----------
TOTAL POLAND..................                      980,836
                                                -----------
RUSSIA -- 11.0%
Comstar United Telesystems
  GDR.........................          6,181        77,819
Gazprom OAO ADR...............         49,383     2,800,016
Golden Telecom, Inc. .........            458        46,235
JSC MMC Norilsk Nickel ADR....          1,309       354,412
LUKOIL ADR....................          7,970       689,405
Mechel ADR (a)................            778        75,575
Mobile Telesystems OJSC ADR
  (a).........................          3,135       319,112
NovaTek OAO GDR...............          1,639       126,039
Polyus Gold Co. ADR...........          1,327        63,683
Rosneft Oil Co. OAO GDR.......         20,729       201,071
Rostelecom ADR................          1,381        96,048
Severstal GDR.................          4,643       107,718
Surgutneftegaz ADR............          6,971       427,322
Tatneft GDR...................          1,216       147,136
Vimpel-Communications ADR.....          7,048       293,197
VTB Bank OJSC GDR(a) (b)......          9,000        91,800
Wimm-Bill-Dann Foods OJSC
  ADR.........................            403        52,809
                                                -----------
TOTAL RUSSIA..................                    5,969,397
                                                -----------
SOUTH AFRICA -- 8.8%
ABSA Group, Ltd. .............          4,791        77,813
Adcorp Holdings, Ltd. ........          6,364        37,247
Afgri, Ltd. ..................         35,065        40,225
African Bank Investments,
  Ltd. .......................         10,973        52,984
African Rainbow Minerals,
  Ltd. .......................          2,323        51,665
Allied Electronics Corp.,
  Ltd. .......................          8,120        51,089
Anglo Platinum, Ltd. .........            904       133,602
AngloGold Ashanti, Ltd. ......          2,634       112,924
Aquarius Platinum, Ltd. ......          5,379        61,568
Aspen Pharmacare Holdings,
  Ltd. .......................          8,786        48,851
Aveng, Ltd. ..................          8,961        79,785
Barloworld, Ltd. .............          3,364        53,012
Bidvest Group, Ltd. ..........          4,973        87,682
Business Connexion Group,
  Ltd. .......................         28,940        24,984
Cadiz Holdings................         35,377        23,294
Coronation Fund Managers,
  Ltd. .......................         27,048        32,255
Discovery Holdings, Ltd. .....          3,774        14,981
Ellerine Holdings, Ltd. ......          3,053        37,077
FirstRand, Ltd. ..............         75,416       217,938
Foschini, Ltd. ...............          4,434        31,336
Freeworld Coatings, Ltd. (a)..          3,364         5,193
Gold Fields, Ltd. ............         10,637       154,084
Grindrod, Ltd. ...............         13,233        45,347
Group Five, Ltd. .............          3,757        30,235
Harmony Gold Mining Co., Ltd.
  (a).........................          3,588        36,991
Impala Platinum Holdings,
  Ltd. .......................          9,180       318,678
Imperial Holdings, Ltd. ......          2,598        39,679
Investec, Ltd. ...............          2,872        27,420
Invicta Holdings, Ltd. .......          8,029        35,009
JD Group, Ltd. ...............          2,825        21,081
Johnnic Communications,
  Ltd. .......................          2,972        23,830
Kagiso Media, Ltd. ...........         15,699        30,551
Kumba Iron Ore, Ltd. .........            932        38,865
Lewis Group, Ltd. ............          3,402        22,873
Massmart Holdings, Ltd. ......          4,518        47,597
Metorex, Ltd. (a).............          9,802        31,338
Mittal Steel South Africa,
  Ltd. .......................          3,300        65,910
MTN Group, Ltd. ..............         25,944       486,131
Murray & Roberts Holdings,
  Ltd. .......................          6,957       103,830
Mvelaphanda Resources, Ltd.
  (a).........................          3,630        22,202
Naspers, Ltd. ................          6,139       145,518
Nedbank Group, Ltd. ..........          7,338       146,022
Network Healthcare Holdings,
  Ltd. .......................         29,589        50,135
Pretoria Portland Cement Co.,
  Ltd. .......................          2,649        16,946
PSG Group, Ltd. ..............          5,862        22,730
Remgro, Ltd. .................          6,072       176,420
RMB Holdings, Ltd. ...........         13,460        58,296
Sanlam, Ltd. .................         29,323        97,610
Sappi, Ltd. (a)...............          3,995        56,876
Sasol, Ltd. ..................          7,176       355,947
Shoprite Holdings, Ltd. ......         11,209        70,606
Standard Bank Group, Ltd. ....         15,974       233,918
Steinhoff International
  Holdings, Ltd. .............         22,018        62,500
Sun International, Ltd. ......          2,369        50,608
Super Group, Ltd. ............         18,469        31,348
Telkom SA, Ltd. ..............          3,785        76,427
Tiger Brands, Ltd. ...........          2,761        67,870
Tourism Investment Corp.,
  Ltd. .......................         73,918        29,635
Truworths International,
  Ltd. .......................         10,223        40,387
Wilson Bayly Holmes-Ovcon,
  Ltd. .......................          3,302        66,684
Woolworths Holdings, Ltd. ....         18,042        42,238
                                                -----------
TOTAL SOUTH AFRICA............                    4,755,877
                                                -----------
TAIWAN -- 9.2%
Acer, Inc. ...................         38,180        74,749
Advanced Semiconductor
  Engineering, Inc. ..........         75,106        75,258
ASE Test, Ltd. (a)............        296,000        52,019
Asustek Computer, Inc. .......         39,596       118,906
AU Optronics Corp. ADR........         13,082       251,174
Catcher Technology Co.,
  Ltd. .......................          1,000         5,827
Cathay Financial Holding Co.,
  Ltd. .......................         57,000       118,799
Chang Hwa Commercial Bank.....         85,000        46,517
Chi Mei Optoelectronics Corp.
  GDR.........................          8,561       119,854
China Development Financial
  Holding Corp. ..............        177,130        69,903
China Steel Chemical Corp. ...         54,900       133,719

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
China Steel Corp. ............         98,900   $   132,641
Chinatrust Financial Holding
  Co., Ltd. (a)...............        104,000        73,909
Chunghwa Telecom Co., Ltd. ...         47,727        96,956
CMC Magnetics Corp. (a).......         43,000        14,981
Compal Electronics, Inc. .....         76,120        83,314
Delta Electronics, Inc. ......         29,450       100,786
Elite Semiconductor Memory
  Technology, Inc. ...........         21,000        40,142
Epistar Corp. ................          9,753        41,797
Far Eastern Textile Co.,
  Ltd. .......................         69,630        81,685
Formosa Chemicals & Fibre
  Corp. ......................         38,000        97,242
Formosa Plastics Corp. .......         57,000       160,098
Foxconn Technology Co.,
  Ltd. .......................         10,450        85,058
Fubon Financial Holding Co.,
  Ltd. .......................         84,000        74,587
Giant Manufacturing Co.,
  Ltd. .......................         35,000        78,343
Grape King, Inc. .............         37,000        21,732
High Tech Computer Corp. .....          9,900       182,833
Hon Hai Precision Industry
  Co., Ltd. ..................         44,400       276,520
Hotai Motor Co., Ltd. ........         19,000        49,441
Hua Nan Financial Holdings
  Co., Ltd. ..................         75,000        49,253
Innolux Display Corp. ........         23,000        78,003
Lite-On Technology Corp. .....         39,686        69,254
MediaTek, Inc. ...............          9,150       118,767
Mosel Vitelic, Inc. ..........          3,000         2,493
Nan Ya Plastics Corp. ........         57,000       151,135
National Petroleum Co.,
  Ltd. .......................         86,000        68,806
Novatek Microelectronics
  Corp., Ltd. ................          9,059        34,633
Phoenixtec Power Co., Ltd. ...         69,000       104,773
POU Chen Corp. ...............         48,297        45,268
Powerchip Semiconductor
  Corp. ......................         93,660        39,850
Powertech Technology, Inc. ...         11,450        40,774
Precision Silicon Corp. ......          5,000         6,367
ProMOS Technologies, Inc. ....         94,000        25,214
Quanta Computer, Inc. ........         49,300        69,995
Shin Kong Financial Holding
  Co., Ltd. ..................         49,436        33,989
Siliconware Precision
  Industries Co. .............         38,236        68,728
SinoPac Financial Holdings
  Co., Ltd. ..................        124,000        46,451
Solar Applied Materials
  Technology Corp. ...........         14,000        49,639
Taishin Financial Holdings
  Co., Ltd. (a)...............        104,000        43,127
Taiwan Cement Corp. ..........         58,180        80,720
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR.........................         65,389       651,274
Taiwan Tea Corp. (a)..........         29,000        14,127
Tatung Co., Ltd. (a)..........         94,000        45,646
Tripod Technology Corp. ......         11,420        41,195
United Microelectronics Corp.
  ADR.........................         46,144       159,658
Visual Photonics Epitaxy Co.,
  Ltd. (a)....................         16,000        25,849
Wistron Corp. ................         29,539        54,917
                                                -----------
TOTAL TAIWAN..................                    4,978,695
                                                -----------
THAILAND -- 1.6%
Advanced Info Service PCL.....         25,490        73,401
Bangkok Expressway PCL........         72,723        51,382
Banpu PCL.....................          6,584        80,529
Electricity Generating PCL....         16,400        54,529
IRPC PCL......................        185,807        35,027
Kasikornbank PCL..............         15,200        39,258
PTT Exploration & Production
  PCL.........................         22,801       111,010
PTT PCL.......................         15,435       172,289
Siam Cement PCL...............          8,100        55,787
Siam Commercial Bank PCL......         24,206        62,159
Thai Oil PCL..................         22,664        58,199
Tisco Bank PCL Preference
  Shares......................         55,100        49,890
TMB Bank PCL (a)..............        883,821        38,307
                                                -----------
TOTAL THAILAND................                      881,767
                                                -----------
TURKEY -- 1.9%
Akbank TAS....................         15,783       117,136
Anadolu Efes Biracilik Ve Malt
  Sanayii AS..................          4,525        53,655
Dogan Sirketler Grubu Holdings
  AS (a)......................         18,643        35,306
Dogan Yayin Holding AS (a)....          7,751        31,474
Eregli Demir ve Celik
  Fabrikalari TAS.............          7,209        63,342
Haci Omer Sabanci Holding AS..         10,706        58,907
KOC Holding AS................         11,394        61,721
Migros Turk TAS...............          2,586        50,518
Tupras Turkiye Petrol
  Rafinerileri AS.............          2,551        74,533
Turkcell Iletisim Hizmet AS...          9,675       105,643
Turkiye Garanti Bankasi AS....         20,962       187,759
Turkiye Is Bankasi............         16,320       102,326
Ulker Biskuvi Sanayi AS.......         10,503        42,827
Yapi ve Kredi Bankasi AS (a)..         15,070        52,965
                                                -----------
TOTAL TURKEY..................                    1,038,112
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $42,287,748)..........                   51,894,561
                                                -----------
RIGHTS -- 0.0% (C)
MALAYSIA -- 0.0% (C)
SP Setia Bhd
  (expiring 1/11/08) (a)......          5,700           724
                                                -----------
TOTAL RIGHTS --  (Cost $0)....                          724
                                                -----------
WARRANTS -- 0.0% (C)
CHINA -- 0.0% (C)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08) (a)
  (Cost $0)...................          2,000         1,093
                                                -----------
SHORT TERM INVESTMENTS -- 2.9%
UNITED STATES -- 2.9%
MONEY MARKET FUND
STIC Prime Portfolio
  (Cost $1,564,032)...........      1,564,032     1,564,032
                                                -----------
TOTAL INVESTMENTS -- 98.9%
  (Cost $43,854,127)..........                   53,460,410
OTHER ASSETS AND
  LIABILITIES -- 1.1%.........                      576,613
                                                -----------
NET ASSETS -- 100.0%..........                  $54,037,023
                                                ===========


SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



   (a) Non-income producing security

   (b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   (c) Amount shown represents less than 0.05% of net assets.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

At December 31, 2007, Open Futures Contracts Purchased were as follows:

                     EXPIRATION              AGGREGATE               UNREALIZED
FUTURES                 DATE     CONTRACTS  FACE VALUE     VALUE    APPRECIATION
-------              ----------  ---------  ----------  ----------  ------------
MSCI Taiwan Stock
  Index............   1/30/2008      66     $2,098,178  $2,201,100    $102,922

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       20.2%
Commercial Banks......................       12.8
Metals & Mining.......................        9.6
Wireless Telecommunication Services...        9.2
Diversified Telecommunication
  Services............................        2.6
Semiconductors & Semiconductor
  Equipment...........................        2.6
Insurance.............................        2.3
Computers & Peripherals...............        1.9
Diversified Financial Services........        1.8
Chemicals.............................        1.7
Industrial Conglomerates..............        1.7
Construction & Engineering............        1.6
Electric Utilities....................        1.6
Electronic Equipment & Instruments....        1.6
Pharmaceuticals.......................        1.6
Construction Materials................        1.5
Real Estate Management & Development..        1.5
Beverages.............................        1.4
Food Products.........................        1.4
Electrical Equipment..................        1.2
IT Services...........................        1.2
Transportation Infrastructure.........        1.1
Hotels, Restaurants & Leisure.........        1.0
Food & Staples Retailing..............        0.9
Household Products....................        0.9
Media.................................        0.9
Automobiles...........................        0.8
Independent Power Producers & Energy
  Traders.............................        0.8
Energy Equipment & Services...........        0.7
Internet Software & Services..........        0.7
Multiline Retail......................        0.7
Specialty Retail......................        0.7
Marine................................        0.6
Thrifts & Mortgage Finance............        0.6
Paper & Forest Products...............        0.5
Airlines..............................        0.4
Capital Markets.......................        0.4
Water Utilities.......................        0.4
Gas Utilities.........................        0.3
Machinery.............................        0.3
Tobacco...............................        0.3
Aerospace & Defense...................        0.2
Building Products.....................        0.2
Communications Equipment..............        0.2
Distributors..........................        0.2
Leisure Equipment & Products..........        0.2
Software..............................        0.2
Air Freight & Logistics...............        0.1
Biotechnology.........................        0.1
Commercial Services & Supplies........        0.1
Consumer Finance......................        0.1
Health Care Providers & Services......        0.1
Road & Rail...........................        0.1
Textiles, Apparel & Luxury Goods......        0.1
Trading Companies & Distributors......        0.1
Short Term Investments................        2.9
Other Assets & Liabilities............        1.1
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.9%
BRAZIL -- 23.2%
Banco Bradesco SA ADR.......         333,531   $ 10,672,992
Banco Itau Holding
  Financeira SA ADR.........         355,444      9,191,782
Companhia de Bebidas das
  Americas ADR..............          55,837      3,966,102
Companhia Siderurgica
  Nacional SA ADR...........          44,933      4,024,649
Companhia Vale do Rio Doce
  ADR.......................         518,209     16,929,888
Gerdau SA ADR...............         114,658      3,326,228
Petroleo Brasileiro SA ADR..         174,939     20,159,970
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR........          41,278      5,764,060
                                               ------------
TOTAL BRAZIL................                     74,035,671
                                               ------------
CHINA -- 41.4%
Bank of China, Ltd. (a).....       9,881,000      4,790,081
Bank of Communications Co.,
  Ltd. (a)..................       1,980,000      2,762,767
BOC Hong Kong Holdings Ltd.
  (a).......................       1,131,000      3,169,307
China Coal Energy Co. ......       1,305,000      4,100,405
China Communications
  Construction Co., Ltd.
  (a).......................       1,367,000      3,585,189
China Construction Bank
  Corp. ....................      12,293,000     10,421,003
China Life Insurance Co.,
  Ltd. .....................       2,655,000     13,739,099
China Merchants Bank Co.,
  Ltd. .....................         780,000      3,186,062
China Merchants Holdings
  International Co., Ltd. ..             825          5,131
China Mobile, Ltd. .........       1,619,000     28,632,634
China Overseas Land &
  Investment, Ltd. (a)......       1,376,000      2,844,682
China Petroleum & Chemical
  Corp. ....................       5,242,000      7,919,404
China Shenhua Energy Co.,
  Ltd. .....................         954,500      5,704,427
China Telecom Corp., Ltd. ..       4,104,000      3,263,242
CNOOC, Ltd. ................       4,766,000      8,117,126
Industrial & Commercial Bank
  of China..................      16,474,000     11,831,431
PetroChina Co., Ltd. .......       7,336,000     13,077,487
Ping An Insurance Group Co.
  of China, Ltd. ...........         487,500      5,232,994
                                               ------------
TOTAL CHINA.................                    132,382,471
                                               ------------

INDIA -- 7.0%
HDFC Bank, Ltd. ADR.........          18,634      2,430,805
ICICI Bank, Ltd. ADR........          94,285      5,798,528
Infosys Technologies, Ltd.
  ADR.......................         152,069      6,897,850
Reliance Industries, Ltd.
  GDR (a)(b)................          49,903      7,373,168
                                               ------------
TOTAL INDIA.................                     22,500,351
                                               ------------

RUSSIA -- 28.3%
Gazprom OAO ADR.............         540,874     30,667,556
JSC MMC Norilsk Nickel ADR..          32,036      8,673,747
LUKOIL ADR..................         153,259     13,256,903
Mobile Telesystems OJSC
  ADR.......................          58,372      5,941,686
NovaTek OAO GDR.............          43,154      3,318,543
OAO Rosneft Oil Co. GDR.....         831,716      8,067,645
Surgutneftegaz ADR..........         121,762      7,464,010
Tatneft GDR.................          22,319      2,700,599
Unified Energy System GDR
  (a).......................          31,399      4,081,870
Vimpel-Communications ADR...          94,661      3,937,898
VTB Bank OJSC, GDR (a)......         224,854      2,293,511
                                               ------------
TOTAL RUSSIA................                     90,403,968
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $287,488,010).......                    319,322,461
                                               ------------
SHORT TERM INVESTMENTS -- 4.5%
UNITED STATES -- 4.5%
MONEY MARKET -- 4.5%
STIC Prime Portfolio
  (Cost $14,280,987)........      14,280,987     14,280,987
                                               ------------
TOTAL INVESTMENTS -- 104.4%
  (Cost $301,768,997).......                    333,603,448
OTHER ASSETS AND
  LIABILITIES -- (4.4)%.....                    (13,931,723)
                                               ------------
NET ASSETS -- 100.0%........                   $319,671,725
                                               ============




  (a) Non-income producing security

  (b) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities, which represent 2.3% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*

                                        PERCENT OF
INDUSTRY                                NET ASSETS
--------                                ----------
Oil, Gas & Consumable Fuels...........      41.3
Commercial Banks......................      22.6
Wireless Telecommunication Services...      12.1
Metals & Mining.......................      10.3
Insurance.............................       5.9
IT Services...........................       2.2
Electric Utilities....................       1.3
Beverages.............................       1.2
Construction & Engineering............       1.1
Diversified Telecommunication
  Services............................       1.0
Real Estate Management & Development..       0.9
Transportation Infrastructure.........       0.0**
Short Term Investments................       4.5
Other Assets & Liabilities............      (4.4)
                                           -----
TOTAL.................................     100.0%
                                           =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

** Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------
COMMON STOCKS -- 99.6%
CZECH REPUBLIC -- 4.9%
CEZ AS.........................     26,166   $ 1,959,634
Komercni Banka AS..............      2,780       668,168
Telefonica O2 Czech Republic
  AS...........................     19,294       577,989
Unipetrol (a)..................     18,523       343,854
Zentiva NV.....................      5,331       284,928
                                             -----------
TOTAL CZECH REPUBLIC...........                3,834,573
                                             -----------
HUNGARY -- 5.0%
Magyar Telekom NyRt............    109,854       571,799
MOL Hungarian Oil and Gas
  NyRt.........................      4,487       635,651
OTP Bank NyRt..................     38,307     1,947,386
Richter Gedeon NyRt............      2,891       693,875
                                             -----------
TOTAL HUNGARY..................                3,848,711
                                             -----------
POLAND -- 11.6%
Agora SA.......................     17,252       389,325
Apator SA......................     17,128       167,147
Asseco Poland SA...............      7,862       234,963
Bank BPH SA....................      1,290        54,551
Bank Pekao SA..................     13,117     1,210,710
Bank Zachodni WBK SA (a).......      3,637       371,190
Bioton SA  (a).................    311,247       112,635
BRE Bank S (a).................      1,439       295,483
Cersanit Krasnystaw SA (a).....     16,433       223,842
Debica SA......................      5,770       246,815
Echo Investment SA (a).........     51,120       165,664
Getin Holding SA (a)...........     31,157       186,231
Globe Trade Centre SA (a)......     20,717       374,858
Impexmetal SA..................     31,009       115,999
ING Bank Slaski SA.............        980       288,898
KGHM Polska Miedz SA...........     13,398       576,375
Netia SA (a)...................     85,519       132,138
Orbis SA (a)...................      7,558       213,585
PBG SA (a).....................      1,688       210,781
Polimex Mostostal SA...........     68,238       237,509
Polski Koncern Naftowy Orlen
  (a)..........................     18,389       388,066
Powszechna Kasa Oszczednosci
  Bank Polski SA...............     53,804     1,150,747
Telekomunikacja Polska SA......    122,476     1,121,001
TVN SA.........................     31,426       319,454
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA...............        661       201,578
                                             -----------
TOTAL POLAND...................                8,989,545
                                             -----------
RUSSIA -- 67.2%
Comstar United Telesystems
  GDR..........................     79,592     1,002,063
CTC Media, Inc. (a)............     13,569       409,784
Gazprom Neft OAO ADR (Class
  S)...........................     22,842       616,734
Gazprom OAO ADR................    346,946    19,671,838
Golden Telecom, Inc. (a).......      3,726       376,140
JSC MMC Norilsk Nickel ADR.....     12,360     3,346,470
LUKOIL ADR.....................     85,861     7,426,976
NovaTek OAO GDR................     11,703       899,961
Polyus Gold Co. ADR............      9,614       461,376
Rosneft Oil Co. OAO GDR........    279,131     2,707,571
Rostelecom ADR.................     18,405     1,280,068
Sberbank GDR...................      9,181     4,979,964
Severstal GDR..................     42,750       991,800
Surgutneftegaz ADR.............     71,497     4,382,766
Unified Energy System GDR (a)..     17,820     2,316,600
VTB Bank OJSC GDR (a)..........    106,937           545
VTB Bank OJSC GDR (a)(b).......    125,811     1,283,272
                                             -----------
TOTAL RUSSIA...................               52,153,928
                                             -----------
TURKEY -- 10.9%
Akbank TAS.....................    113,374       841,419
Anadolu Efes Biracilik Ve Malt
  Sanayii AS...................     36,504       432,848
Arcelik........................     31,601       219,704
Beko Elektronik (a)............    147,918       219,559
Dogan Sirketler Grubu Holdings
  AS (a).......................    101,521       192,260
Dogan Yayin Holding AS (a).....     56,686       230,177
Enka Insaat ve Sanayi AS.......     27,830       486,684
Eregli Demir ve Celik
  Fabrikalari TAS..............     56,590       497,229
Haci Omer Sabanci Holding AS...     79,094       435,194
KOC Holding AS (a).............     78,569       425,603
Migros Turk TAS................     20,423       398,965
Tupras Turkiye Petrol
  Rafinerileri AS..............     14,951       436,828
Turk Hava Yollari (a)..........     38,101       279,521
Turkcell Iletisim Hizmet AS....     85,499       933,578
Turkiye Garanti Bankasi AS.....    154,459     1,383,510
Turkiye Is Bankasi.............     69,536       435,990
Vestel Elektronik Sanayi (a)...     84,741       209,639
Yapi ve Kredi Bankasi (a)......    108,612       381,729
                                             -----------
TOTAL TURKEY...................                8,440,437
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $69,043,525)...........               77,267,194
                                             -----------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $63,171)...............     63,171        63,171
                                             -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $69,106,696)...........               77,330,365
OTHER ASSETS AND
  LIABILITIES -- 0.3%..........                  258,973
                                             -----------
NET ASSETS -- 100.0%...........              $77,589,338
                                             ===========




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.7% of net assets as of December 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       47.9%
Commercial Banks......................       20.0
Metals & Mining.......................        8.0
Diversified Telecommunication
  Services............................        6.5
Electric Utilities....................        5.5
Media.................................        1.7
Industrial Conglomerates..............        1.4
Pharmaceuticals.......................        1.3
Wireless Telecommunication Services...        1.2
Household Durables....................        0.8
Real Estate Management & Development..        0.7
Construction & Engineering............        0.6
Diversified Financial Services........        0.6
Beverages.............................        0.6
Food & Staples Retailing..............        0.5
Chemicals.............................        0.4
Airlines..............................        0.4
Auto Components.......................        0.3
Software..............................        0.3
Building Products.....................        0.3
Hotels, Restaurants & Leisure.........        0.3
Electronic Equipment & Instruments....        0.2
Biotechnology.........................        0.1
Short Term Investments................        0.1
Other Assets & Liabilities............        0.3
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.8%
ARGENTINA -- 2.4%
Banco Macro SA ADR............          4,011   $    99,232
Grupo Financiero Galicia SA
  ADR (a).....................         10,937        82,902
Petrobras Energia
  Participaciones SA ADR......         25,141       350,717
Telecom Argentina SA ADR (a)..          8,122       180,715
Tenaris SA ADR................         18,840       842,713
                                                -----------
TOTAL ARGENTINA...............                    1,556,279
                                                -----------
BRAZIL -- 62.4%
AES Tiete SA Preference
  Shares......................      4,255,657       158,989
Aracruz Celulose SA ADR.......          6,302       468,554
B2W Companhia Global Do
  Varejo......................          4,716       188,110
Banco Bradesco SA ADR.........         78,051     2,497,632
Banco do Brasil SA............         25,724       439,331
Banco Itau Holding Financeira
  SA ADR......................         93,522     2,418,479
Bradespar SA Preference
  Shares......................         27,198       727,317
Brasil Telecom Participacoes
  SA ADR......................          7,220       538,468
Braskem SA ADR................         10,774       174,108
Centrais Eletricas Brasileiras
  SA ADR......................         27,050       363,552
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR..................          8,028       296,715
Companhia de Bebidas das
  Americas ADR................         16,566     1,176,683
Companhia de Concessoes
  Rodoviarias.................         15,201       234,847
Companhia de Saneamento Basico
  do Estado de Sao Paulo......         11,451       264,595
Companhia Energetica de Minas
  Gerais ADR..................         25,696       474,348
Companhia Energetica de Sao
  Paulo Preference Shares
  (a).........................         11,840       288,883
Companhia Paranaense de
  Energia Preference Shares...         11,807       177,768
Companhia Siderurgica Nacional
  SA ADR......................         13,867     1,242,067
Companhia Vale do Rio Doce
  ADR.........................        254,469     7,642,893
Cosan SA Industria e
  Comercio....................          7,374        86,168
Cyrela Brazil Realty SA.......         23,685       322,010
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes (a)...........          2,353        15,876
Duratex SA Preference Shares..          8,810       215,301
Empresa Brasileira de
  Aeronautica SA..............         41,707       472,133
Gafisa SA.....................         10,001       186,479
Gerdau SA ADR.................         31,814       922,924
Gol Linhas Aereas Inteligentes
  SA Preference Shares........          5,644       138,754
Investimentos Itau SA.........         37,785       360,868
Investimentos Itau SA
  Preference Shares...........        176,803     1,167,098
JBS SA (a)....................         26,170        88,214
Lojas Americanas SA Preference
  Shares......................         33,105       289,204
Lojas Renner SA...............         20,264       409,834
Metalurgica Gerdau SA
  Preference Shares...........         16,821       670,950
Natura Cosmeticos SA..........         16,684       159,342
NET Servicos de Comunicacao SA
  Preference Shares (a).......         10,065       122,703
Perdigao SA ADR...............          6,864       337,983
Petroleo Brasileiro SA ADR....        101,802    10,593,601
Sadia SA Preference Shares....         43,164       245,404
Souza Cruz SA.................         10,886       294,778
Tam SA ADR....................          6,920       166,910
Tele Norte Leste Participacoes
  SA ADR......................         17,800       343,184
Tim Participacoes SA ADR......          7,065       246,922
Tractebel Energia SA ADR......          2,418       144,669
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR..........          9,446     1,319,039
Usinas Siderurgicas de Minas
  Gerais SA ADR...............         15,181       695,138
Vivo Participacoes SA
  Preference Shares...........         53,131       280,878
Votorantim Celulose e Papel SA
  ADR.........................         18,657       556,165
                                                -----------
TOTAL BRAZIL..................                   40,625,868
                                                -----------

CHILE -- 8.2%
Almendral SA..................      1,352,772       145,343
Antarchile SA.................         21,545       497,575
Banco de Credito e
  Inversiones.................         14,911       447,674
CAP SA........................         10,805       295,974
Centros Comerciales
  Sudamericanos SA ADR (b)....          8,220       496,241
Companhia de
  Telecomunicaciones de Chile
  SA ADR......................         39,316       293,297
Companhia General de
  Electricidad................         60,082       476,602
Empresa Nacional de
  Electricidad SA ADR.........         10,500       394,485
Empresas CMPC SA..............         11,975       452,114
Empresas COPEC SA.............         40,779       728,855
Enersis SA ADR................         21,788       349,262
Lan Airlines SA ADR...........         14,737       197,623
SACI Falabella................        122,784       596,721
                                                -----------
TOTAL CHILE...................                    5,371,766
                                                -----------

COLOMBIA -- 1.3%
BanColombia SA ADR............         24,449       831,755
                                                -----------

MEXICO -- 22.1%
Alfa SAB de CV................         39,807       257,130
America Movil SAB de CV.......      1,531,369     4,700,334
Cemex SAB de CV (a)...........        595,839     1,544,422
Corp GEO SAB de CV (a)........         52,935       152,292
Desarrolladora Homex SAB de CV
  (a).........................         26,077       215,295
Empresas ICA SAB de CV (a)....         47,462       313,056
Fomento Economico Mexicano SAB
  de CV.......................        196,728       752,715
Grupo Aeroportuario del
  Sureste SAB de CV...........         57,501       351,930
Grupo Bimbo SAB de CV.........         64,064       381,885
Grupo Carso SA de CV..........         63,328       239,693
Grupo Financiero Banorte SAB
  de CV.......................        139,477       576,346
Grupo Iusacell SA de CV (a)...          1,480        19,660
Grupo Mexico SAB de CV........        117,108       736,063
Grupo Modelo SAB de CV........        115,580       550,562
Grupo Televisa SA ADR.........          1,800        42,786
Grupo Televisa SA de CV.......        125,273       597,883
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)...................        154,032       201,532
Kimberly-Clark de Mexico SAB
  de CV.......................         87,341       381,396
Telefonos de Mexico SA de CV..        601,895     1,113,977
TV Azteca SA de CV............        284,735       170,878
Urbi Desarrollos Urbanos SA de
  CV (a)......................         65,930       227,734
Wal-Mart de Mexico SAB de CV..        245,494       855,854
                                                -----------
TOTAL MEXICO..................                   14,383,423
                                                -----------


SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
PERU -- 3.4%
Companhia de Minas
  Buenaventura SA.............          8,730   $   492,447
Companhia Minera Milpo SAA....         46,794       112,455
Credicorp, Ltd. ..............          8,403       641,149
Minsur SA.....................         73,395       205,780
Southern Copper Corp. ........          5,366       564,128
Volcan Cia Minera SA..........         66,676       171,363
                                                -----------
TOTAL PERU....................                    2,187,322
                                                -----------
TOTAL COMMON STOCKS --
  (COST $54,625,372)..........                   64,956,413
                                                -----------
SHORT TERM INVESTMENTS -- 0.9%
UNITED STATES -- 0.9%
MONEY MARKET FUND -- 0.9% STIC
  Prime Portfolio
  (Cost $616,686).............        616,686       616,686
                                                -----------
TOTAL INVESTMENTS -- 100.7%
  (Cost $55,242,058)..........                   65,573,099
OTHER ASSETS AND
  LIABILITIES -- (0.7)%.......                     (459,055)
                                                -----------
NET ASSETS -- 100.0%..........                  $65,114,044
                                                ===========




   (a) Non-income producing security

   (b) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities which represent 0.8% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Metals & Mining.......................       21.1%
Oil, Gas & Consumable Fuels...........       17.0
Commercial Banks......................       16.7
Wireless Telecommunication Services...        8.1
Beverages.............................        3.8
Diversified Telecommunication
  Services............................        3.8
Electric Utilities....................        2.8
Industrial Conglomerates..............        2.6
Food & Staples Retailing..............        2.5
Construction Materials................        2.4
Paper & Forest Products...............        2.3
Multiline Retail......................        2.0
Food Products.........................        1.8
Household Durables....................        1.7
Independent Power Producers & Energy
  Traders.............................        1.6
Media.................................        1.4
Energy Equipment & Services...........        1.3
Diversified Financial Services........        1.1
Transportation Infrastructure.........        0.9
Construction & Engineering............        0.8
Airlines..............................        0.8
Aerospace & Defense...................        0.7
Household Products....................        0.6
Tobacco...............................        0.5
Water Utilities.......................        0.4
Building Products.....................        0.3
Internet & Catalog Retail.............        0.3
Chemicals.............................        0.3
Personal Products.....................        0.2
Real Estate Management & Development..        0.0**
Short Term Investments................        0.9
Other Assets & Liabilities............       (0.7)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------
COMMON STOCKS -- 99.4%
EGYPT -- 7.3%
Commercial International Bank...    47,169   $   782,409
Eastern Tobacco.................     5,558       452,398
Egypt Kuwait Holding Co. .......    21,342        51,861
Egyptian Financial Group-Hermes
  Holding.......................    43,777       523,777
Orascom Construction
  Industries....................    11,464     1,192,879
Orascom Hotels & Development
  (a)...........................    14,819       222,275
Orascom Telecom Holding SAE
  GDR...........................    14,972     1,242,676
Sidi Kerir Petrochemicals Co. ..    49,060       186,768
Suez Cement.....................    17,345       179,668
Telecom Egypt...................    78,688       298,562
                                             -----------
TOTAL EGYPT.....................               5,133,273
                                             -----------
ISRAEL -- 21.5%
Africa-Israel Investments,
  Ltd. .........................       990        88,737
Alvarion, Ltd. (a)..............    17,645       167,627
Bank Hapoalim BM................   197,200       984,719
Bank Leumi Le-Israel BM.........   193,122       938,265
Bezeq Israeli Telecommunication
  Corp., Ltd. ..................   211,690       393,791
Cellcom Israel, Ltd. ...........     2,314        73,493
Check Point Software
  Technologies (a)..............    26,596       584,048
Delek Automotive Systems,
  Ltd. .........................    37,922       547,302
Delek Group, Ltd. ..............     1,559       352,385
Elbit Imaging, Ltd. ............     1,075        60,048
Elbit Systems, Ltd. ............     9,464       566,758
Gazit Globe, Ltd. ..............    22,070       240,826
Harel Insurance Investments &
  Finances, Ltd. ...............     1,031        60,269
Israel Chemicals, Ltd. .........    95,974     1,222,054
Israel Discount Bank (a)........   139,360       354,827
Makhteshim-Agan Industries, Ltd.
  (a)...........................    64,900       595,718
Mellanox Technologies, Ltd.
  (a)...........................     9,494       172,981
Mizrahi Tefahot Bank, Ltd. .....    52,104       406,111
NICE Systems, Ltd. (a)..........    10,264       354,133
Ormat Industries, Ltd. .........     5,054        75,541
Partner Communications Company,
  Ltd. .........................     6,121       135,492
RADVision, Ltd. (a).............     7,087        78,311
Saifun Semiconductors, Ltd.
  (a)...........................    15,318       134,186
Syneron Medical, Ltd. (a).......     5,256        70,273
Teva Pharmaceutical Industries,
  Ltd. .........................   129,183     5,960,743
The Israel Corp., Ltd. .........       496       523,061
                                             -----------
TOTAL ISRAEL....................              15,141,699
                                             -----------
JORDAN -- 3.6%
Arab Bank PLC...................    44,950     1,860,787
Jordanian Electric Power Co.
  (a)...........................    84,533       515,249
United Arab Investors...........    32,052       129,339
                                             -----------
TOTAL JORDAN....................               2,505,375
                                             -----------
MOROCCO -- 6.1%
Attijariwafa Bank...............     2,625     1,041,009
Banque Centrale Populaire.......       904       267,598
Banque Marocaine du Commerce et
  de l'Industrie SA.............     2,365       348,667
Banque Marocaine du Commerce
  Exterieur.....................     3,776     1,368,627
Banque Marocaine pour le
  Commerce et l'Industrie.......        16         2,359
Ciments du Maroc................     1,027       336,537
Douja Promotion Groupe Addoha
  SA............................       787       341,491
ONA SA..........................     2,833       583,635
                                             -----------
TOTAL MOROCCO...................               4,289,923
                                             -----------
SOUTH AFRICA -- 60.9%
ABSA Group, Ltd. ...............    51,535       837,005
African Bank Investments,
  Ltd. .........................   103,215       498,379
African Rainbow Minerals,
  Ltd. .........................    21,085       468,943
Allan Gray Property Trust.......   377,187       372,532
Anglo Platinum, Ltd. ...........     9,137     1,350,359
AngloGold Ashanti, Ltd. ........    23,528     1,008,685
Aquarius Platinum, Ltd. ........    48,297       552,805
Aspen Pharmacare Holdings,
  Ltd. .........................    88,741       493,413
Aveng, Ltd. ....................    55,281       492,197
Barloworld, Ltd. ...............    29,205       460,231
Bidvest Group, Ltd. ............    48,169       849,293
Discovery Holdings, Ltd. .......    31,863       126,485
FirstRand, Ltd. ................   817,633     2,362,807
Foschini, Ltd. .................    39,627       280,054
Freeworld Coatings, Ltd. (a)....    20,340        31,398
Gold Fields, Ltd. ..............    67,777       981,794
Grindrod, Ltd. .................   106,842       366,127
Growthpoint Properties, Ltd. ...   211,220       482,128
Harmony Gold Mining Co., Ltd.
  (a)...........................    28,398       292,774
Hyprop Investments, Ltd. .......    51,077       336,311
Impala Platinum Holdings,
  Ltd. .........................    88,015     3,055,383
Imperial Holdings, Ltd. ........    23,889       364,853
Investec, Ltd. .................    34,200       326,520
JD Group, Ltd. .................    24,929       186,028
Johnnic Communications, Ltd. ...    26,101       209,286
Kumba Iron Ore, Ltd. ...........    13,203       550,580
Massmart Holdings, Ltd. ........    39,889       420,231
Metorex, Ltd. (a)...............    75,780       242,275
Mittal Steel South Africa,
  Ltd. .........................    29,403       587,256
MTN Group, Ltd. ................   245,552     4,601,080
Murray & Roberts Holdings,
  Ltd. .........................    54,503       813,436
Mvelaphanda Resources, Ltd.
  (a)...........................    27,559       168,555
Naspers, Ltd. ..................    59,048     1,399,661
Nedbank Group, Ltd. ............    74,352     1,479,566
Network Healthcare Holdings,
  Ltd. .........................   275,899       467,478
Pick'n Pay Stores, Ltd. ........    71,368       392,849
Pretoria Portland Cement Co.,
  Ltd. .........................    21,371       136,712
PSG Group, Ltd. ................    45,896       177,960
Remgro, Ltd. ...................    72,743     2,113,526
Reunert, Ltd. ..................    37,686       394,210
RMB Holdings, Ltd. .............   139,124       602,555
Sanlam, Ltd. ...................   316,441     1,053,360
Sappi, Ltd. ....................    39,403       560,977
Sasol, Ltd. ....................    67,628     3,354,510
Shoprite Holdings, Ltd. ........    98,260       618,946
Standard Bank Group, Ltd. ......   166,975     2,445,128
Steinhoff International
  Holdings, Ltd. ...............   192,996       547,839
Sun International, Ltd. ........    16,949       362,076
Super Group, Ltd. ..............   141,499       240,167
Telkom SA, Ltd. ................    36,351       734,004
Tiger Brands, Ltd. .............    31,751       780,494
Truworths International, Ltd. ..    92,474       365,331
Woolworths Holdings, Ltd. ......   164,719       385,626
                                             -----------
TOTAL SOUTH AFRICA..............              42,782,178
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $67,646,666)............              69,852,448
                                             -----------
WARRANTS -- 0.0% (B)
ISRAEL -- 0.0% (B)
Gazit Globe, Ltd. (expiring
  6/3/08) (a)
  (Cost $0).....................     1,921           862
                                             -----------

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------
SHORT TERM INVESTMENTS -- 0.9%
UNITED STATES -- 0.9%
MONEY MARKET FUND -- 0.9%
STIC Prime Portfolio
  (Cost $617,289)...............   617,289   $   617,289
                                             -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $68,263,955)............              70,470,599
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.........                (233,933)
                                             -----------
NET ASSETS -- 100.0%............             $70,236,666
                                             ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
GDR = Global Depositary Receipt

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       18.7%
Metals & Mining.......................       13.2
Pharmaceuticals.......................        9.2
Diversified Financial Services........        8.4
Wireless Telecommunication Services...        6.9
Oil, Gas & Consumable Fuels...........        4.8
Industrial Conglomerates..............        4.4
Chemicals.............................        3.6
Construction & Engineering............        2.4
Specialty Retail......................        2.3
Media.................................        2.3
Real Estate Management & Development..        2.1
Food & Staples Retailing..............        2.0
Diversified Telecommunication
  Services............................        2.0
Telecommunications....................        1.8
Insurance.............................        1.8
Household Durables....................        1.4
Capital Markets.......................        1.3
Food Products.........................        1.1
Construction Materials................        0.9
Hotels, Restaurants & Leisure.........        0.8
Software..............................        0.8
Electronic Equipment & Instruments....        0.8
Aerospace & Defense...................        0.8
Paper & Forest Products...............        0.8
Communications Equipment..............        0.7
Electric Utilities....................        0.7
Health Care Providers & Services......        0.7
Tobacco...............................        0.6
Multiline Retail......................        0.6
Marine................................        0.5
Air Freight & Logistics...............        0.5
Semiconductors & Semiconductor
  Equipment...........................        0.2
Internet Software & Services..........        0.1
Electrical Equipment..................        0.1
Health Care Equipment & Supplies......        0.1
Short Term Investments................        0.9
Other Assets & Liabilities............       (0.3)
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
COMMON STOCKS -- 99.7%

AUSTRALIA -- 6.3%

Abacus Property Group...........    12,676   $    19,422
Alesco Corp, Ltd. ..............     1,481        13,355
Alumina, Ltd. ..................     1,870        10,459
AMP, Ltd. ......................     1,746        15,254
Ansell, Ltd. ...................     1,206        12,781
APA Group.......................     5,077        16,182
Aristocrat Leisure, Ltd. .......       714         7,053
Asciano Group...................       694         4,266
Australia & New Zealand Banking
  Group, Ltd. ..................       856        20,639
Babcock & Brown, Ltd. ..........       495        11,800
BHP Billiton, Ltd. .............     2,470        87,055
Billabong International, Ltd. ..       770        10,020
BlueScope Steel, Ltd. ..........     1,054         8,931
Brambles, Ltd. .................     1,426        14,437
Bunnings Warehouse Property
  Trust.........................    13,840        28,436
Carindale Property Trust........     9,598        37,840
Commonwealth Bank of Australia..       690        35,806
Computershare, Ltd. ............     1,438        12,475
ConnectEast Group...............    10,476        14,671
CSL, Ltd. ......................       558        17,815
CSR, Ltd. ......................     3,536         9,625
DUET Group......................     8,703        22,543
Envestra, Ltd. .................    35,913        29,957
GWA International, Ltd. ........     3,798        11,839
Harvey Norman Holdings, Ltd. ...     2,844        16,981
Hills Industries, Ltd. .........     2,922        13,752
Insurance Australia Group,
  Ltd. .........................     2,157         7,803
Lend Lease Corp., Ltd. .........       696        10,572
Macquarie Airports..............     2,100         7,468
Macquarie Group, Ltd. ..........       249        16,660
Mirvac Real Estate Investment
  Trust.........................    21,106        24,092
National Australia Bank, Ltd. ..       885        29,361
Newcrest Mining, Ltd. ..........       580        16,857
Perpetual, Ltd. ................       176        10,236
Rio Tinto, Ltd. ................       235        27,639
Sonic Healthcare, Ltd. .........       902        13,242
Suncorp-Metway, Ltd. ...........       970        14,411
Tattersall's, Ltd. .............     1,962         6,874
Thakral Holdings Group..........    24,914        22,751
Toll Holdings, Ltd. ............       702         7,058
Wesfarmers, Ltd. ...............       154         5,476
Wesfarmers, Ltd. PPS (a)........       154         5,503
Westpac Banking Corp. ..........       925        22,676
Woodside Petroleum, Ltd. .......       527        23,317
Woolworths, Ltd. ...............       859        25,637
WorleyParsons, Ltd. ............       334        15,250
Zinifex, Ltd. ..................       624         6,794
                                             -----------
TOTAL AUSTRALIA.................                 823,071
                                             -----------

AUSTRIA -- 0.3%

Erste Bank der Oesterreichischen
  Sparkassen AG.................       186        13,189
OMV AG..........................       230        18,636
voestalpine AG..................       138         9,978
                                             -----------
TOTAL AUSTRIA...................                  41,803
                                             -----------

BELGIUM -- 0.8%
Bekaert NV......................        74         9,954
Delhaize Group..................       112         9,858
Dexia...........................       608        15,316
Gimv NV.........................       164        11,233
InBev NV........................       174        14,500
KBC Groep NV....................       160        22,504
UCB SA..........................       152         6,894
Umicore.........................        56        13,919
                                             -----------
TOTAL BELGIUM...................                 104,178
                                             -----------

CANADA -- 7.1%

AGF Management, Ltd. (Class B)..       314         9,255
Agrium, Inc. ...................       220        15,976
Bank of Montreal................       306        17,465
Bank of Nova Scotia.............       540        27,510
Barrick Gold Corp. .............       828        35,051
Bombardier, Inc. (a)............     1,654         9,988
Brookfield Asset Management,
  Inc. (Class A)................       423        15,194
CAE, Inc. ......................       502         6,770
Cameco Corp. ...................       350        14,033
Canadian Imperial Bank of
  Commerce......................       234        16,727
Canadian National Railway Co. ..       436        20,608
Canadian Natural Resources,
  Ltd. .........................       442        32,505
Canadian Oil Sands Trust........       404        15,846
Canadian Pacific Railway,
  Ltd. .........................       208        13,534
Canadian Western Bank...........       498        15,819
CGI Group, Inc. (a).............     1,026        12,049
Cognos, Inc. (a)................       214        12,385
Crescent Point Energy Trust.....       634        15,938
EnCana Corp. ...................       590        40,352
Fairfax Financial Holdings,
  Ltd. .........................        26         7,561
First Quantum Minerals, Ltd. ...        98         8,447
Gildan Activewear, Inc. (a).....       284        11,781
Goldcorp, Inc. .................       662        22,671
Husky Energy, Inc. .............       348        15,723
Imperial Oil, Ltd. .............       350        19,370
International Royalty Corp......     2,228        12,484
Kinross Gold Corp. (a)..........       726        13,461
Magna International, Inc. (Class
  A)............................       160        12,998
Manulife Financial Corp. .......     1,012        41,600
MDS, Inc. (a)...................       528        10,266
Nexen, Inc. ....................       540        17,563
Nortel Networks, Corp. (a)......       362         5,494
OPTI Canada, Inc. (a)...........       504         8,477
Petro-Canada....................       474        25,574
Potash Corp of Saskatchewan.....       264        38,382
Research In Motion, Ltd. (a)....       366        41,742
Rogers Communications, Inc.
  (Class B).....................       440        20,057
Royal Bank of Canada............       770        39,301
Russel Metals, Inc. ............       402        10,366
Shaw Communications, Inc. ......       476        11,401
Sherritt International Corp. ...       548         7,379
Sun Life Financial, Inc. .......       398        22,466
Suncor Energy, Inc. ............       374        40,892
Talisman Energy, Inc. ..........     1,000        18,633
Teck Cominco, Ltd. (Class B)....       463        16,621
TELUS Corp. (Non-Voting)........       194         9,437
Toronto-Dominion Bank...........       504        35,491
TransCanada Corp. ..............       492        20,209
TSX Group, Inc. ................       240        12,840
WesternZagros Resources, Ltd.
  (a)...........................       326           793
                                             -----------
TOTAL CANADA....................                 926,485
                                             -----------

CHINA -- 2.4%
Bank of East Asia, Ltd. ........     2,022        13,835
Chong Hing Bank, Ltd. ..........     4,000         9,511
Dah Sing Banking Group, Ltd. ...     4,800        11,142
Dah Sing Financial Holdings,
  Ltd. .........................       800         7,910
Esprit Holdings, Ltd. ..........     1,200        17,852

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Foxconn International Holdings,
  Ltd. (a)......................     2,000   $     4,489
Giordano International, Ltd. ...    24,000        11,512
Hang Lung Group, Ltd. ..........     4,000        21,853
Hang Lung Properties, Ltd. .....     4,000        18,109
Hong Kong Exchanges and
  Clearing, Ltd. ...............     1,000        28,368
Hong Kong Land Holdings, Ltd. ..     2,000         9,880
Hopewell Holdings...............     2,000         9,234
Hysan Development Co., Ltd. ....     4,100        11,699
Li & Fung, Ltd. ................     4,000        16,159
New World Development Co.,
  Ltd. .........................     6,000        21,276
Pacific Basin Shipping, Ltd. ...     8,000        12,907
Sino Land Co., Ltd. ............     4,000        14,210
Swire Pacific, Ltd. ............     1,000        13,787
The Link REIT...................     4,081         8,835
Transport International
  Holdings, Ltd. ...............     2,400        11,327
Wheelock & Co., Ltd. ...........     6,000        18,468
Wing Hang Bank, Ltd. ...........     1,000        14,966
                                             -----------
TOTAL CHINA.....................                 307,329
                                             -----------

DENMARK -- 0.9%

A P Moller -- Maersk A/S........         2        21,333
Bang & Olufsen A/S (Class B)....        78         7,341
DSV A/S.........................       540        11,832
FLSmidth & Co. A/S..............        98        10,031
Forstaedernes Bank A/S..........       252         8,375
GN Store Nord A/S (a)...........       584         4,592
Novo-Nordisk A/S (Class B)......       416        27,325
SimCorp A/S.....................        38         7,526
Vestas Wind Systems A/S (a).....       172        18,616
                                             -----------
TOTAL DENMARK...................                 116,971
                                             -----------

FINLAND -- 2.2%

Amer Sports Oyj (Class A).......       540        14,598
Elisa Oyj.......................       324         9,948
Fortum Oyj (a)..................       432        19,460
Kemira Oyj......................       442         9,306
Kesko Oyj (Class B).............       200        11,030
Kone Oyj (Class B)..............       212        14,856
Konecranes Oyj..................       278         9,584
Lassila & Tikanoja Oyj..........       432        14,338
Metso Oyj.......................       208        11,352
Neste Oil Oyj...................       344        12,136
Nokia Oyj.......................     1,646        63,821
OKO Bank plc....................       632        12,077
Rautaruukki Oyj.................       172         7,456
Sampo Oyj (Class A).............       414        10,944
SanomaWSOY Oyj..................       416        11,939
Stockmann Oyj Abp (Class B).....       276        11,969
Stora Enso Oyj..................       696        10,420
UPM-Kymmene Oyj.................       512        10,345
Uponor Oyj......................       256         6,445
Wartsila Oyj (Class B)..........       148        11,271
YIT Oyj.........................       306         6,706
                                             -----------
TOTAL FINLAND...................                 290,001
                                             -----------

FRANCE -- 8.5%
Accor SA........................       190        15,195
Air France-KLM..................       192         6,751
Air Liquide SA..................       152        22,621
Alcatel-Lucent..................     1,782        12,897
Alstom..........................        84        18,053
AXA.............................     1,238        49,576
BNP Paribas SA..................       508        55,125
Bourbon SA......................       160        10,485
Bouygues SA.....................       222        18,501
CA Ile de France CCI............        80         8,889
Cap Gemini SA...................       148         9,304
Carrefour SA....................       454        35,372
Casino Guichard-Perrachon SA....        94        10,224
Cie de Saint-Gobain.............       272        25,646
Cie Generale de Geophysique-
  Veritas (a)...................        38        10,834
Cie Generale des Etablissements
  Michelin......................       134        15,379
Credit Agricole SA..............       436        14,706
Electricite de France...........       160        19,060
Essilor International SA........       248        15,827
France Telecom SA...............     1,276        45,930
Groupe Danone...................       332        29,804
Guyenne et Gascogne SA..........        96        16,773
Hermes International............        76         9,605
L'Oreal SA......................       172        24,639
Lafarge SA......................       126        22,935
Lagardere SCA...................       204        15,298
LVMH Moet Hennessy Louis Vuitton
  SA............................       146        17,649
Nexans SA.......................        58         7,250
Pernod -- Ricard SA.............        90        20,804
PPR.............................        74        11,901
PSA Peugeot Citroen.............       170        12,887
Publicis Groupe.................       234         9,162
Renault SA......................       154        21,842
Rhodia SA (a)...................       151         5,828
Sanofi-Aventis..................       662        60,957
Schneider Electric SA...........       184        24,933
Societe Generale................       244        35,292
Sodexho Alliance SA.............       136         8,351
Suez SA.........................       932        63,458
Technip SA......................       154        12,271
Thomson.........................       470         6,686
Total SA........................     1,637       136,016
Unibail-Rodamco.................        42         9,206
Valeo SA........................       164         6,762
Vallourec SA....................        42        11,369
Veolia Environnement............       310        28,305
Vinci SA........................       352        26,067
Vivendi Universal SA............       884        40,557
                                             -----------
TOTAL FRANCE....................               1,116,982
                                             -----------

GERMANY -- 7.6%
Adidas AG.......................       228        17,087
Allianz SE......................       324        70,085
BASF AG.........................       302        44,776
Bayer AG........................       564        51,562
Bayerische Motoren Werke AG.....       258        15,975
Bilfinger Berger AG.............        86         6,636
Commerzbank AG..................       532        20,425
Continental AG..................       134        17,434
Daimler AG......................       714        69,420
Deutsche Bank AG................       364        47,577
Deutsche Boerse AG..............       172        34,137
Deutsche Post AG................       622        21,380
Deutsche Telekom AG.............     2,176        47,785
E.ON AG.........................       492       104,727
Fresenius Medical Care AG & Co.
  KGaA..........................       204        10,943
GEA Group AG (a)................       308        10,717
Hochtief AG.....................        74         9,954
Hypo Real Estate Holding AG.....       268        14,145
Infineon Technologies AG (a)....       714         8,424
IVG Immobilien AG...............       172         5,930
Lanxess AG......................       176         8,646
Linde AG........................       106        14,018
MAN AG..........................       104        17,304

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Merck KGaA......................        78   $    10,070
Muenchener Rueckversicherungs-
  Gesellschaft AG...............       176        34,208
Rheinmetall AG..................        90         7,156
RWE AG..........................       364        51,090
Salzgitter AG...................        54         8,057
SAP AG..........................       696        36,155
Siemens AG......................       658       104,727
ThyssenKrupp AG.................       306        17,157
TUI AG (a)......................       382        10,684
Volkswagen AG...................       166        37,886
Wincor Nixdorf AG...............       132        12,544
                                             -----------
TOTAL GERMANY...................                 998,821
                                             -----------

GREECE -- 0.6%

Hellenic Telecommunications
  Organization SA ADR...........     1,356        25,045
National Bank of Greece SA ADR..     3,624        49,975
                                             -----------
TOTAL GREECE....................                  75,020
                                             -----------

IRELAND -- 0.8%

Anglo Irish Bank Corp PLC.......       720        11,516
Bank of Ireland.................       718        10,699
C&C Group PLC...................       605         3,627
CRH PLC.........................       438        15,273
DCC PLC.........................       314         8,848
Elan Corp. PLC (a)..............       366         7,915
Grafton Group PLC (a)...........       728         5,748
Independent News & Media PLC....     2,192         7,592
Kingspan Group PLC..............       310         4,691
Ryanair Holdings PLC ADR (a)....       209         8,243
United Drug PLC.................     2,373        13,704
                                             -----------
TOTAL IRELAND...................                  97,856
                                             -----------

ITALY -- 3.9%
Assicurazioni Generali SpA......       807        36,576
Atlantia SpA....................       410        15,543
Banca Italease SpA..............       166         2,325
Banca Piccolo Credito
  Valtellinese Scarl............       888        11,691
Banca Popolare dell'Etruria e
  del Lazio Scrl................       662         9,035
Banca Popolare di Milano Scarl..       786        10,710
Banco Popolare Scarl (a)........       816        18,086
Davide Campari-Milano SpA.......     1,104        10,572
Enel SpA........................     2,546        30,282
Eni SpA.........................     1,616        59,185
Fiat SpA........................       792        20,496
Finmeccanica SpA................       388        12,463
Fondiaria -Sai SpA..............       194         7,999
IFIL Investments SpA............     1,636        15,428
Intesa Sanpaolo SpA.............     7,234        57,219
Parmalat SpA....................     2,336         9,085
Pirelli & C. SpA................    28,122        30,960
Saipem SpA......................       436        17,485
Seat Pagine Gialle SpA..........    17,048         6,742
Societa Cattolica di
  Assicurazioni Scrl............       212        10,765
Telecom Italia SpA..............     9,710        30,168
UniCredito Italiano SpA.........     8,496        70,555
Unione di Banche Italiane Scpa..       676        18,591
                                             -----------
TOTAL ITALY.....................                 511,961
                                             -----------

JAPAN -- 17.7%
Advantest Corp. ................       200         5,693
Aeon Co., Ltd. .................       800        11,730
Aoyama Trading Co., Ltd. .......       400        10,419
Asahi Breweries, Ltd. ..........       600        10,162
Asahi Kasei Corp. ..............     2,000        13,320
Astellas Pharma, Inc. ..........       400        17,437
Bridgestone Corp. ..............       600        10,677
Canon, Inc. ....................       800        37,238
Casio Computer Co., Ltd. .......       500         5,814
Central Japan Railway Co. ......         2        17,061
Chubu Electric Power Co.,
  Inc. .........................       600        15,656
Chugai Pharmaceutical Co.,
  Ltd. .........................       400         5,729
Cosmo Oil Co., Ltd. ............     2,000         7,519
Credit Saison Co., Ltd. ........       400        10,956
CSK Holdings Corp. .............       400        12,962
Daiichi Sankyo Co., Ltd. .......       600        18,476
Daikin Industries, Ltd. ........       400        22,414
Daito Trust Construction Co.,
  Ltd. .........................       200        11,082
Daiwa Securities Group, Inc. ...     2,000        18,189
Denso Corp. ....................       400        16,399
Dentsu, Inc. ...................         4        10,598
East Japan Railway Co. .........         2        16,506
Eisai Co., Ltd. ................       200         7,877
Fanuc, Ltd. ....................       200        19,478
FUJIFILM Holdings Corp. ........       400        16,936
Fujitsu, Ltd. ..................     3,000        20,221
Fukuoka Financial Group, Inc. ..     2,000        11,708
Hankyu Hanshin Holdings, Inc. ..     2,000         8,647
Hitachi, Ltd. ..................     2,000        14,913
Honda Motor Co., Ltd. ..........     1,000        33,568
Hoya Corp. .....................       400        12,747
Ibiden Co., Ltd. ...............       200        13,875
Isetan Co., Ltd. ...............       900        12,237
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .........     5,000        10,428
Isuzu Motors, Ltd. .............     2,000         9,095
Itochu Corp. ...................     2,000        19,550
Japan Digital Laboratory Co.,
  Ltd. .........................       800        10,119
Japan Tobacco, Inc. ............         2        11,959
JFE Holdings, Inc. .............       400        20,266
JSR Corp. ......................       400        10,330
Kajima Corp. ...................     4,000        13,069
Kawasaki Heavy Industries,
  Ltd. .........................     3,000         8,889
KDDI Corp. .....................         2        14,895
Kintetsu Corp. .................     4,000        12,424
Kiyo Holdings, Inc. ............     6,000         9,023
Kobe Steel, Ltd. ...............     2,000         6,517
Komatsu, Ltd. ..................       800        21,770
Konica Minolta Holdings, Inc. ..     1,000        17,715
Kubota Corp. ...................     2,000        13,552
Kurita Water Industries, Ltd. ..       400        12,138
Kyocera Corp. ..................       200        17,742
Leopalace21 Corp. ..............       400        10,777
Marubeni Corp. .................     2,000        14,197
Matsushita Electric Industrial
  Co., Ltd. ....................     2,000        41,445
Mediceo Paltac Holdings Co.,
  Ltd. .........................       400         5,926
Millea Holdings, Inc. ..........       600        20,248
MISUMI Group, Inc. .............       800        13,964
Mitsubishi Chemical Holdings
  Corp. ........................     1,000         7,680
Mitsubishi Corp. ...............     1,000        27,391
Mitsubishi Electric Corp. ......     2,000        20,910
Mitsubishi Heavy Industries,
  Ltd. .........................     4,000        17,222
Mitsubishi Materials Corp. .....     2,000         8,557
Mitsubishi Motors Corp. (a).....     7,000        11,843
Mitsubishi UFJ Financial Group,
  Inc. .........................     7,600        71,228
Mitsui & Co., Ltd. .............     2,000        42,340
Mitsui Chemicals, Inc. .........     2,000        13,141
Mitsui OSK Lines, Ltd. .........     2,000        25,529
Mitsui Sumitomo Insurance Co.,
  Ltd. .........................     2,000        19,478

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
Mitsui Trust Holdings, Inc. ....     2,000   $    15,343
Mizuho Financial Group, Inc. ...         8        38,240
Murata Manufacturing Co.,
  Ltd. .........................       200        11,601
NEC Corp. ......................     3,000        13,830
Nidec Corp. ....................       200        14,823
Nikko Cordial Corp. ............     1,000        14,877
Nintendo Co., Ltd. .............       100        59,885
Nippon Mining Holdings, Inc. ...     1,000         6,409
Nippon Oil Corp. ...............     2,000        16,274
Nippon Steel Corp. .............     4,000        24,777
Nippon Telegraph & Telephone
  Corp. ........................         2        10,008
Nippon Yusen KK.................     2,000        15,898
Nissan Motor Co., Ltd. .........     1,600        17,616
Nitto Denko Corp. ..............       200        10,598
Nomura Holdings, Inc. ..........     1,400        23,748
NTT Data Corp. .................         3        13,346
NTT DoCoMo, Inc. ...............        12        19,979
Obayashi Corp. .................     2,000        10,061
ORIX Corp. .....................        80        13,670
Pioneer Corp. ..................       800         7,233
Resona Holdings, Inc. ..........         6        10,795
Rohm Co., Ltd. .................       200        17,455
Secom Co., Ltd. ................       200        10,939
Seven & I Holdings Co., Ltd. ...       600        17,509
Shimizu Corp. ..................     3,000        13,105
Shin-Etsu Chemical Co., Ltd. ...       200        12,568
Softbank Corp. .................       700        14,474
Sony Corp. .....................       800        44,399
Stanley Electric Co., Ltd. .....       400         9,990
Sumitomo Chemical Co., Ltd. ....     2,000        17,849
Sumitomo Corp. .................     1,000        14,206
Sumitomo Electric Industries,
  Ltd. .........................       800        12,725
Sumitomo Metal Industries,
  Ltd. .........................     4,000        18,583
Sumitomo Mitsui Financial Group,
  Inc. .........................         6        44,954
T&D Holdings, Inc. .............       200        10,330
Taisei Corp. ...................     5,000        13,517
Takeda Pharmaceutical Co.,
  Ltd. .........................       600        35,286
TDK Corp. ......................       200        14,895
Teijin, Ltd. ...................     2,000         8,575
Terumo Corp. ...................       200        10,527
The Akita Bank, Ltd. ...........     2,000         9,166
The Aomori Bank, Ltd. ..........     4,000        15,289
The Awa Bank, Ltd. .............     2,000        11,332
The Bank of Iwate, Ltd. ........       200        11,708
The Bank of Okinawa, Ltd. ......       200         7,036
The Bank of Yokohama, Ltd. .....     2,000        14,036
The Chiba Bank, Ltd. ...........     2,000        16,291
The Daisan Bank, Ltd. ..........     6,000        20,624
The Daishi Bank, Ltd. ..........     2,000         8,164
The Eighteenth Bank, Ltd. ......     2,000         7,000
The Furukawa Electric Co.,
  Ltd. .........................     2,000         7,770
The Higo Bank, Ltd. ............     2,000        12,979
The Hokkoku Bank, Ltd. .........     2,000         9,166
The Hyakugo Bank, Ltd. .........     2,000        11,100
The Musashino Bank, Ltd. .......       200         9,506
The Nanto Bank, Ltd. ...........     2,000        10,258
The Ogaki Kyoritsu Bank, Ltd. ..     2,000        11,135
The San-In Godo Bank, Ltd. .....     2,000        15,987
The Shiga Bank, Ltd. ...........     2,000        13,409
The Shikoku Bank, Ltd. .........     4,000        15,074
The Sumitomo Trust & Banking
  Co., Ltd. ....................     2,000        13,391
The Toho Bank, Ltd. ............     4,000        16,757
The Tokyo Electric Power Co.,
  Inc. .........................       800        20,696
The Yamagata Bank, Ltd. ........     2,000        11,028
The Yamanashi Chuo Bank, Ltd. ..     2,000        11,655
Tokyo Electron, Ltd. ...........       200        12,281
Tokyo Gas Co., Ltd. ............     2,000         9,363
Tokyu Corp. ....................     2,000        13,158
Toray Industries, Inc. .........     2,000        15,665
Toshiba Corp. ..................     2,000        14,985
Toyota Motor Corp. .............     2,000       108,132
USS Co., Ltd. ..................       160         9,954
Yamada Denki Co., Ltd. .........       160        18,289
                                             -----------
TOTAL JAPAN.....................               2,312,882
                                             -----------

LUXEMBOURG -- 0.4%

ArcelorMittal...................       560        43,410
SES.............................       488        12,843
                                             -----------
TOTAL LUXEMBOURG................                  56,253
                                             -----------

NETHERLANDS -- 5.0%
Aegon NV........................     1,032        18,242
Akzo Nobel NV...................       248        19,866
ASML Holding NV (a).............       403        12,762
European Aeronautic Defence and
  Space Co. NV..................       402        12,830
Fortis..........................     1,480        38,971
Fortis VVPR Strip (a)...........       592             9
Fugro NV........................       163        12,583
Heineken NV.....................       248        16,034
ING Groep NV....................     1,627        63,632
Koninklijke (Royal) Philips
  Electronics NV................       854        36,858
Koninklijke Ahold NV (a)........     1,115        15,536
Koninklijke DSM NV..............       245        11,581
Randstad Holding NV.............       108         4,266
Reed Elsevier NV................       982        19,598
Royal Dutch Shell PLC (Class
  A)............................     2,759       115,937
Royal Dutch Shell PLC (Class
  B)............................     1,963        81,668
Royal KPN NV....................     1,404        25,536
Royal Numico NV (d).............       180        14,448
SBM Offshore NV.................       273         8,621
STMicroelectronics NV...........       686         9,889
TNT NV..........................       388        16,026
Unilever NV.....................     1,168        42,948
Unilever PLC....................       938        35,290
Vedior NV.......................       318         8,006
Wolters Kluwer NV...............       404        13,278
                                             -----------
TOTAL NETHERLANDS...............                 654,415
                                             -----------

NEW ZEALAND -- 0.1%
Calan Healthcare Properties
  Trust.........................    14,788        13,315
                                             -----------

NORWAY -- 1.0%
DnB NOR ASA.....................       796        12,168
Norsk Hydro ASA.................       672         9,604
Norske Skogindustrier ASA.......       510         4,245
Orkla ASA.......................     1,060        20,547
Petroleum Geo-Services ASA (a)..       190         5,520
StatoilHydro ASA................     1,115        34,703
Storebrand ASA..................       905         9,450
Telenor ASA (a).................       634        15,150
Yara International ASA..........       290        13,432
                                             -----------
TOTAL NORWAY....................                 124,819
                                             -----------

PORTUGAL -- 0.5%
Banco Comercial Portugues SA....     4,284        18,289
Ibersol, SGPS SA................     1,760        29,514
Portugal Telecom, SGPS SA.......     1,172        15,302

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
PT Multimedia-Servicos de
  Telecomunicacoes e Multimedia,
  SGPS SA.......................       165   $     2,304
                                             -----------
TOTAL PORTUGAL..................                  65,409
                                             -----------

SINGAPORE -- 0.9%

Ascendas REIT...................     6,000        10,254
CapitaLand, Ltd. ...............     3,000        13,067
City Developments Ltd. .........     2,000        19,730
Cosco Corp. Singapore Ltd. .....     4,000        16,062
Flextronics International, Ltd.
  (a)...........................       666         8,032
Genting International PLC (a)...     6,000         2,855
SembCorp Industries, Ltd. ......     2,000         8,058
Singapore Exchange, Ltd. .......     2,000        18,646
Stamford Land Corp, Ltd. .......    66,000        26,823
                                             -----------
TOTAL SINGAPORE.................                 123,527
                                             -----------

SOUTH AFRICA -- 0.0%(C)

Mondi, Ltd. ....................       118         1,139
                                             -----------
SOUTH KOREA -- 3.4%
Hyundai Securities Co., Ltd. ...     1,170        28,748
KIWOOM Securities Co., Ltd. ....       300        20,672
Korea Electric Power Corp. ADR..     1,402        29,232
KT Corp. ADR....................     1,472        37,978
LG.Philips LCD Co., Ltd. ADR....     1,170        30,397
POSCO ADR.......................       446        67,083
Samsung Electronics Co., Ltd.
  GDR(b)........................       611       178,870
SK Telecom Co., Ltd. ADR........     1,666        49,713
                                             -----------
TOTAL SOUTH KOREA...............                 442,693
                                             -----------

SPAIN -- 5.2%
Abertis Infraestructuras SA.....       638        20,559
Acciona SA......................        50        15,852
Acerinox SA.....................       376         9,252
ACS Actividades de Construccion
  y Servicios...................       250        14,858
Altadis SA......................       314        22,821
Banco Bilbao Vizcaya Argentaria
  SA............................     1,988        48,714
Banco de Andalucia SA...........       122        11,487
Banco de Valencia SA............       228        13,334
Banco de Valencia SA -- New
  (a)...........................        19         1,111
Banco Guipuzcoano SA............       566         9,202
Banco Pastor SA.................       504         7,855
Banco Popular Espanol SA........       978        16,730
Banco Sabadell SA...............     1,400        15,167
Banco Santander Central Hispano
  SA............................     3,472        75,078
Cia Espanola de Petroleos SA....       138        14,325
Ebro Puleva SA..................       596        10,927
Enagas..........................       646        18,880
FAES FARMA SA...................       482         6,371
Gamesa Corp. Tecnologica SA.....       308        14,401
Gestevision Telecinco SA........       482        12,339
Grupo Ferrovial SA..............       112         7,880
Iberdrola SA....................     2,952        44,886
Iberia Lineas Aereas de Espana..     4,104        18,001
Indra Sistemas SA...............       536        14,560
Industria de Desino Textil SA
  (Inditex).....................       262        16,096
NH Hoteles SA (a)...............       540         9,632
Red Electrica de Espana.........       292        18,460
Repsol YPF SA...................       826        29,443
Sacyr Vallehermoso SA...........       162         6,300
Sociedad General de Aguas de
  Barcelona SA..................       320        12,880
SOS Cuetara SA..................       916        18,749
Telefonica SA...................     3,338       108,441
Union Fenosa SA.................       222        14,992
                                             -----------
TOTAL SPAIN.....................                 679,583
                                             -----------

SWEDEN -- 1.9%
Alfa Laval AB...................       136         7,659
Assa Abloy AB (Class B).........       474         9,516
Atlas Copco AB (Class B)........     1,060        14,473
Boliden AB......................       354         4,450
Electrolux AB...................       368         6,178
Hennes & Mauritz AB (Class B)...       354        21,553
Investor AB.....................       634        14,420
Kinnevik Investment AB..........       464        10,553
Nordea Bank AB..................     1,470        24,564
OMX AB..........................       424        17,155
Sandvik AB......................       840        14,459
Scania AB.......................       544        12,962
Securitas AB (Class B)..........       724        10,082
Skanska AB (Class B)............       560        10,571
Tele2 AB (Class B)..............       480         9,617
Telefonaktiebolaget LM Ericsson
  (Class B).....................    11,762        27,625
TeliaSonera AB..................     1,484        13,891
Volvo AB ADR....................     1,200        20,052
                                             -----------
TOTAL SWEDEN....................                 249,780
                                             -----------

SWITZERLAND -- 5.9%
ABB, Ltd. ......................     1,634        47,080
Adecco SA.......................       154         8,331
Alcon, Inc. ....................        76        10,871
Bachem Holding AG (Class B).....       138        11,665
Cie Financiere Richemont SA
  (Class A).....................       220        15,099
Clariant AG (a).................       376         3,497
Credit Suisse Group.............       691        41,564
Geberit AG......................        60         8,241
Graubuendner Kantonalbank.......        20        17,471
Holcim, Ltd. ...................       160        17,143
Julius Baer Holding AG..........       176        14,551
Kuehne & Nagel International
  AG............................       108        10,350
Lonza Group AG..................        98        11,893
Nestle SA.......................       289       132,739
Nobel Biocare Holding AG........        30         8,029
Novartis AG.....................     1,955       107,234
PSP Swiss Property AG (a).......       300        15,157
Roche Holding AG................       585       101,070
SGS SA..........................         8         9,532
Sulzer AG.......................         6         8,824
Swatch Group AG.................        46        13,865
Swiss Life Holding (a)..........        32         7,999
Swiss Reinsurance...............       195        13,857
Syngenta AG.....................        94        23,954
UBS AG..........................     1,152        53,319
Xstrata PLC.....................       472        33,354
Zurich Financial Services AG....        88        25,845
                                             -----------
TOTAL SWITZERLAND...............                 772,534
                                             -----------

UNITED KINGDOM -- 16.3%
3i Group PLC....................       409         8,166
Amec PLC........................       884        14,755
Anglo American PLC..............     1,076        65,970
AstraZeneca PLC.................     1,090        46,954
Aviva PLC.......................     1,836        24,596
BAE Systems PLC.................     2,584        25,616
Balfour Beatty PLC..............       826         8,176
Barclays PLC....................     4,253        42,669
Barratt Developments PLC........       388         3,518
BG Group PLC....................     2,508        57,413

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
BHP Billiton PLC................     1,692   $    52,071
BP PLC..........................    14,034       171,807
British Airways PLC (a).........       758         4,674
British American Tobacco PLC....     1,010        39,507
British Energy Group PLC........       808         8,830
British Land Co. PLC............       474         8,917
British Sky Broadcasting Group
  PLC...........................     1,190        14,663
BT Group PLC....................     5,406        29,351
Burberry Group PLC..............       744         8,434
Cable & Wireless PLC............     2,292         8,486
Cadbury Schweppes PLC...........     1,552        19,185
Capita Group PLC................       770        10,699
Carnival PLC....................       228        10,071
Centrica PLC....................     2,866        20,467
Compass Group PLC...............     2,024        12,429
Diageo PLC......................     1,755        37,730
Drax Group......................       613         7,382
DSG International PLC...........     2,784         5,500
Enterprise Inns PLC.............       778         7,542
Experian Group, Ltd. ...........       882         6,970
FirstGroup PLC..................       730        11,843
Friends Provident PLC...........     2,514         8,177
G4S PLC.........................     2,116        10,309
GKN PLC.........................     1,180         6,624
GlaxoSmithKline PLC.............     4,487       114,238
Hays PLC........................     2,894         6,654
HBOS PLC........................     2,669        39,050
Home Retail Group PLC...........       904         5,902
HSBC Holdings PLC...............     7,444       124,768
ICAP PLC........................       904        13,073
Imperial Chemical Industries PLC
  (d)...........................     1,144        15,258
Imperial Tobacco Group PLC......       518        27,964
Inchcape PLC....................       805         6,065
Informa PLC.....................       800         7,353
Intercontinental Hotels Group
  PLC...........................       381         6,704
International Power PLC.........     1,536        13,866
Invensys PLC (a)................       982         4,437
Investec PLC....................       634         5,682
ITV PLC.........................     4,448         7,562
J Sainsbury PLC.................     1,275        10,793
Kingfisher PLC..................     2,442         7,078
Land Securities Group PLC.......       356        10,672
Legal & General Group PLC.......     4,246        11,039
Lloyds TSB Group PLC............     3,864        36,305
LogicaCMG PLC...................     2,234         5,236
Lonmin PLC......................       144         8,866
Man Group PLC...................     1,421        16,095
Marks & Spencer Group PLC.......     1,432        15,963
Michael Page International PLC..       730         4,185
Mondi PLC.......................       295         2,496
National Express Group PLC......       334         8,258
National Grid PLC...............     1,822        30,248
Next PLC........................       272         8,793
Old Mutual PLC..................     4,684        15,627
Pearson PLC.....................       844        12,298
Persimmon PLC...................       370         5,892
Prudential PLC..................     1,815        25,724
Punch Taverns PLC...............       368         5,600
Reckitt Benckiser PLC...........       417        24,189
Rentokil Initial PLC............     3,426         8,245
Resolution PLC..................       744        10,545
Reuters Group PLC...............     1,260        15,977
Rio Tinto PLC...................       722        76,417
Rolls-Royce Group PLC (a).......     1,670        18,151
Royal & Sun Alliance Insurance
  Group PLC.....................     3,136         9,251
Royal Bank of Scotland Group
  PLC...........................     4,814        42,547
SABMiller PLC...................       700        19,731
Scottish & Newcastle PLC........       908        13,402
Scottish & Southern Energy PLC..       662        21,585
Serco Group PLC.................       972         8,944
Shire PLC.......................       596        13,632
Smith & Nephew PLC..............     1,036        11,961
Smiths Group PLC................       432         8,711
Standard Chartered PLC..........       802        29,439
Standard Life PLC...............     1,980         9,962
Tate & Lyle PLC.................       796         7,051
Taylor Wimpey PLC...............     1,879         7,602
Tesco PLC.......................     5,560        52,821
The Sage Group PLC..............     2,110         9,660
Tomkins PLC.....................     2,031         7,146
Tullow Oil PLC..................     1,220        15,822
United Business Media PLC.......       550         7,111
Virgin Media, Inc. .............       320         5,485
Vodafone Group..................    38,365       143,422
William Hill PLC................       824         8,603
William Morrison Supermarkets
  PLC...........................     2,243        14,377
Willis Group Holdings, Ltd. ....       278        10,556
Wolseley PLC....................       608         8,980
WPP Group PLC...................     1,132        14,579
Yell Group PLC..................     1,062         8,477
                                             -----------
TOTAL UNITED KINGDOM............               2,123,626
                                             -----------

UNITED STATES -- 0.0% (C)

Marathon Oil Corp. .............        27         1,643
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $12,969,187)............              13,032,096
                                             -----------

PREFERRED STOCKS -- 0.4%
GERMANY -- 0.3%
Fresenius SE....................       116         9,650
Henkel KGaA.....................       240        13,485
Porsche Automobil Holding SE....         8        16,210
                                             -----------
TOTAL GERMANY...................                  39,345
                                             -----------
ITALY -- 0.1%
Istituto Finanziario Industriale
  SpA (a).......................       328        11,173
                                             -----------
TOTAL PREFERRED STOCKS --
  (Cost $47,305)................                  50,518
                                             -----------
WARRANTS -- 0.0% (C)
CANADA -- 0.0% (C)
WesternZagros Resources, Ltd.
  (expiring 1/18/2008) (a)
  (Cost $25)....................        32             5
                                             -----------

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------
SHORT TERM INVESTMENTS -- 0.3%
UNITED STATES -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $39,743)................    39,743   $    39,743
                                             -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $13,056,260)............              13,122,362
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.........                 (53,786)
                                             -----------
NET ASSETS -- 100.0%............             $13,068,576
                                             ===========




   (a) Non-income producing security

   (b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 1.4% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   (c) Amount shown represents less than 0.05% of net assets.

   (d) Security is valued in good faith at fair value by the Pricing and Investment Committee under the direction of the Board of Trustees.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       14.3%
Oil, Gas & Consumable Fuels...........        8.3
Metals & Mining.......................        5.9
Pharmaceuticals.......................        4.5
Insurance.............................        4.4
Diversified Telecommunication
  Services............................        3.4
Chemicals.............................        3.3
Automobiles...........................        2.9
Electric Utilities....................        2.7
Capital Markets.......................        2.6
Real Estate Management & Development..        2.5
Food Products.........................        2.5
Diversified Financial Services........        2.3
Wireless Telecommunication Services...        2.2
Machinery.............................        2.1
Media.................................        2.0
Industrial Conglomerates..............        1.9
Semiconductors & Semiconductor
  Equipment...........................        1.9
Food & Staples Retailing..............        1.9
Multi-Utilities.......................        1.7
Construction & Engineering............        1.4
Electrical Equipment..................        1.4
Trading Companies & Distributors......        1.3
Hotels, Restaurants & Leisure.........        1.3
Communications Equipment..............        1.2
Electronic Equipment & Instruments....        1.2
Household Durables....................        1.1
Beverages.............................        1.1
Road & Rail...........................        1.1
Commercial Services & Supplies........        1.0
Software..............................        1.0
Specialty Retail......................        0.9
Textiles, Apparel & Luxury Goods......        0.8
Building Products.....................        0.8
Tobacco...............................        0.8
Marine................................        0.8
Auto Components.......................        0.7
Energy Equipment & Services...........        0.7
Aerospace & Defense...................        0.7
Health Care Equipment & Supplies......        0.6
Real Estate Investment Trusts.........        0.6
IT Services...........................        0.6
Multiline Retail......................        0.6
Gas Utilities.........................        0.6
Computers & Peripherals...............        0.5
Transportation Infrastructure.........        0.5
Construction Materials................        0.4
Office Electronics....................        0.4
Air Freight & Logistics...............        0.3
Health Care Providers & Services......        0.3
Airlines..............................        0.3
Household Products....................        0.3
Biotechnology.........................        0.2
Paper & Forest Products...............        0.2
Personal Products.....................        0.2
Consumer Finance......................        0.2
Distributors..........................        0.2
Independent Power Producers & Energy
  Traders.............................        0.2
Leisure Equipment & Products..........        0.1
Water Utilities.......................        0.1
Life Sciences, Tools & Services.......        0.1
Internet & Catalog Retail.............        0.0**
Short Term Investments................        0.3
Other Assets & Liabilities............       (0.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
COMMON STOCKS -- 99.7%
AUSTRALIA -- 9.2%

Adelaide Brighton, Ltd. ......      173,315   $    529,584
ARC Energy, Ltd. (a)..........      398,095        457,907
Ausenco, Ltd. ................       37,888        506,332
Austar United Communications,
  Ltd. (a)....................      277,257        385,861
Austereo Group, Ltd. .........      372,845        785,704
Australian Wealth Management,
  Ltd. .......................      213,708        472,869
Australian Worldwide
  Exploration, Ltd. (a).......      217,288        639,146
Beach Petroleum, Ltd. ........      449,662        592,239
Boom Logistics, Ltd. .........      188,715        312,347
Campbell Brothers, Ltd. ......       26,204        731,200
Centennial Coal Co., Ltd. ....      162,878        693,623
Centro Retail Group...........      714,113        595,676
Downer EDI, Ltd. .............       95,629        451,743
Dyno Nobel, Ltd. .............      220,308        431,375
FKP Property Group............       72,612        404,857
Fleetwood Corp., Ltd. ........       73,733        686,258
Futuris Corp., Ltd. ..........      286,163        540,221
Healthscope, Ltd. ............       97,318        463,139
ING Real Estate Community
  Living Group................      427,554        456,128
Invocare, Ltd. ...............      143,937        885,951
IOOF Holdings, Ltd. ..........       63,739        469,555
JB Hi-Fi, Ltd. ...............       51,125        700,289
Jubilee Mines NL..............       39,485        786,311
Just Group, Ltd. .............      109,193        445,828
Kagara Zinc, Ltd. ............       80,551        438,512
Monadelphous Group, Ltd. .....       37,631        455,648
Nufarm, Ltd. .................       57,702        717,927
Oakton, Ltd. .................       86,688        443,759
OneSteel, Ltd. ...............        7,615         41,121
Pacific Brands, Ltd. .........      186,439        532,034
Pan Australian Resources, Ltd.
  (a).........................      594,086        516,421
PaperlinX, Ltd. ..............      153,937        359,537
Programmed Maintenance
  Services, Ltd. .............      152,743        686,674
Queensland Gas Co., Ltd. (a)..      166,108        478,392
Record Realty.................      213,188        123,545
Roc Oil Co., Ltd. (a).........      232,915        619,669
SAI Global, Ltd. .............      232,772        643,814
Sigma Pharmaceuticals, Ltd. ..      452,190        633,288
Sino Gold Mining, Ltd. (a)....      127,947        780,790
Spark Infrastructure
  Group(b)....................      367,512        638,934
Spotless Group, Ltd. .........       79,659        290,270
STW Communications Group,
  Ltd. .......................      304,642        628,604
Transfield Services, Ltd. ....       57,016        688,365
Transpacific Industries Group,
  Ltd. .......................        8,905         81,474
WHK Group, Ltd. ..............      251,676        486,165
                                              ------------
TOTAL AUSTRALIA...............                  23,709,086
                                              ------------

AUSTRIA -- 1.1%

Austrian Airlines AG (a)......       39,224        358,422
BWIN Interactive Entertainment
  AG (a)......................        5,310        206,586
BWT AG........................        8,543        454,647
Eco Business-Immobilien AG
  (a).........................       58,515        684,415
Intercell AG (a)..............       16,167        626,380
Schoeller-Bleckmann Oilfield
  Equipment AG................        7,005        630,579
                                              ------------
TOTAL AUSTRIA.................                   2,961,029
                                              ------------

BELGIUM -- 1.0%
Barco NV......................        9,083        693,206
Cumerio NV/SA.................       13,710        571,475
EVS Broadcast Equipment SA....        5,652        657,775
RHJ International (a).........       46,895        767,904
                                              ------------
TOTAL BELGIUM.................                   2,690,360
                                              ------------

CANADA -- 10.9%

Anvil Mining, Ltd. (a)........       25,096        387,520
Aurelian Resources, Inc. (a)..       96,321        747,575
Axcan Pharma, Inc. (a)........       22,746        522,931
BMTC Group, Inc. .............       30,536        702,333
Canadian Hydro Developers,
  Inc. (a)....................      131,878        855,179
Canadian Western Bank.........       28,625        909,260
CanWest Global Communications
  Corp. (a)...................       38,008        277,276
Celestica, Inc. (a)...........       73,320        430,136
Compton Petroleum Corp. (a)...       60,409        559,439
Corus Entertainment, Inc.
  (Class B Non-Voting)........       15,506        759,157
Crescent Point Energy Trust...       36,362        914,070
Denison Mines Corp. (a).......       31,586        284,512
Dundee Corp. (a)..............       27,369        523,282
Dundee Precious Metals, Inc.
  (a).........................       14,400        105,343
Dundee Real Estate Investment
  Trust.......................       25,094        857,358
DundeeWealth, Inc. ...........       27,042        492,918
Duvernay Oil Corp. (a)........       17,626        518,627
Eldorado Gold Corp. (a).......      151,435        894,540
First Calgary Petroleums, Ltd.
  (a).........................       75,646        221,508
FirstService Corp. (a)........       18,283        561,300
Freehold Royalty Trust........       41,982        663,579
Gammon Gold, Inc. (a).........       30,667        247,337
GMP Capital Trust.............       29,156        729,675
Golden Star Resources, Ltd.
  (a).........................      130,893        421,744
Great Canadian Gaming Corp.
  (a).........................       36,147        567,687
Guardian Capital Group,
  Ltd. .......................       77,309        861,643
Highpine Oil & Gas, Ltd. (a)..       73,162        739,811
Home Capital Group, Inc. .....       16,614        705,331
Linamar Corp. ................       19,753        408,089
MacDonald Dettwiler &
  Associates, Ltd. (a)........       16,764        709,151
Major Drilling Group
  International, Inc. (a).....        8,547        542,117
Martinrea International, Inc.
  (a).........................       29,392        363,919
Miramar Mining Corp. (a)......       78,585        496,058
Novagold Resources, Inc. (a)..       62,110        509,743
NuVista Energy, Ltd. (a)......       41,538        551,343
Open Text Corp. (a)...........       15,035        478,037
Petrolifera Petroleum, Ltd.
  (a).........................       26,966        269,674
Peyto Energy Trust............       32,200        551,375
Pinetree Capital, Ltd. (a)....       20,897         90,198
ProEx Energy, Ltd. (a)........       42,784        512,827
Progress Energy Trust.........       50,974        560,381
Quebecor, Inc. (Class B)......       12,804        463,796
Richelieu Hardware, Ltd. .....        5,700        139,533
Russel Metals, Inc. ..........       24,779        638,964
Savanna Energy Services
  Corp. ......................       31,535        511,551
ShawCor, Ltd. ................       19,316        691,654
Stantec, Inc. (a).............       20,099        791,986
The Forzani Group, Ltd. (a)...       23,857        408,514
TriStar Oil & Gas, Ltd. (a)...       33,812        429,609
Uni-Select, Inc. .............       36,373      1,157,951
Westjet Airlines, Ltd. (a)....       23,695        541,387
                                              ------------
TOTAL CANADA..................                  28,278,928
                                              ------------


SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
CHINA -- 4.1%

Allied Group, Ltd. ...........       84,000   $    461,615
Allied Properties HK, Ltd. ...    1,071,035        395,591
Cafe de Coral Holdings,
  Ltd. .......................      466,808      1,148,252
China Everbright
  International, Ltd. ........      743,536        370,938
Chow Sang Sang Holding
  International, Ltd. ........      277,379        478,816
Far East Consortium
  International, Ltd. ........      701,969        399,716
Giordano International,
  Ltd. .......................    1,540,000        738,656
HKR International, Ltd. ......      609,171        582,812
Integrated Distribution
  Services Group, Ltd. .......      130,221        400,814
K Wah International Holdings,
  Ltd. .......................      482,059        307,261
Midland Holdings, Ltd. .......      267,284        422,312
Miramar Hotel & Investment
  Co., Ltd. ..................      456,000        803,529
Peace Mark Holdings, Ltd. ....      309,629        498,748
Road King Infrastructure,
  Ltd. .......................      341,522        604,433
Techtronic Industries Co.,
  Ltd. .......................      420,500        419,562
Texwinca Holdings, Ltd. ......      841,134        756,194
The Hongkong & Shanghai
  Hotels, Ltd. ...............      300,174        527,404
Tianjin Port Development
  Holdings, Ltd. .............      396,922        302,881
Xinao Gas Holdings, Ltd. .....      292,000        579,701
Xinyi Glass Holdings Co.,
  Ltd. .......................      476,647        463,358
                                              ------------
TOTAL CHINA...................                  10,662,593
                                              ------------
DENMARK -- 1.0%
Bang & Olufsen A/S (Class B)..        6,014        566,018
East Asiatic Co., Ltd. .......        8,398        654,544
IC Companys A/S...............        6,025        362,678
NeuroSearch A/S (a)...........        6,717        429,357
SimCorp A/S...................        2,339        463,209
                                              ------------
TOTAL DENMARK.................                   2,475,806
                                              ------------
FINLAND -- 3.1%
Amer Sports Oyj (Class A).....       43,729      1,182,139
Atria Group PLC...............       20,251        513,698
Citycon Oyj...................       78,209        417,361
Cramo Oyj (Class B)...........       17,049        431,727
Finnlines Oyj.................       42,806        954,414
HKScan Oyj....................       41,021        842,046
Lassila & Tikanoja Oyj........       24,140        801,171
Poyry Oyj.....................       35,339        894,363
TietoEnator Oyj...............       22,382        502,635
Vacon Oyj.....................       16,157        661,426
Vaisala Oyj...................       13,886        722,752
                                              ------------
TOTAL FINLAND.................                   7,923,732
                                              ------------

FRANCE -- 3.3%
Canal Plus....................       30,357        365,720
Carbone Lorraine SA...........        8,164        563,388
Club Mediterranee SA (a)......        8,193        517,834
Geodis SA.....................        2,099        335,302
GL Events SA..................        9,538        554,315
Groupe Steria SCA.............       10,872        396,749
IMS International Metal
  Service.....................       12,170        466,003
Ingenico SA...................       14,054        446,911
IPSOS.........................       17,129        488,347
Orco Property Group...........        3,040        362,371
Rubis.........................        9,683        948,521
Saft Groupe SA................       10,623        481,472
Sequana Capital SA............       24,114        784,796
Societe de la Tour Eiffel.....        3,505        480,984
SOITEC (a)....................       25,052        305,838
Sperian Protection............        3,305        377,144
STEF-TFE......................        9,038        687,129
                                              ------------
TOTAL FRANCE..................                   8,562,824
                                              ------------

GERMANY -- 2.9%

AWD Holding AG................       14,422        620,341
Demag Cranes AG...............       10,192        437,202
Deutsche Wohnen AG............       10,395        320,678
DIC Asset AG..................        9,067        288,327
Epcos AG......................       18,706        324,634
Gildemeister AG...............       18,793        508,312
Indus Holding AG..............       20,296        719,589
Jenoptik AG (a)...............       42,508        388,430
Kontron AG....................       23,156        464,494
KUKA AG (a)...................       15,128        575,286
Leoni AG......................       12,617        619,809
Norddeutsche Affinerie AG.....       14,605        569,491
Patrizia Immobilien AG........       41,473        312,880
Pfleiderer AG.................       13,620        283,563
Solar Millennium AG (a).......        8,167        410,755
Techem AG (a)(c)..............        4,177        366,419
Thielert AG (a)...............       11,407        226,815
                                              ------------
TOTAL GERMANY.................                   7,437,025
                                              ------------

GREECE -- 1.6%

Fourlis Holdings SA...........       14,750        584,418
Hellenic Exchanges SA.........       19,939        699,644
Intracom Holdings SA..........       91,225        482,819
Michaniki SA..................       41,467        333,448
Minoan Lines Shipping SA......       54,838        389,655
Neochimiki LV Lavrentiadis
  SA..........................       16,921        504,683
Quintana Maritime, Ltd. ......       22,891        526,035
Thessaloniki Port Authority
  SA..........................       12,279        592,433
                                              ------------
TOTAL GREECE..................                   4,113,135
                                              ------------
IRELAND -- 0.7%
Fyffes PLC....................      422,005        579,973
McInerney Holdings PLC........      214,592        436,105
McInerney Holdings PLC (London
  shares).....................       57,881        116,946
Paddy Power PLC...............       19,032        626,357
                                              ------------
TOTAL IRELAND.................                   1,759,381
                                              ------------
ITALY -- 2.7%
Aedes SpA.....................      117,250        598,275
Amplifon SpA..................       87,262        443,026
Astaldi SpA...................       65,147        494,814
Banca Popolare dell'Etruria e
  del Lazio Scrl..............       50,396        687,817
Digital Multimedia
  Technologies SpA (a)........        7,995        420,807
Ducati Motor Holding SpA (a)..      204,597        430,151
Esprinet SpA..................       27,525        333,614
Gemina SpA....................      155,105        272,126
IMMSI SpA.....................      215,157        409,571
Interpump Group SpA...........       65,951        679,305
Permasteelisa SpA.............       38,125        755,286
Recordati SpA.................       56,125        501,782
Sorin SpA (a).................      282,177        556,539
Tiscali SpA (a)...............      108,972        318,326
                                              ------------
TOTAL ITALY...................                   6,901,439
                                              ------------


SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
JAPAN -- 28.5%
Alps Electric Co., Ltd. ......       53,017   $    687,657
Asahi Pretec Corp. ...........       14,083        384,489
Atrium Co., Ltd. .............       17,151        355,409
Bank of the Ryukyus, Ltd. ....       47,100        584,349
Best Denki Co., Ltd. .........       66,638        452,744
Capcom Co., Ltd. .............       18,741        478,947
Central Glass Co., Ltd. ......      173,007        656,626
COMSYS Holdings Corp. ........       57,301        470,862
DA Office Investment Corp. ...           81        524,943
Daifuku Co., Ltd. ............       38,000        540,841
Daihen Corp. .................       76,000        416,345
Daiichi Chuo Kisen Kaisha.....       43,705        226,516
Daimei Telecom Engineering
  Corp. ......................       38,000        265,998
Dainippon Screen Manufacturing
  Co., Ltd. ..................       79,000        441,973
DCM Japan Holdings Co.,
  Ltd. .......................       63,580        434,244
Disco Corp. ..................        7,600        426,550
Don Quijote Co., Ltd. ........       22,800        449,000
DOUTOR NICHIRES Holdings Co.,
  Ltd. (a)....................       48,623        785,611
DTS Corp. ....................       26,616        425,036
eAccess, Ltd. ................          604        375,760
EDION Corp. ..................       30,400        330,627
FCC Co., Ltd. ................       30,535        544,746
Fukuoka REIT Corp. ...........           69        469,409
Furukawa Co., Ltd. ...........      215,653        418,894
Glory, Ltd. ..................       22,900        533,988
H2O Retailing Corp. ..........       76,000        594,584
Hanwa Co., Ltd. ..............      114,000        475,531
Heiwa Real Estate Co., Ltd. ..       95,000        603,769
HI-LEX CORP...................        3,600         50,915
Hitachi Kokusai Electric,
  Inc. .......................       48,993        600,380
Hitachi Zosen Corp. (a).......      229,000        313,628
Horiba, Ltd. .................       15,649        574,327
Hosiden Corp. ................       34,200        536,657
Iino Kaiun Kaisha, Ltd. ......       41,800        388,385
INTEC Holdings, Ltd. .........       36,200        483,466
Izumiya Co., Ltd. ............      108,000        610,983
J Front Retailing Co., Ltd.
  (a).........................       29,154        257,575
Japan Airport Terminal Co.,
  Ltd. .......................       32,200        548,508
Japan Asia Investment Co.,
  Ltd. .......................       64,000        372,949
Japan Aviation Electronics
  Industry, Ltd. .............       38,000        555,467
Japan Excellent, Inc. ........           79        635,027
Japan Logistics Fund, Inc. ...           78        564,150
Juki Corp. ...................       46,583        286,466
K's Holdings Corp. ...........       15,400        402,524
Kanematsu Corp. (a)...........      228,478        345,637
Katakura Industries Co.,
  Ltd. .......................       29,054        520,145
Kayaba Industry Co., Ltd. ....       93,279        540,227
Keisei Electric Railway Co.,
  Ltd. .......................      128,992        690,482
Kenedix, Inc. ................          157        254,371
Kitz Corp. ...................       44,000        222,924
Kiyo Holdings, Inc. ..........      342,000        514,309
Komori Corp. .................       27,460        612,052
Kurabo Industries, Ltd. ......      190,000        426,890
Kyowa Exeo Corp. .............       38,000        288,108
Kyushu-Shinwa Holdings,
  Inc. .......................      318,000        136,633
Makino Milling Machine Co.,
  Ltd. .......................       38,000        265,318
Marudai Food Co., Ltd. .......      178,019        388,817
Maruha Nichiro Holdings,
  Inc. .......................      405,576        475,589
Marusan Securities Co.,
  Ltd. .......................       45,825        430,295
Meiji Dairies Corp. ..........      143,153        730,405
Miraca Holdings, Inc. ........       24,900        599,570
Mitsui-Soko Co., Ltd. ........      110,000        597,682
Nabtesco Corp. ...............       38,000        604,789
Nakanishi, Inc. ..............        3,433        444,048
Nankai Electric Railway Co.,
  Ltd. .......................      300,000        819,048
NET One Systems Co., Ltd. ....          373        420,696
Neturen Co., Ltd. ............       47,714        563,778
New City Residence Investment
  Corp. ......................          114        468,388
Nihon Dempa Kogyo Co., Ltd. ..        7,600        372,806
Nihon Kohden Corp. ...........       19,200        458,882
Nikkiso Co., Ltd. ............       76,000        585,060
Nippon Accommodations Fund,
  Inc. .......................           78        407,054
Nippon Carbon Co., Ltd. ......       67,599        283,188
Nippon Konpo Unyu Soko Co.,
  Ltd. .......................       44,000        582,912
Nippon Light Metal Co.,
  Ltd. .......................      266,000        464,306
Nippon Seiki Co., Ltd. .......       32,000        703,218
Nippon Shinyaku Co., Ltd. ....       76,000        704,793
Nippon Soda Co., Ltd. ........      114,000        462,266
Nippon Suisan Kaisha, Ltd. ...      125,649        629,848
Nippon Thompson Co., Ltd. ....       53,000        386,654
Nishimatsu Construction Co.,
  Ltd. .......................      190,000        530,636
Nishimatsuya Chain Co.,
  Ltd. .......................       36,394        401,355
Nissha Printing Co., Ltd. ....       14,200        560,551
Nitto Boseki Co., Ltd. .......      159,606        392,889
NOF Corp. ....................      145,000        582,778
NSD Co., Ltd. ................       27,892        369,763
Okasan Holdings, Inc. ........       72,719        413,343
Oki Electric Industry Co.,
  Ltd. (a)....................      317,000        496,576
Orix JREIT, Inc. .............          109        717,137
Osaka Securities Exchange Co.,
  Ltd. .......................           82        383,888
OSG Corp. ....................       46,300        505,626
Park 24 Co., Ltd. ............       55,524        432,900
Point, Inc. ..................        9,980        509,206
Premier Investment Co. .......           92        564,114
Rohto Pharmaceutical Co.,
  Ltd. .......................       44,000        497,838
Ryohin Keikaku Co., Ltd. .....        9,509        574,549
Sakai Chemical Industry Co.,
  Ltd. .......................      103,318        493,862
Sanden Corp. .................      115,000        592,937
Sankyu, Inc. .................       80,000        438,974
Sanyo Shokai, Ltd. ...........       70,000        378,463
Sanyo Special Steel Co.,
  Ltd. .......................       54,148        367,401
Sato Corp. ...................       34,400        512,697
Seiren Co., Ltd. .............       72,700        560,307
Shima Seiki Manufacturing,
  Ltd. .......................       12,075        562,055
Shimachu Co., Ltd. ...........       23,800        675,344
Shinko Electric Co., Ltd. ....      161,883        402,842
Shochiku Co., Ltd. ...........      132,000        961,805
Shoei Co., Ltd. ..............       32,200        436,097
SMK Corp. ....................       74,184        626,196
Star Micronics Co., Ltd. .....       19,000        417,536
Sumitomo Osaka Cement Co.,
  Ltd. .......................      303,605        581,582
Sysmex Corp. .................       16,161        687,148
Tadano, Ltd. .................       41,257        421,378
Takara Holdings, Inc. ........      111,000        668,693
Takasago International
  Corp. ......................      128,619        894,571
Takuma Co., Ltd. .............       94,000        380,325
The Bank of Nagoya, Ltd. .....       76,000        465,327
The Bank of Okinawa, Ltd. ....       15,200        534,718
The Ehime Bank, Ltd. .........      192,000        680,589
The Eighteenth Bank, Ltd. ....      233,901        818,648

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
The Goodwill Group, Inc. (a)..          423   $     54,676
The Hokuetsu Bank, Ltd. ......      266,000        607,170
The Michinoku Bank, Ltd. .....      190,000        602,068
The Minato Bank, Ltd. ........      228,000        485,736
The Miyazaki Bank, Ltd. ......      220,000        897,999
The Musashino Bank, Ltd. .....       11,400        541,861
The Oita Bank, Ltd. ..........      115,000        723,672
The Tochigi Bank, Ltd. .......       84,000        476,713
The Tokushima Bank, Ltd. .....       79,000        457,530
The Tokyo Tomin Bank, Ltd. ...       11,400        324,504
Toagosei Co., Ltd. ...........      174,365        555,646
TOC Co., Ltd. ................       41,500        315,759
Toei Co., Ltd. ...............      113,000        686,810
Toho Pharmaceutical Co.,
  Ltd. .......................       23,836        465,134
Toho Zinc Co., Ltd. ..........       68,000        371,302
Tokai Tokyo Securities Co.,
  Ltd. .......................       78,000        347,008
Tokyo Dome Corp. (a)..........       76,000        400,698
Topy Industries, Ltd. ........      249,393        680,883
Toyo Corp/Chuo-ku.............       40,929        516,581
Toyo Suisan Kaisha, Ltd. .....       48,000        872,219
Toyo Tire & Rubber Co.,
  Ltd. .......................      114,000        425,529
Toyobo Co., Ltd. .............      297,717        604,948
Tsumura & Co. ................       30,100        594,106
Ulvac, Inc. ..................       13,200        600,242
Unitika, Ltd. ................      304,000        340,151
Yodogawa Steel Works, Ltd. ...      111,000        567,345
Zenrin Co., Ltd. .............       16,888        538,167
                                              ------------
TOTAL JAPAN...................                  73,485,144
                                              ------------

NETHERLANDS -- 2.0%

ASM International NV..........       20,849        510,578
Crucell NV (a)................       22,494        374,916
Draka Holdings................        7,160        240,770
Exact Holdings NV.............       11,529        417,523
KAS Bank NV...................       28,111      1,027,492
Koninklijke Grolsch NV........       14,041        982,912
OPG Groep NV..................       23,665        657,389
Ordina NV.....................       25,923        462,389
Orthofix International NV
  (a).........................        8,679        503,122
                                              ------------
TOTAL NETHERLANDS.............                   5,177,091
                                              ------------
NEW ZEALAND -- 0.5%
Fisher & Paykel Appliances
  Holdings, Ltd. .............      219,028        578,136
Nuplex Industries, Ltd. ......      127,233        675,594
                                              ------------
TOTAL NEW ZEALAND.............                   1,253,730
                                              ------------
NORWAY -- 2.1%
Aker Yards AS.................       29,744        339,628
Awilco Offshore ASA (a).......       58,714        657,442
DET Norske Oljeselskap ASA
  (a).........................      222,953        413,891
Ekornes ASA...................       34,464        606,152
Farstad Shipping ASA..........        8,578        233,808
Norwegian Property ASA........       41,929        513,509
Ocean RIG ASA (a).............       65,949        482,182
Sevan Marine ASA (a)..........       45,390        685,466
Songa Offshore ASA (a)........       36,856        498,893
Tomra Systems ASA.............       54,393        385,670
Veidekke ASA..................       42,809        400,114
Wavefield Inseis ASA (a)......       43,146        336,119
                                              ------------
TOTAL NORWAY..................                   5,552,874
                                              ------------

PORTUGAL -- 0.2%
Altri SGPS SA.................       54,699        426,254
                                              ------------

SINGAPORE -- 2.6%
Bukit Sembawang Estates,
  Ltd. .......................       69,237        529,096
Genting International PLC
  (a).........................      142,400         67,765
Goodpack, Ltd. ...............       20,000         31,262
Haw Par Corp., Ltd. ..........      194,491        960,666
Hong Leong Finance, Ltd. .....      444,737      1,170,970
Labroy Marine, Ltd. ..........      169,524        334,467
Mapletree Logistics Trust.....      803,559        608,482
Parkway Holdings, Ltd. .......      256,079        704,486
Straits Trading Co., Ltd. ....      266,000        923,964
Unisteel Technology, Ltd. ....      380,000        443,503
Verigy, Ltd. (a)..............       18,618        505,851
WBL Corp., Ltd. ..............       47,000        131,258
Wing Tai Holdings, Ltd. ......      190,000        356,386
                                              ------------
TOTAL SINGAPORE...............                   6,768,156
                                              ------------
SOUTH KOREA -- 5.3%

Asiana Airlines...............       46,207        422,061
Cheil Communications, Inc. ...        2,033        612,474
Daewoo Motor Sales............        9,840        404,196
Daum Communications Corp.
  (a).........................        4,285        356,149
Dong-A Pharmaceutical Co.,
  Ltd. (a)....................        3,158        332,314
Hana Tour Service, Inc. ......        4,336        354,366
Hanjin Heavy Industries &
  Construction Holdings Co.,
  Ltd. (a)....................            4            179
Hanmi Pharm Co., Ltd. (a).....        2,974        527,412
Hansol Paper Co. (a)..........       18,670        337,079
Hanwha Securities Co. ........       13,720        335,653
Hotel Shilla Co., Ltd. (a)....       19,740        474,494
Humax Co., Ltd. (a)...........       17,276        269,462
Hyundai Marine & Fire
  Insurance Co., Ltd. ........       23,690        645,366
Hyundai Securities Co.,
  Ltd. .......................        3,817         93,789
Jeonbuk Bank..................       43,679        419,968
KIWOOM Securities Co., Ltd. ..        4,686        322,896
Korea Express Co., Ltd. (a)...        3,538        381,751
Korea Line Corp. .............        1,841        324,518
Korean Reinsurance Co. .......       32,480        454,557
LG International Corp. .......       16,160        383,262
LG Life Sciences, Ltd. (a)....        6,397        441,479
LIG Non-Life Insurance Co.,
  Ltd. .......................       15,680        398,680
LS Industrial Systems Co.,
  Ltd. .......................        5,638        334,889
MegaStudy Co., Ltd. (a).......        1,540        442,562
Meritz Fire & Marine Insurance
  Co., Ltd. ..................       44,390        604,639
Meritz Securities Co., Ltd. ..       30,880        349,691
NCSoft Corp. (a)..............        4,394        229,781
Orion Corp. (a)...............        1,497        399,818
Poongsan Corp. (a)............       17,560        412,713
Samsung Fine Chemicals Co.,
  Ltd. .......................        7,846        368,809
Seoul Securities Co., Ltd.....      145,110        342,602
Seoul Semiconductor Co., Ltd.
  (a).........................       10,331        273,713
SFA Engineering Corp. ........        5,978        386,378
SK Chemicals Co., Ltd. .......        5,392        434,908
Ssangyong Motor Co. (a).......       59,990        397,348
Yuhan Corp. (a)...............        2,299        498,581
                                              ------------
TOTAL SOUTH KOREA.............                  13,768,537
                                              ------------

SPAIN -- 2.2%
Amper SA......................       31,053        498,958
Avanzit SA (a)................       33,018        182,476
Baron de Ley (a)..............        1,216         88,004
Campofrio Alimentacion SA
  (a).........................       52,879        698,898

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------
Construcciones y Auxiliar de
  Ferrocarriles SA............        1,759   $    711,088
Ercros SA (a).................      633,163        268,458
General de Alquiler de
  Maquinaria (a)..............       16,922        552,215
La Seda de Barcelona SA (Class
  B)..........................       25,408         63,894
Parquesol Inmobiliaria y
  Proyectos SA................       19,052        564,063
Tubacex SA....................       70,288        686,467
Tubos Reunidos SA.............       77,225        547,598
Vertice Trescientos Sesenta
  Grados (a)..................        1,020          3,191
Vidrala SA....................       19,085        704,557
                                              ------------
TOTAL SPAIN...................                   5,569,867
                                              ------------

SWEDEN -- 1.9%

D Carnegie & Co. AB...........       27,221        528,567
Elekta AB (Class B)...........       29,547        492,587
Haldex AB.....................       39,038        685,545
Hemtex AB.....................       23,023        264,491
Intrum Justitia AB............       31,007        551,709
Kungsleden AB.................       44,818        499,272
Kungsleden AB (Redemption
  Shares) (a).................       25,849         39,094
New Wave Group AB (Class B)...       54,401        568,150
Q-Med AB......................       31,999        415,880
TradeDoubler AB...............       17,472        375,760
Wihlborgs Fastigheter AB......       27,589        494,094
                                              ------------
TOTAL SWEDEN..................                   4,915,149
                                              ------------

SWITZERLAND -- 1.8%

Basilea Pharmaceutica (a).....        2,611        508,524
Belimo Holding AG.............          802        911,694
Daetwyler Holding AG..........        9,121        614,700
Kudelski SA...................       15,431        305,580
Kuoni Reisen Holding (Class
  B)..........................        1,110        578,457
Mobimo Holding AG (a).........        2,361        379,545
Precious Woods Holding AG
  (a).........................          900         97,222
Temenos Group AG (a)..........       15,712        387,891
Valora Holding AG.............        3,151        764,684
                                              ------------
TOTAL SWITZERLAND.............                   4,548,297
                                              ------------

UNITED KINGDOM -- 11.0%
Alfred McAlpine PLC...........       61,140        659,643
Atkins WS PLC.................          405          9,247
Aveva Group PLC...............       28,470        547,172
Bodycote International........      102,138        379,693
Bovis Homes Group PLC.........       43,384        531,979
Britvic PLC...................       65,178        448,912
Chemring Group PLC............       12,198        499,224
Chloride Group................      149,359        526,246
Connaught PLC.................      100,524        684,353
Cookson Group PLC.............           74          1,027
Dairy Crest Group PLC.........       49,475        574,167
Dana Petroleum PLC (a)........       25,812        715,229
Detica Group PLC..............       71,874        314,759
Dimension Data Holdings PLC...      413,763        508,596
Elementis PLC.................      254,321        384,751
Enodis PLC....................       98,364        313,286
Fenner PLC....................       99,971        482,581
FKI PLC.......................      266,255        311,379
Foseco PLC....................      119,257        671,822
Galiform PLC (a)..............      151,728        273,337
Galliford Try PLC.............      128,048        262,539
Game Group PLC................      126,402        629,040
GCAP Media PLC................      123,196        297,959
Helphire PLC..................       82,193        584,509
HMV Group PLC.................      232,630        551,057
Hunting PLC...................       41,898        592,990
Interserve PLC................       43,050        410,481
ITE Group PLC.................      144,719        442,199
Keller Group PLC..............       28,185        372,538
Kier Group PLC................       16,501        478,579
Laird Group PLC...............       57,513        664,015
Luminar Group Holdings PLC....       22,329        191,238
Mitie Group...................      132,885        747,933
Morgan Crucible Co. ..........       72,170        290,197
Morgan Sindall PLC............       15,493        320,431
N Brown Group PLC.............       71,187        335,486
Northern Foods PLC............      197,780        370,079
PayPoint PLC..................       29,987        399,937
Premier Farnell PLC...........      107,239        313,267
Premier Oil PLC (a)...........       31,609        824,264
Randgold Resources, Ltd. .....       26,953        990,965
Rank Group PLC................      256,277        465,507
Raymarine PLC.................       82,090        476,744
Redrow PLC....................       79,124        514,251
Restaurant Group PLC..........       94,556        351,977
Rightmove PLC.................       19,113        176,535
RPS Group PLC.................       86,124        548,603
Senior PLC....................      187,864        440,340
Shaftesbury PLC...............       60,257        602,137
Shanks Group PLC..............      104,501        476,365
SSL International PLC.........       56,182        598,322
Taylor Nelson Sofres PLC......      120,411        497,357
TDG PLC.......................      122,525        504,870
Tullett Prebon PLC............       71,926        671,853
UK Coal PLC (a)...............       53,430        491,373
Unite Group PLC...............       69,183        488,891
UTV Media PLC.................       76,788        364,557
Victrex PLC...................       43,893        629,089
Wetherspoon (J.D.) PLC........       42,609        313,401
WH Smith PLC..................       52,763        342,398
Wincanton PLC.................       66,643        490,840
                                              ------------
TOTAL UNITED KINGDOM..........                  28,352,516
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $267,779,276).........                 257,292,953
                                              ------------
PREFERRED STOCK -- 0.1%
GERMANY -- 0.1%
Draegerwerk AG & Co. KGaA
  (Cost $369,062).............        4,457        324,515
                                              ------------

SHORT TERM INVESTMENTS -- 1.4%
UNITED STATES -- 1.4%
MONEY MARKET FUND -- 1.4%
STIC Prime Portfolio
  (Cost $3,555,606)...........    3,555,606      3,555,606
                                              ------------
TOTAL INVESTMENTS -- 101.2%
  (Cost $271,703,944).........                 261,173,074
OTHER ASSETS AND
  LIABILITIES -- (1.2)%.......                  (3,047,704)
                                              ------------
NET ASSETS -- 100.0%..........                $258,125,370
                                              ============




   (a) Non-income producing security

   (b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.25% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   (c) Security is valued in good faith at fair value by the Pricing and Investment Committee under the Direction of the Board of Trustees.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Metals & Mining.......................        5.5%
Commercial Services & Supplies........        5.4
Real Estate Management & Development..        5.4
Oil, Gas & Consumable Fuels...........        5.2
Machinery.............................        4.6
Commercial Banks......................        4.2
Electronic Equipment & Instruments....        4.1
Specialty Retail......................        3.8
Capital Markets.......................        3.8
Media.................................        3.2
Hotels, Restaurants & Leisure.........        2.9
Chemicals.............................        2.9
Food Products.........................        2.8
Construction & Engineering............        2.8
Health Care Equipment & Supplies......        2.0
Pharmaceuticals.......................        2.0
Household Durables....................        1.9
Energy Equipment & Services...........        1.8
Auto Components.......................        1.8
Textiles, Apparel & Luxury Goods......        1.8
Industrial Conglomerates..............        1.8
Road & Rail...........................        1.6
Electrical Equipment..................        1.6
Software..............................        1.6
IT Services...........................        1.4
Trading Companies & Distributors......        1.4
Health Care Providers & Services......        1.3
Communications Equipment..............        1.3
Marine................................        1.2
Building Products.....................        1.2
Transportation Infrastructure.........        1.1
Semiconductors & Semiconductor
  Equipment...........................        1.1
Diversified Financial Services........        1.1
Retail................................        0.9
Real Estate Investment Trust..........        0.9
Beverages.............................        0.8
Insurance.............................        0.8
Distributors..........................        0.8
Automobiles...........................        0.8
Internet Software & Services..........        0.7
Multiline Retail......................        0.7
Biotechnology.........................        0.7
Consumer Finance......................        0.6
Paper & Forest Products...............        0.6
Gas Utilities.........................        0.6
Air Freight & Logistics...............        0.5
Diversified Consumer Services.........        0.5
Airlines..............................        0.5
Office Equipment & Supplies...........        0.5
Food & Staples Retailing..............        0.5
Leisure Equipment & Products..........        0.5
Construction Materials................        0.4
Thrifts & Mortgage Finance............        0.4
Independent Power Producers & Energy
  Traders.............................        0.3
Aerospace & Defense...................        0.3
Containers & Packaging................        0.3
Multi-Utilities.......................        0.3
Computers & Peripherals...............        0.2
Internet & Catalog Retail.............        0.1
Short Term Investments................        1.4
Other Assets & Liabilities............       (1.2)%
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.0%
AUSTRALIA -- 19.9%
Abacus Property Group.......       1,660,489   $  2,544,197
Babcock & Brown Japan
  Property Trust............       1,418,590      1,743,831
Bunnings Warehouse Property
  Trust.....................         694,415      1,426,771
Centro Properties Group.....       2,354,506      2,088,048
Centro Retail Group.........       4,074,746      3,398,940
CFS Retail Property Trust...       3,298,306      6,776,823
Commonwealth Property Office
  Fund......................       4,459,697      6,049,970
DB RREEF Trust..............       7,765,563     13,637,109
Goodman Group...............       3,989,241     17,128,467
GPT Group...................       5,599,230     19,862,277
ING Industrial Fund.........       3,135,092      6,992,031
ING Office Fund.............       3,374,381      4,799,859
ING Real Estate Community
  Living Group..............         889,140        948,562
Macquarie CountryWide
  Trust.....................       3,716,297      5,384,108
Macquarie DDR Trust.........       2,635,124      1,781,604
Macquarie Leisure Trust
  Group.....................         645,588      1,978,337
Macquarie Office Trust......       5,599,749      6,883,605
Tishman Speyer Office Fund..       1,168,786      1,667,661
Valad Property Group........       4,168,248      4,721,311
Westfield Group.............       4,784,441     88,220,571
                                               ------------
TOTAL AUSTRALIA.............                    198,034,082
                                               ------------
AUSTRIA -- 3.9%
CA Immobilien Anlagen AG
  (a).......................         111,688      2,498,390
IMMOEAST AG (a).............       1,116,544     12,031,109
IMMOFINANZ Immobilien
  Anlagen AG................       1,252,529     12,727,260
Meinl European Land, Ltd.
  (a).......................         820,727     11,315,473
                                               ------------
TOTAL AUSTRIA...............                     38,572,232
                                               ------------
BELGIUM -- 0.8%
Befimmo S.C.A. .............          30,783      3,275,108
Cofinimmo...................          23,673      4,455,143
                                               ------------
TOTAL BELGIUM...............                      7,730,251
                                               ------------
CANADA -- 8.2%
Boardwalk REIT..............          71,227      3,215,120
Brookfield Asset Management,
  Inc. (Class A)............       1,534,209     55,106,853
Calloway REIT...............         104,841      2,601,506
Canadian Apartment
  Properties REIT...........          87,299      1,417,907
Canadian REIT...............          80,803      2,373,453
Chartwell Seniors Housing
  REIT......................         105,726      1,215,857
Extendicare REIT............          78,454        992,847
First Capital Realty,
  Inc. .....................          82,517      2,008,266
H&R REIT....................         197,412      3,968,442
Primaris Retail REIT........          84,451      1,565,888
RioCan REIT.................         291,504      6,444,721
                                               ------------
TOTAL CANADA................                     80,910,860
                                               ------------
CHINA -- 11.6%
Champion REIT...............       2,800,000      1,641,060
Chinese Estates Holdings,
  Ltd. .....................       2,841,507      5,160,148
GZI REIT....................       2,144,000        846,888
Hang Lung Group, Ltd. ......       2,004,000     10,948,573
Hang Lung Properties,
  Ltd. .....................       4,857,000     21,988,368
Henderson Investment,
  Ltd. .....................       2,611,000        565,905
Henderson Land Development
  Co., Ltd. ................       2,398,754     22,595,799
Hong Kong Land Holdings,
  Ltd. .....................       3,239,000     16,000,660
Hysan Development Co.,
  Ltd. .....................       1,636,104      4,668,648
Kerry Properties, Ltd. .....       1,617,626     12,997,187
Prosperity REIT.............       3,267,000        645,238
The Link REIT...............       4,387,805      9,498,826
Wheelock & Co., Ltd. .......       2,584,000      7,953,420
                                               ------------
TOTAL CHINA.................                    115,510,720
                                               ------------
FRANCE -- 7.8%
Fonciere des Regions........          61,882      7,848,671
Gecina SA...................          52,133      8,180,045
Klepierre...................         189,142      9,670,433
Societe Immobiliere de
  Location pour l'Industrie
  et le Commerce............          28,376      4,160,745
Unibail-Rodamco.............         216,980     47,559,972
                                               ------------
TOTAL FRANCE................                     77,419,866
                                               ------------
GERMANY -- 0.9%
IVG Immobilien AG...........         245,472      8,462,683
                                               ------------
ITALY -- 0.4%
Beni Stabili SpA............       1,849,276      2,010,227
Pirelli & C. Real Estate
  SpA.......................          57,452      2,110,862
                                               ------------
TOTAL ITALY.................                      4,121,089
                                               ------------
JAPAN -- 18.7%
Aeon Mall Co., Ltd. ........         211,080      5,573,880
Creed Office Investment
  Corp. ....................             370      1,589,760
DA Office Investment
  Corp. ....................             592      3,836,620
Daibiru Corp. ..............         165,700      1,782,853
Frontier Real Estate
  Investment Corp. .........             302      2,208,602
Fukuoka REIT Corp. .........             273      1,857,226
Global One Real Estate
  Investment Corp. .........             286      3,507,318
Hankyu REIT, Inc. ..........             184      1,274,815
Heiwa Real Estate Co.,
  Ltd. .....................         418,000      2,656,581
Japan Excellent, Inc. ......             378      3,038,482
Japan Hotel and Resort,
  Inc. .....................             332      1,245,204
Japan Prime Realty
  Investment Corp. .........           1,614      6,501,365
Japan Real Estate Investment
  Corp. ....................           1,085     13,597,100
Japan Retail Fund Investment
  Corp. ....................           1,061      7,569,413
Kenedix Realty Investment
  Corp. ....................             553      3,692,772
Mitsui Fudosan Co., Ltd. ...       2,332,000     50,725,149
Mori Hills REIT Investment
  Corp. ....................             292      2,012,621
Mori Trust Sogo REIT,
  Inc. .....................             316      3,394,352
New City Residence
  Investment Corp. .........             474      1,947,509
Nippon Building Fund,
  Inc. .....................           1,270     17,848,096
Nippon Commercial Investment
  Corp. ....................             726      3,242,841
Nippon Residential
  Investment Corp. .........             712      3,212,174
Nomura Real Estate Office
  Fund, Inc. ...............             695      6,594,459
NTT Urban Development
  Corp. ....................           3,011      4,878,405
Orix JREIT, Inc. ...........             612      4,026,496
Premier Investment Co. .....             307      1,882,424
Shoei Co., Ltd. ............         107,890      1,461,197
Suruga Corp. ...............          88,900      1,487,303
TOC Co., Ltd. ..............         294,500      2,240,747
Tokyu Land Corp. ...........       1,250,000     10,763,998
Tokyu REIT, Inc. ...........             480      4,511,480
Top REIT, Inc. .............             438      2,077,966
United Urban Investment
  Corp. ....................             455      3,062,794
Zephyr Co., Ltd. ...........             597        491,109
                                               ------------
TOTAL JAPAN.................                    185,793,111
                                               ------------

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
NETHERLANDS -- 2.4%
Corio NV....................         183,667   $ 14,876,584
Eurocommercial Properties
  NV........................          89,083      4,597,607
Vastned Retail NV...........          47,582      4,570,570
                                               ------------
TOTAL NETHERLANDS...........                     24,044,761
                                               ------------
NEW ZEALAND -- 0.7%
AMP NZ Office Trust.........       1,600,654      1,453,504
Goodman Property Trust......       1,448,607      1,616,424
ING Property Trust..........       1,612,951      1,315,721
Kiwi Income Property Trust..       2,117,650      2,183,714
                                               ------------
TOTAL NEW ZEALAND...........                      6,569,363
                                               ------------
SINGAPORE -- 5.7%
Allco Commercial REIT.......       1,299,000        807,673
Ascendas REIT...............       2,333,000      3,987,065
Cambridge Industrial Trust..       2,021,803        997,242
CapitaCommercial Trust......       2,381,000      4,036,014
CapitaLand, Ltd. ...........       4,430,000     19,296,328
CapitaMall Trust............       2,739,000      6,583,723
Guocoland, Ltd. ............         566,000      2,221,612
Macquarie MEAG Prime REIT...       1,992,000      1,522,248
Mapletree Logistics Trust...       2,197,000      1,663,642
Singapore Land, Ltd. .......         418,000      2,323,110
Suntec REIT.................       3,758,000      4,464,330
United Industrial Corp.,
  Ltd. .....................       2,035,000      3,887,770
UOL Group, Ltd. ............       1,578,000      4,955,059
                                               ------------
TOTAL SINGAPORE.............                     56,745,816
                                               ------------
SOUTH AFRICA -- 0.8%
Capital Property Fund.......         660,118        583,393
Fountainhead Property
  Trust.....................       2,831,240      2,796,297
Johnnic Holdings, Ltd. (a)..          24,308         56,552
SA Corporate Real Estate
  Fund......................       5,116,800      2,994,754
Sycom Property Fund.........         546,268      1,585,807
                                               ------------
TOTAL SOUTH AFRICA..........                      8,016,803
                                               ------------
SPAIN -- 0.6%
Martinsa-Fadesa SA (a)......          60,927      1,506,315
Metrovacesa SA..............          38,004      4,536,781
                                               ------------
TOTAL SPAIN.................                      6,043,096
                                               ------------
SWEDEN -- 1.3%
Castellum AB................         445,541      4,635,882
Fabege AB...................         359,242      3,682,353
Kungsleden AB...............         383,525      4,272,466
Kungsleden AB (Redemption
  Shares) (a)...............         385,726        583,375
                                               ------------
TOTAL SWEDEN................                     13,174,076
                                               ------------
SWITZERLAND -- 1.0%
PSP Swiss Property AG (a)...         129,255      6,530,394
Swiss Prime Site AG (a).....          63,245      3,212,108
                                               ------------
TOTAL SWITZERLAND...........                      9,742,502
                                               ------------
THAILAND -- 0.1%
Amata Corp. PCL.............       2,263,200      1,189,213
                                               ------------
UNITED KINGDOM -- 14.2%
Big Yellow Group PLC........         273,838      2,387,547
British Land Co. PLC........       1,386,624     26,084,025
Brixton PLC.................         672,513      3,945,832
Capital & Regional PLC......         187,855      1,489,233
Derwent London PLC..........         247,005      6,952,472
Grainger PLC................         336,165      2,328,712
Great Portland Estates PLC..         499,528      4,673,495
Hammerson PLC...............         791,160     16,142,555
Land Securities Group PLC...       1,250,208     37,479,288
Liberty International PLC...         787,392     16,880,713
Minerva PLC (a).............         457,547      1,225,017
Quintain Estates &
  Development PLC...........         361,529      3,706,248
Segro PLC...................       1,193,628     11,167,371
Shaftesbury PLC.............         374,122      3,738,531
Workspace Group PLC.........         529,177      2,865,193
                                               ------------
TOTAL UNITED KINGDOM........                    141,066,232
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $1,108,288,397).....                    983,146,756
                                               ------------
SHORT TERM INVESTMENTS -- 1.1%
UNITED STATES -- 1.1%
MONEY MARKET -- 1.1%
  STIC Prime Portfolio
  (Cost $10,704,855)........      10,704,855     10,704,855
                                               ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $1,118,993,252).....                    993,851,611
                                               ------------
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.....                       (846,577)
                                               ------------
NET ASSETS -- 100.0%........                   $993,005,034
                                               ============




   (a) Non-income producing security

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*

                                        PERCENT OF
INDUSTRY                                NET ASSETS
--------                                ----------
Real Estate Management & Development..      38.4%
Retail REIT's.........................      25.3
Diversified REIT's....................      18.7
Office REIT's.........................      10.9
Industrial REIT's.....................       3.8
Residential REIT's....................       1.1
Specialized REIT's....................       0.8
Short Term Investments................       1.1
Other Assets & Liabilities............      (0.1)
                                           -----
TOTAL.................................     100.0%
                                           =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.9%
AUSTRALIA -- 1.4%
AGL Energy, Ltd. .............         19,423   $   227,164
Asciano Group.................         29,869       183,585
Macquarie Infrastructure
  Group.......................        109,804       292,133
Transurban Group..............         49,703       298,510
                                                -----------
TOTAL AUSTRALIA...............                    1,001,392
                                                -----------
BRAZIL -- 0.5%
Centrais Eletricas Brasileiras
  SA..........................          4,200        56,464
Centrais Eletricas Brasileiras
  SA ADR......................          5,387        72,401
Companhia Energetica de Minas
  Gerais ADR..................         12,490       230,566
                                                -----------
TOTAL BRAZIL..................                      359,431
                                                -----------
CANADA -- 3.0%
Enbridge, Inc. ...............         16,436       666,299
Fortis, Inc. .................          6,993       205,408
TransAlta Corp. ..............          9,246       312,431
TransCanada Corp. ............         24,139       991,535
                                                -----------
TOTAL CANADA..................                    2,175,673
                                                -----------
CHINA -- 2.7%
China Merchants Holdings
  International Co., Ltd. ....         54,285       337,654
CLP Holdings, Ltd. ...........         83,000       566,824
Hong Kong & China Gas Co. ....        204,200       625,898
HongKong Electric Holdings....         72,500       417,014
                                                -----------
TOTAL CHINA...................                    1,947,390
                                                -----------
FINLAND -- 1.2%
Fortum Oyj....................         20,075       904,294
                                                -----------
FRANCE -- 10.8%
Electricite de France.........         11,572     1,378,547
Gaz de France SA..............          8,987       525,578
Suez SA (a)...................         58,544     3,986,125
Veolia Environnement..........         21,095     1,926,080
                                                -----------
TOTAL FRANCE..................                    7,816,330
                                                -----------
GERMANY -- 12.1%
E.ON AG.......................         29,765     6,335,775
RWE AG........................         17,718     2,486,842
                                                -----------
TOTAL GERMANY.................                    8,822,617
                                                -----------
GREECE -- 0.2%
Public Power Corp. SA.........          3,119       164,165
                                                -----------
ITALY -- 5.4%
AEM SpA (a)...................         41,345       189,657
Atlantia SpA..................         13,054       494,890
Enel SpA......................        208,156     2,475,761
Hera SpA......................         46,435       209,272
Snam Rete Gas SpA.............         44,642       285,225
Terna-Rete Elettrica Nazionale
  SpA.........................         68,505       276,185
                                                -----------
TOTAL ITALY...................                    3,930,990
                                                -----------

JAPAN -- 7.2%
Chubu Electric Power Co.,
  Inc. .......................         26,400       688,860
Electric Power Development
  Co., Ltd. ..................          7,500       279,953
Hokkaido Electric Power Co.,
  Inc. .......................          7,200       155,968
Hokuriku Electric Power Co. ..          7,200       150,168
Kyushu Electric Power Co.,
  Inc. .......................         16,300       401,244
Osaka Gas Co., Ltd. ..........         75,000       296,066
Shikoku Electric Power Co.,
  Inc. .......................          8,500       227,879
The Chugoku Electric Power
  Co., Inc. ..................         12,700       247,259
The Kansai Electric Power Co.,
  Inc. .......................         32,500       757,844
The Tokyo Electric Power Co.,
  Inc. .......................         45,800     1,184,818
Tohoku Electric Power Co.,
  Inc. .......................         17,000       383,476
Tokyo Gas Co., Ltd. ..........         93,000       435,385
                                                -----------
TOTAL JAPAN...................                    5,208,920
                                                -----------

PORTUGAL -- 1.5%
Brisa-Auto Estradas de
  Portugal SA (a).............         18,437       270,906
Energias de Portugal SA (a)...        123,598       807,758
                                                -----------
TOTAL PORTUGAL................                    1,078,664
                                                -----------
SOUTH KOREA -- 0.7%
Korea Electric Power Corp.
  ADR.........................         23,625       492,581
                                                -----------
SPAIN -- 7.3%
Abertis Infraestructuras SA...         13,599       438,209
Cintra Concesiones de
  Infraestructuras de
  Transporte SA...............          9,665       145,970
Enagas........................          8,179       239,043
Gas Natural SDG SA............         10,082       589,910
Iberdrola SA..................        225,449     3,428,025
Union Fenosa SA...............          6,957       469,821
                                                -----------
TOTAL SPAIN...................                    5,310,978
                                                -----------
UNITED KINGDOM -- 9.5%
British Energy Group PLC......         46,985       513,471
Centrica PLC..................        165,517     1,182,003
International Power PLC.......         67,848       612,489
Kelda Group PLC...............         12,605       272,243
National Grid PLC.............        115,549     1,918,299
Pennon Group PLC..............         15,673       210,435
Scottish & Southern Energy
  PLC.........................         38,610     1,258,919
Severn Trent PLC..............         10,643       323,298
United Utilities PLC (a)......         39,895       600,377
                                                -----------
TOTAL UNITED KINGDOM..........                    6,891,534
                                                -----------

UNITED STATES -- 36.4%
Allegheny Energy, Inc. .......          7,489       476,375
Alliant Energy Corp. .........          5,100       207,519
Ameren Corp. .................          9,379       508,436
American Electric Power Co.,
  Inc. .......................         17,925       834,588
American Tower Corp. (Class A)
  (a).........................         18,515       788,739
CenterPoint Energy, Inc. .....         14,551       249,259
Consolidated Edison, Inc. ....         12,235       597,680
Constellation Energy Group,
  Inc. .......................          8,078       828,237
Crown Castle International
  Corp. (a)...................          9,573       398,237
Dominion Resources, Inc. .....         25,953     1,231,470
DTE Energy Co. ...............          7,755       340,910
Duke Energy Corp. ............         56,556     1,140,734
Edison International..........         14,665       782,671
El Paso Corp. ................         31,468       542,508
Energen Corp. ................          3,230       207,463
Energy East Corp. ............          7,226       196,619
Entergy Corp. ................          8,836     1,056,079
Equitable Resources, Inc. ....          5,571       296,823
Exelon Corp. .................         29,803     2,433,117
FirstEnergy Corp. ............         13,715       992,143
FPL Group, Inc. ..............         18,193     1,233,122
Integrys Energy Group, Inc. ..          3,480       179,881
Mirant Corp. (a)..............         11,700       456,066
NiSource, Inc. ...............         12,369       233,650
Northeast Utilities...........          6,932       217,041
NRG Energy, Inc. (a)..........         10,800       468,072
ONEOK, Inc. ..................          4,700       210,419

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Pepco Holdings, Inc. .........          8,576   $   251,534
PG&E Corp. ...................         15,818       681,598
Pinnacle West Capital Corp. ..          4,492       190,506
PPL Corp. ....................         16,733       871,622
Progress Energy, Inc. ........         11,700       566,631
Public Service Enterprise
  Group, Inc. ................         11,467     1,126,518
Reliant Energy, Inc. (a)......         15,251       400,186
SCANA Corp. ..................          5,302       223,479
Sempra Energy.................         11,802       730,308
Spectra Energy Corp. .........         28,260       729,673
The AES Corp. (a).............         29,789       637,187
The Southern Co. .............         34,133     1,322,654
The Williams Cos., Inc. ......         26,805       959,083
Wisconsin Energy Corp. .......          5,302       258,260
Xcel Energy, Inc. ............         19,028       429,462
                                                -----------
TOTAL UNITED STATES...........                   26,486,559
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $67,309,582)..........                   72,591,518
                                                -----------
SHORT TERM INVESTMENTS -- 1.9%
UNITED STATES -- 1.9%
MONEY MARKET FUND -- 1.9%
STIC Prime Portfolio
  (Cost $1,398,356)...........      1,398,356     1,398,356
                                                -----------
TOTAL INVESTMENTS -- 101.8%
  (Cost $68,707,938)..........                   73,989,874
OTHER ASSETS AND
  LIABILITIES -- (1.8)%.......                   (1,295,554)
                                                -----------
NET ASSETS -- 100.0%..........                  $72,694,320
                                                ===========




   (a) Non-income producing security

   ADR = American Depositary Receipt

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*

                                        PERCENT OF
INDUSTRY                                NET ASSETS
--------                                ----------
Electric Utilities....................      50.9%
Multi-Utilities.......................      27.4
Oil, Gas & Consumable Fuels...........       5.4
Gas Utilities.........................       5.1
Independent Power Producers & Energy
  Traders.............................       4.9
Transportation Infrastructure.........       3.2
Wireless Telecommunication Services...       1.6
Water Utilities.......................       1.1
Road & Rail...........................       0.3
Short Term Investments................       1.9
Other Assets & Liabilities............      (1.8)
                                           -----
TOTAL.................................     100.0%
                                           =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 100.0%
ARGENTINA -- 0.1%

Tenaris SA ADR...............          4,581   $    204,908
                                               ------------
AUSTRALIA -- 4.9%
Alumina, Ltd.................         36,104        201,936
Amcor, Ltd...................         29,800        180,806
AMP, Ltd.....................         30,647        267,751
Australia & New Zealand
  Banking Group, Ltd.........         22,362        539,176
Babcock & Brown, Ltd.........          6,178        147,278
BHP Billiton, Ltd............         49,187      1,733,593
BlueScope Steel, Ltd.........         19,185        162,558
Boral, Ltd...................         24,973        134,197
Brambles, Ltd................         26,005        263,273
CFS Retail Property Trust....        152,990        314,339
Coca-Cola Amatil, Ltd........         32,881        273,699
Commonwealth Bank of
  Australia..................         16,540        858,306
CSL, Ltd.....................         10,256        327,432
Foster's Group, Ltd..........         39,503        227,191
Insurance Australia Group,
  Ltd........................         36,470        131,933
Lend Lease Corp., Ltd........         11,577        175,858
Macquarie Group, Ltd.........          4,354        291,315
Macquarie Infrastructure
  Group......................         63,285        168,369
Macquarie Office Trust.......        381,376        468,814
National Australia Bank,
  Ltd........................         20,643        684,952
Newcrest Mining, Ltd.........          7,350        213,616
Origin Energy, Ltd...........         29,431        228,701
Perpetual, Ltd...............          2,760        160,527
Qantas Airways, Ltd..........         32,343        154,489
QBE Insurance Group, Ltd.....         11,538        337,766
Rio Tinto, Ltd...............          4,725        555,730
Santos, Ltd..................         22,361        277,233
Sonic Healthcare, Ltd........         13,019        191,132
Suncorp-Metway, Ltd..........         13,878        206,180
Toll Holdings, Ltd...........         16,676        167,655
Transurban Group.............         27,128        162,927
Wesfarmers, Ltd..............          9,901        352,090
Wesfarmers, Ltd. PPS (a).....          1,910         68,257
Westfield Group..............         19,878        366,532
Westpac Banking Corp.........         23,804        583,559
Woodside Petroleum, Ltd......          9,096        402,452
Woolworths, Ltd..............         17,531        523,211
Zinifex, Ltd.................          9,474        103,151
                                               ------------
TOTAL AUSTRALIA..............                    12,607,984
                                               ------------
AUSTRIA -- 0.5%

Boehler-Uddeholm AG..........          1,791        180,600
Erste Bank der
  Oesterreichischen
  Sparkassen AG..............          3,042        215,707
OMV AG.......................          3,608        292,345
Raiffeisen International Bank
  Holding AG.................          1,423        215,540
Telekom Austria AG...........          7,375        205,193
Wienerberger AG..............          2,760        153,057
                                               ------------
TOTAL AUSTRIA................                     1,262,442
                                               ------------

BELGIUM -- 0.6%
Delhaize Group...............          1,629        143,377
Dexia........................         10,042        252,969
InBev NV.....................          4,095        341,264
KBC Groep NV.................          2,760        388,192
Solvay SA....................          1,443        201,902
UCB SA.......................          2,352        106,670
                                               ------------
TOTAL BELGIUM................                     1,434,374
                                               ------------

BRAZIL -- 2.3%
Banco Bradesco SA ADR
  Preference Shares..........         16,117   $    515,744
Banco Itau Holding Financeira
  SA ADR Preference Shares...         17,820        460,825
Cia de Bebidas das Americas
  ADR Preference Shares......          3,891        276,378
Cia Energetica de Minas
  Gerais ADR.................          9,036        166,805
Cia Siderurgica Nacional SA
  ADR........................          3,608        323,169
Cia Vale do Rio Doce ADR
  Preference Shares..........         52,132      1,458,653
Gerdau SA ADR................          8,784        254,824
Petroleo Brasileiro SA ADR...         19,886      1,913,431
Tele Norte Leste
  Participacoes SA ADR.......          3,676         70,873
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR.........          2,321        324,104
                                               ------------
TOTAL BRAZIL.................                     5,764,806
                                               ------------

CANADA -- 6.6%
Agrium, Inc..................          4,327        314,217
Bank of Montreal.............          7,594        433,426
Bank of Nova Scotia..........         13,330        679,095
Barrick Gold Corp............         14,242        602,899
Brookfield Asset Management,
  Inc. (Class A).............          9,033        324,454
Brookfield Properties Corp...          7,154        139,318
Cameco Corp..................          6,026        241,602
Canadian Imperial Bank of
  Commerce...................          5,085        363,490
Canadian National Railway
  Co.........................          8,310        392,787
Canadian Natural Resources,
  Ltd........................          8,310        611,115
Canadian Pacific Railway,
  Ltd........................          3,608        234,770
Canadian Tire Corp., Ltd.....          2,665        200,358
Cognos, Inc. (a).............          2,947        170,558
Enbridge, Inc................          7,375        298,975
EnCana Corp..................         12,358        845,195
Gildan Activewear, Inc. (a)..          5,084        210,891
Goldcorp, Inc................         11,421        391,134
Husky Energy, Inc............          6,091        275,189
IGM Financial, Inc...........          5,116        259,338
Imperial Oil, Ltd............          6,807        376,715
Loblaw Cos., Ltd.............          4,834        166,382
Magna International, Inc.
  (Class A)..................          2,540        206,350
Manulife Financial Corp......         21,485        883,172
MDS, Inc. (a)................          8,373        162,802
National Bank of Canada......          4,617        244,615
Nexen, Inc...................          5,921        192,577
Nortel Networks, Corp. (a)...          6,776        102,847
Onex, Corp...................          8,186        290,215
Penn West Energy Trust.......          6,466        169,291
Petro-Canada.................          8,404        453,430
Potash Corp of Saskatchewan..          5,180        753,106
Research In Motion, Ltd.
  (a)........................          7,623        869,390
Rogers Communications, Inc.
  (Class B)..................          7,282        331,949
Royal Bank of Canada.........         17,504        899,897
Shaw Communications, Inc.....          7,783        186,423
Shoppers Drug Mart Corp......          4,960        267,663
SNC-Lavalin Group, Inc.......          6,689        326,266
Sun Life Financial, Inc......          8,629        487,078
Suncor Energy, Inc...........          6,965        761,531
Talisman Energy, Inc.........         19,076        355,446
Teck Cominco, Ltd. (Class
  B).........................          7,025        252,187
TELUS Corp...................          3,263        163,456

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
TELUS Corp. (Non-Voting).....            345   $     16,783
Thomson Corp.................          5,866        239,466
TransAlta Corp...............          9,318        314,864
TransCanada Corp.............          8,815        362,085
TSX Group, Inc...............          3,736        199,869
                                               ------------
TOTAL CANADA.................                    17,024,666
                                               ------------
CHILE -- 0.1%

Empresa Nacional de
  Electricidad SA ADR........          5,085        191,044
Enersis SA ADR...............          9,474        151,868
                                               ------------
TOTAL CHILE..................                       342,912
                                               ------------
CHINA -- 4.6%
Bank of China, Ltd...........        372,000        180,337
Bank of Communications Co.,
  Ltd........................        124,000        173,022
Bank of East Asia, Ltd.......         43,703        299,017
Cheung Kong Holdings, Ltd....         31,000        573,294
China COSCO Holdings Co.,
  Ltd........................         35,500         98,113
China Life Insurance Co.,
  Ltd........................        124,000        641,675
China Merchants Holdings
  International Co., Ltd.....         62,313        387,588
China Mobile, Ltd............         67,000      1,184,921
China Petroleum & Chemical
  Corp.......................        310,000        468,336
China Resources Enterprise...         62,000        266,371
China Telecom Corp., Ltd.....        310,000        246,492
Citic 1616 Holdings, Ltd.....            400            111
Citic Pacific, Ltd...........         62,000        346,282
CNOOC, Ltd...................        248,000        422,377
COSCO Pacific, Ltd...........         62,000        165,388
Esprit Holdings, Ltd.........         15,500        230,590
Guangzhou R&F Properties Co.,
  Ltd........................        102,000        363,660
Hang Lung Properties, Ltd....         62,000        280,683
Henderson Land Development
  Co., Ltd...................         29,000        273,174
Hong Kong & China Gas Co.....        136,200        417,470
Hong Kong Exchanges and
  Clearing, Ltd..............         18,500        524,816
Huaneng Power International,
  Inc........................        124,000        130,561
Hutchison Whampoa, Ltd.......         31,000        351,649
Industrial & Commercial Bank
  of China...................        434,000        311,694
Li & Fung, Ltd...............         62,000        250,468
New World Development Co.,
  Ltd........................        187,095        663,449
PCCW, Ltd....................        186,000        110,444
PetroChina Co., Ltd..........        310,000        552,620
Ping An Insurance Group Co.
  of China, Ltd..............         31,000        332,765
Shangri-La Asia, Ltd.........         62,000        194,809
Sun Hung Kai Properties,
  Ltd........................         31,000        658,373
Swire Pacific, Ltd...........         31,000        427,386
The Link REIT................         77,955        168,759
Zijin Mining Group Co.,
  Ltd........................         82,000        127,248
                                               ------------
TOTAL CHINA..................                    11,823,942
                                               ------------

DENMARK -- 0.7%
A P Moller -- Maersk A/S.....             31        330,663
Danisco A/S..................          2,290        162,319
Danske Bank A/S..............          5,866        229,749
DSV A/S......................          7,826        171,480
Novo-Nordisk A/S (Class B)...          8,094        531,660
Vestas Wind Systems A/S (a)..          3,391        367,022
                                               ------------
TOTAL DENMARK................                     1,792,893
                                               ------------
FINLAND -- 1.6%
Elisa Oyj....................          5,178        158,980
Fortum Oyj (a)...............          7,721        347,798
Kesko Oyj (Class B)..........          3,135        172,891
Kone Oyj (Class B)...........          2,854        199,997
Metso Oyj....................          3,329        181,691
Neste Oil Oyj................          4,960        174,985
Nokia Oyj....................         47,899      1,857,215
Outokumpu Oyj................          3,262        101,155
Sampo Oyj (Class A)..........          8,248        218,027
Stora Enso Oyj...............         12,358        185,017
UPM-Kymmene Oyj..............          8,354        168,797
Wartsila Oyj (Class B).......          2,290        174,402
YIT Oyj......................          5,706        125,054
                                               ------------
TOTAL FINLAND................                     4,066,009
                                               ------------
FRANCE -- 7.5%

Accor SA.....................          3,546        283,588
Air France-KLM...............          3,329        117,055
Air Liquide SA...............          3,517        523,407
Alcatel-Lucent...............         34,160        247,221
Alstom.......................          1,660        356,770
AXA..........................         17,767        711,489
BNP Paribas SA...............         11,297      1,225,876
Bouygues SA..................          3,546        295,513
Cap Gemini SA................          2,445        153,713
Carrefour SA.................          8,784        684,385
Cie de Saint-Gobain..........          4,648        438,249
Cie Generale des
  Etablissements Michelin....          2,509        287,960
Credit Agricole SA...........          8,941        301,575
Essilor International SA.....          5,145        328,346
France Telecom SA............         24,811        893,089
Groupe Danone................          6,836        613,667
Hermes International.........          1,505        190,201
L'Oreal SA...................          4,205        602,373
Lafarge SA...................          2,228        405,552
Lagardere SCA................          2,823        211,693
LVMH Moet Hennessy Louis
  Vuitton SA.................          3,422        413,659
Neopost SA...................          1,289        132,844
Pernod -- Ricard SA..........          1,420        328,233
PPR..........................          1,072        172,405
PSA Peugeot Citroen..........          3,042        230,606
Publicis Groupe..............          3,705        145,065
Renault SA...................          2,854        404,793
Sanofi-Aventis...............         14,304      1,317,111
Schneider Electric SA........          3,826        518,434
Societe Generale.............          4,896        708,161
Sodexho Alliance SA..........          2,197        134,909
Suez SA......................         14,583        992,923
Technip SA...................          2,290        182,471
Thomson......................          6,838         97,276
Total SA.....................         29,522      2,452,933
Unibail-Rodamco..............          1,010        221,383
Valeo SA.....................          3,104        127,977
Vallourec SA.................            691        187,053
Veolia Environnement.........          4,548        415,255
Vinci SA.....................          6,774        501,634
Vivendi Universal SA.........         16,936        777,009
                                               ------------
TOTAL FRANCE.................                    19,333,856
                                               ------------

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
GERMANY -- 6.9%
Adidas AG....................          4,865   $    364,606
Allianz SE...................          6,151      1,330,525
BASF AG......................          6,683        990,865
Bayer AG.....................         10,632        971,999
Commerzbank AG...............          9,661        370,919
Continental AG...............          2,321        301,980
Daimler AG...................         13,330      1,296,027
Deutsche Bank AG.............          7,406        968,018
Deutsche Boerse AG...........          3,487        692,077
Deutsche Lufthansa AG........          5,801        154,530
Deutsche Post AG.............         11,891        408,727
Deutsche Telekom AG..........         41,439        910,000
E.ON AG......................          8,722      1,856,564
Fresenius Medical Care AG &
  Co. KGaA...................          3,582        192,148
Hypo Real Estate Holding AG..          3,708        195,708
Infineon Technologies AG
  (a)........................         12,926        152,511
Linde AG.....................          2,042        270,039
MAN AG.......................          2,259        375,856
Merck KGaA...................          1,243        160,470
Metro AG.....................          2,854        239,679
Muenchener
  Rueckversicherungs-
  Gesellschaft AG............          3,042        591,258
RWE AG.......................          6,838        959,760
Salzgitter AG................            946        141,145
SAP AG.......................         13,019        676,294
Siemens AG...................         11,861      1,887,783
ThyssenKrupp AG..............          5,675        318,195
TUI AG (a)...................          5,835        163,199
Volkswagen AG................          3,608        823,440
                                               ------------
TOTAL GERMANY................                    17,764,322
                                               ------------
GREECE -- 0.4%

Hellenic Telecommunications
  Organization SA ADR........         18,475        341,233
National Bank of Greece SA
  ADR........................         55,798        769,455
                                               ------------
TOTAL GREECE.................                     1,110,688
                                               ------------
HUNGARY -- 0.2%
MOL Hungarian Oil and Gas
  NyRt.......................          1,944        275,397
Richter Gedeon NyRt..........            881        211,450
                                               ------------
TOTAL HUNGARY................                       486,847
                                               ------------
INDIA -- 1.8%
Dr Reddy's Laboratories, Ltd.
  ADR........................         12,299        223,350
HDFC Bank, Ltd. ADR..........          2,197        286,599
ICICI Bank, Ltd. ADR.........         14,728        905,772
Infosys Technologies, Ltd.
  ADR........................         10,988        498,416
Reliance Industries, Ltd.
  GDR(b).....................          5,595        826,661
Satyam Computer Services,
  Ltd. ADR...................         28,621        764,753
Tata Motors, Ltd. ADR........         57,793      1,089,976
                                               ------------
TOTAL INDIA..................                     4,595,527
                                               ------------
INDONESIA -- 0.3%

Astra International Tbk PT...        133,000        386,574
Bank Rakyat Indonesia PT.....        268,500        211,541
Telekomunikasi Indonesia Tbk
  PT.........................        170,500        184,251
                                               ------------
TOTAL INDONESIA..............                       782,366
                                               ------------

IRELAND -- 0.4%
Allied Irish Banks PLC.......         11,891        272,444
Bank of Ireland..............         14,922        222,356
C&C Group PLC................            332          1,990
CRH PLC......................          8,405        293,075
DCC PLC......................          4,452        125,443
Grafton Group PLC (a)........            274          2,163
Irish Life & Permanent PLC...          6,466        111,647
                                               ------------
TOTAL IRELAND................                     1,029,118
                                               ------------
ISRAEL -- 0.4%

Bank Hapoalim BM.............         44,697        223,195
Bank Leumi Le-Israel BM......         40,027        194,467
Teva Pharmaceutical
  Industries, Ltd. ADR.......         12,490        580,535
                                               ------------
TOTAL ISRAEL.................                       998,197
                                               ------------
ITALY -- 3.0%
Assicurazioni Generali SpA...         14,118        639,878
Atlantia SpA.................          9,162        347,340
Banca Monte dei Paschi di
  Siena SpA..................         25,280        136,108
Banca Popolare di Milano
  Scarl......................         11,795        160,722
Banco Popolare Scarl (a).....          3,210         71,149
Enel SpA.....................         58,876        700,258
Eni SpA......................         34,854      1,276,505
Fiat SpA.....................         10,042        259,870
Finmeccanica SpA.............          6,965        223,724
Intesa Sanpaolo SpA..........        115,617        914,495
Lottomatica SpA..............          4,205        153,944
Mediaset SpA.................         17,788        179,578
Mediobanca SpA...............          9,567        197,503
Pirelli & C. SpA.............        112,576        123,938
Saipem SpA...................          5,916        237,255
Seat Pagine Gialle SpA.......        201,507         79,693
Telecom Italia SpA...........        206,900        642,809
UniCredito Italiano SpA......        122,077      1,013,782
Unione di Banche Italiane
  Scpa.......................         10,290        282,987
                                               ------------
TOTAL ITALY..................                     7,641,538
                                               ------------

JAPAN -- 15.0%
Advantest Corp...............          3,100         88,242
Aeon Co., Ltd................          9,300        136,359
Aisin Seiki Co., Ltd.........          3,100        129,311
Asahi Breweries, Ltd.........          9,300        157,504
Asahi Glass Co., Ltd.........         31,000        415,960
Asahi Kasei Corp.............         31,000        206,454
Astellas Pharma, Inc.........          9,300        405,416
Bridgestone Corp.............          9,300        165,496
Canon, Inc...................         15,500        721,479
Central Japan Railway Co.....             31        264,450
Chubu Electric Power Co.,
  Inc........................          9,300        242,667
Chugai Pharmaceutical Co.,
  Ltd........................          6,200         88,797
Credit Saison Co., Ltd.......          6,500        178,042
Daiichi Sankyo Co., Ltd......         12,400        381,829
Daikin Industries, Ltd.......          8,000        448,284
Daiwa Securities Group,
  Inc........................         31,000        281,932
Denso Corp...................          6,200        254,183
East Japan Railway Co........             52        429,164
Eisai Co., Ltd...............          3,100        122,096
Electric Power Development
  Co., Ltd...................          3,100        115,714
Elpida Memory, Inc. (a)......          3,100        107,667
Fanuc, Ltd...................          3,100        301,911
FUJIFILM Holdings Corp.......          9,300        393,761
Fujitsu, Ltd.................         31,000        208,951
Hankyu Hanshin Holdings,
  Inc........................         31,000        134,029
Hitachi, Ltd.................         62,000        462,301
Hokuhoku Financial Group,
  Inc........................         31,000         90,185
Honda Motor Co., Ltd.........         21,700        728,416
Hoya Corp....................          6,200        197,574
Ibiden Co., Ltd..............          3,100        215,056
Inpex Holdings, Inc..........             31        335,765

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
Isetan Co., Ltd..............          6,200   $     84,302
Itochu Corp..................         31,000        303,021
Japan Real Estate Investment
  Corp.......................             36        451,148
Japan Retail Fund Investment
  Corp.......................             31        221,161
Japan Tobacco, Inc...........             72        430,524
JFE Holdings, Inc............          9,300        471,181
JS Group Corp................          6,200         99,287
JSR Corp.....................          6,200        160,113
Kajima Corp..................         31,000        101,285
Kamigumi Co., Ltd............         31,000        224,491
Kawasaki Heavy Industries,
  Ltd........................         31,000         91,850
Kawasaki Kisen Kaisha, Ltd...         31,000        304,686
KDDI Corp....................             39        290,453
Keihin Electric Express
  Railway Co., Ltd...........         32,000        196,786
Kintetsu Corp................         76,000        236,065
Kobe Steel, Ltd..............         62,000        202,014
Komatsu, Ltd.................         15,500        421,788
Konica Minolta Holdings,
  Inc........................         15,500        274,578
Kubota Corp..................         31,000        210,061
Kyocera Corp.................          3,100        274,994
Makita Corp..................          3,100        131,531
Marubeni Corp................         39,000        276,838
Marui Co., Ltd...............         12,400        122,429
Matsushita Electric
  Industrial Co., Ltd........         31,000        642,394
Millea Holdings, Inc.........          9,300        313,843
Mitsubishi Chemical Holdings
  Corp.......................         31,000        238,088
Mitsubishi Corp..............         20,600        564,257
Mitsubishi Electric Corp.....         31,000        324,110
Mitsubishi Estate Co., Ltd...         31,000        747,840
Mitsubishi Heavy Industries,
  Ltd........................         62,000        266,947
Mitsubishi Rayon Co., Ltd....         31,000        150,678
Mitsubishi UFJ Financial
  Group, Inc.................        125,300      1,174,319
Mitsui & Co., Ltd............         33,000        698,608
Mitsui Chemicals, Inc........         31,000        203,679
Mitsui Mining & Smelting Co.,
  Ltd........................         31,000        124,316
Mitsui OSK Lines, Ltd........         31,000        395,703
Mitsui Sumitomo Insurance
  Co., Ltd...................         31,000        301,911
Mizuho Financial Group,
  Inc........................            131        626,183
Murata Manufacturing Co.,
  Ltd........................          3,100        179,815
NEC Corp.....................         31,000        142,908
Nidec Corp...................          3,100        229,763
Nikko Cordial Corp...........         14,500        215,719
Nippon Mining Holdings,
  Inc........................         15,500         99,342
Nippon Oil Corp..............         31,000        252,240
Nippon Steel Corp............         95,000        588,462
Nippon Telegraph & Telephone
  Corp.......................             62        310,236
Nippon Yusen KK..............         31,000        246,413
Nissan Motor Co., Ltd........         31,000        341,315
Nitto Denko Corp.............          3,100        164,275
Nomura Holdings, Inc.........         24,800        420,678
NTT Data Corp................             31        137,913
NTT DoCoMo, Inc..............            248        412,908
Obayashi Corp................         31,000        155,950
Omron Corp...................          6,200        147,903
ORIX Corp....................          1,240        211,893
Osaka Gas Co., Ltd...........         62,000        244,748
Resona Holdings, Inc.........             62        111,552
Rohm Co., Ltd................          3,100        270,555
Secom Co., Ltd...............          3,100        169,548
Seven & I Holdings Co.,
  Ltd........................         12,400        361,849
Sharp Corp...................         31,000        557,759
Shin-Etsu Chemical Co.,
  Ltd........................          6,200        389,599
Shinsei Bank, Ltd............         31,000        113,217
Softbank Corp................         13,700        283,283
Sompo Japan Insurance, Inc...         31,000        280,544
Sony Corp....................         15,500        860,225
Sumitomo Chemical Co., Ltd...         31,000        276,659
Sumitomo Corp................         15,500        220,190
Sumitomo Electric Industries,
  Ltd........................         12,400        197,241
Sumitomo Metal Industries,
  Ltd........................         62,000        288,037
Sumitomo Mitsui Financial
  Group, Inc.................             93        696,782
T&D Holdings, Inc............          3,100        160,113
Takeda Pharmaceutical Co.,
  Ltd........................         12,400        729,249
TDK Corp.....................          3,100        230,873
Teijin, Ltd..................         31,000        132,919
Terumo Corp..................          4,700        247,379
The 77 Bank, Ltd.............         34,000        212,738
The Bank of Yokohama, Ltd....         31,000        217,554
The Chiba Bank, Ltd..........         31,000        252,518
The Furukawa Electric Co.,
  Ltd........................         31,000        120,431
The Joyo Bank, Ltd...........         33,000        184,622
The Kansai Electric Power
  Co., Inc...................          9,300        216,860
The Shizuoka Bank, Ltd.......         31,000        340,482
The Sumitomo Trust & Banking
  Co., Ltd...................         31,000        207,564
The Tokyo Electric Power Co.,
  Inc........................         15,500        400,976
Tokyo Electron, Ltd..........          3,100        190,359
Tokyo Gas Co., Ltd...........         31,000        145,128
Tokyu Corp...................         31,000        203,957
Toppan Printing Co., Ltd.....         31,000        304,964
Toray Industries, Inc........         31,000        242,805
Toshiba Corp.................         31,000        232,261
Toyota Motor Corp............         40,300      2,178,866
Toyota Tsusho Corp...........          4,100        111,203
West Japan Railway Co........             47        233,496
Yahoo! Japan Corp............            402        179,922
Yamada Denki Co., Ltd........          1,860        212,614
Yamaha Corp..................          6,200        141,798
Yamaha Motor Co., Ltd........          6,200        150,123
                                               ------------
TOTAL JAPAN..................                    38,523,752
                                               ------------

LUXEMBOURG -- 0.3%
ArcelorMittal................         10,033        780,231
                                               ------------
MEXICO -- 0.9%
America Movil SAB de CV......        283,937        871,507
Cemex SAB de CV (a)..........        126,801        328,670
Fomento Economico Mexicano
  SAB de CV..................         29,530        112,987
Grupo Financiero Banorte SAB
  de CV......................         41,439        171,234
Grupo Modelo SAB de CV.......         37,550        178,868
Grupo Televisa SA de CV......         58,184        277,691
Telefonos de Mexico SA de
  CV.........................        220,832        408,712
                                               ------------
TOTAL MEXICO.................                     2,349,669
                                               ------------

NETHERLANDS -- 4.5%
Aegon NV.....................         16,912        298,940
Akzo Nobel NV................          4,803        384,748
ASML Holding NV (a)..........          7,664        242,704
Euronext NV (a)..............              2            272
European Aeronautic Defence
  and Space Co. NV...........          5,395        172,190
Fortis.......................         21,986        578,925
Fortis VVPR Strip (a)........          5,332             78
Heineken NV..................          4,016        259,642
ING Groep NV.................         25,552        999,335
James Hardie Industries NV
  ADR........................         17,091         96,794

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
Koninklijke (Royal) Philips
  Electronics NV.............         18,099   $    781,148
Koninklijke Ahold NV (a).....         20,577        286,706
Koninklijke DSM NV...........          3,757        177,586
Reed Elsevier NV.............         17,535        349,946
Royal Dutch Shell PLC (Class
  A).........................         52,542      2,207,897
Royal Dutch Shell PLC (Class
  B).........................         38,329      1,594,622
Royal KPN NV.................         30,770        559,642
SBM Offshore NV..............          4,353        137,469
TNT NV.......................          7,594        313,654
Unilever NV..................         24,339        894,959
Unilever PLC.................         18,462        694,584
Wereldhave NV................          1,723        188,228
Wolters Kluwer NV............          6,479        212,944
                                               ------------
TOTAL NETHERLANDS............                    11,433,013
                                               ------------
NORWAY -- 0.8%

DnB NOR ASA..................         13,676        209,050
Norsk Hydro ASA..............         12,200        174,355
Orkla ASA....................         21,800        422,562
Statoil ASA..................         14,716        458,024
Storebrand ASA...............         14,113        147,372
Telenor ASA (a)..............         12,231        292,268
Yara International ASA.......          6,214        287,820
                                               ------------
TOTAL NORWAY.................                     1,991,451
                                               ------------
POLAND -- 0.1%
Telekomunikacja Polska SA
  GDR........................         31,254        296,913
                                               ------------
PORTUGAL -- 0.2%
Banco Comercial Portugues
  SA.........................         63,081        269,304
Portugal Telecom, SGPS SA....         23,680        309,169
                                               ------------
TOTAL PORTUGAL...............                       578,473
                                               ------------
RUSSIA -- 2.0%
Gazprom OAO ADR..............         35,529      2,014,494
LUKOIL ADR...................          8,404        726,946
Mobile Telesystems OJSC ADR..          4,205        428,027
Tatneft GDR..................          3,945        477,345
Unified Energy System ADR....          4,399        578,029
Vimpel-Communications ADR....         23,409        973,814
                                               ------------
TOTAL RUSSIA.................                     5,198,655
                                               ------------
SINGAPORE -- 1.0%

CapitaLand, Ltd..............         55,000        239,571
DBS Group Holdings, Ltd......         31,000        445,795
Fraser and Neave, Ltd........         62,000        254,125
Singapore Exchange, Ltd......         62,000        578,026
Singapore Press Holdings,
  Ltd........................         93,000        290,736
Singapore Telecommunications,
  Ltd........................         93,000        258,432
United Overseas Bank, Ltd....         31,000        428,567
                                               ------------
TOTAL SINGAPORE..............                     2,495,252
                                               ------------

SOUTH AFRICA -- 1.3%
Anglo Platinum, Ltd..........          1,165        172,176
AngloGold Ashanti, Ltd.......          3,641        156,096
Barloworld, Ltd..............          7,687        121,137
FirstRand, Ltd...............         55,583        160,624
Freeworld Coatings, Ltd.
  (a)........................          5,679          8,766
Gold Fields, Ltd.............         14,959        216,691
Harmony Gold Mining Co., Ltd.
  (a)........................         26,970        278,052
Impala Platinum Holdings,
  Ltd........................          9,318        323,468
Imperial Holdings, Ltd.......          6,934        105,902
Kumba Iron Ore, Ltd..........          4,483        186,946
MTN Group, Ltd...............         22,455        420,755
Naspers, Ltd.................          6,497        154,004
Sanlam, Ltd..................         60,756        202,243
Sasol, Ltd...................          9,661        479,209
Standard Bank Group, Ltd.....         21,236        310,973
Telkom SA, Ltd...............          7,154        144,454
                                               ------------
TOTAL SOUTH AFRICA...........                     3,441,496
                                               ------------

SOUTH KOREA -- 2.6%
Hana Financial Group, Inc....          2,460        132,454
Hyundai Development Co. (a)..          1,802        176,148
Hyundai Heavy Industries
  (a)........................            900        425,458
Hyundai Mobis (a)............          1,258        117,192
Kia Motors Corp. (a).........          9,310        100,455
Kookmin Bank (a).............          5,436        400,709
Korea Electric Power Corp.
  ADR........................          8,910        185,774
KT Corp. ADR.................          6,404        165,223
KT Freetel Co., Ltd. (a).....          3,620        117,373
KT&G Corp. (a)...............          2,460        209,457
LG Electronics, Inc. (a).....          2,460        262,807
NHN Corp. (a)................            861        207,972
POSCO ADR....................          4,710        708,431
Samsung Corp. (a)............          4,412        339,367
Samsung Electro-Mechanics
  Co., Ltd...................          3,510        184,303
Samsung Electronics Co., Ltd.
  GDR(b).....................          3,961      1,159,583
Samsung Fire & Marine
  Insurance Co., Ltd.........            900        243,256
Samsung Heavy Industries Co.,
  Ltd. (a)...................          4,770        204,854
Samsung Securities Co.,
  Ltd........................          2,460        238,628
Shinhan Financial Group Co.,
  Ltd. (a)...................          4,110        234,907
Shinsegae Co., Ltd. (a)......            244        189,246
SK Energy Co., Ltd. (a)......            958        185,244
SK Holdings Co., Ltd. (a)....            957        202,432
SK Telecom Co., Ltd. ADR.....          7,375        220,070
                                               ------------
TOTAL SOUTH KOREA............                     6,611,343
                                               ------------

SPAIN -- 3.9%
Abertis Infraestructuras SA..          9,526        306,962
Acciona SA...................          1,228        389,332
Acerinox SA..................          6,373        156,816
ACS Actividades de
  Construccion y Servicios...          5,364        318,795
Altadis SA...................          7,475        543,272
Banco Bilbao Vizcaya
  Argentaria SA..............         47,300      1,159,037
Banco Popular Espanol SA.....         17,912        306,402
Banco Santander Central
  Hispano SA.................         78,453      1,696,446
Ebro Puleva SA...............          9,065        166,199
Gamesa Corp. Tecnologica SA..          6,404        299,428
Gas Natural SDG SA...........          4,834        282,843
Grupo Ferrovial SA...........          1,848        130,014
Iberdrola SA.................         49,734        756,222
Indra Sistemas SA............          8,091        219,791
Industria de Desino Textil SA
  (Inditex)..................          4,174        256,431
Mapfre SA....................         31,244        137,498
Repsol YPF SA................         13,992        498,742
Sacyr Vallehermoso SA........          2,445         95,087
Telefonica SA................         62,423      2,027,921
Union Fenosa SA..............          3,042        205,433
                                               ------------
TOTAL SPAIN..................                     9,952,671
                                               ------------

SWEDEN -- 1.6%
Assa Abloy AB (Class B)......          8,248        165,580
Atlas Copco AB (Class B).....         19,016        259,649
Hennes & Mauritz AB (Class
  B).........................          6,838        416,319
Husqvarna AB (Class B).......         10,282        122,098

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
Nordea Bank AB...............         31,368   $    524,159
Sandvik AB...................         17,029        293,117
Securitas AB (Class B).......         10,321        143,720
Skandinaviska Enskilda Banken
  AB.........................          7,935        203,188
Skanska AB (Class B).........         10,228        193,065
SKF AB (Class B).............          9,949        168,557
Svenska Handelsbanken AB
  (Class A)..................          8,722        279,344
Tele2 AB (Class B)...........         12,748        255,425
Telefonaktiebolaget LM
  Ericsson (Class B).........        224,213        526,605
TeliaSonera AB...............         30,204        282,730
Volvo AB ADR.................         22,746        380,085
                                               ------------
TOTAL SWEDEN.................                     4,213,641
                                               ------------

SWITZERLAND -- 5.3%
ABB, Ltd.....................         31,057        894,828
Adecco SA....................          2,478        134,061
Ciba Specialty Chemicals AG..          1,898         88,014
Cie Financiere Richemont SA
  (Class A)..................          8,029        551,034
Credit Suisse Group..........         16,561        996,161
Geberit AG...................            942        129,383
Givaudan SA..................            217        209,113
Holcim, Ltd..................          3,228        345,852
Kuehne & Nagel International
  AG.........................          3,105        297,569
Logitech International SA
  (a)........................          3,985        146,144
Nestle SA....................          5,551      2,549,592
Nobel Biocare Holding AG.....            527        141,042
Novartis AG..................         31,484      1,726,941
PSP Swiss Property AG (a)....          5,147        260,044
Roche Holding AG.............          9,980      1,724,231
SGS SA.......................            124        147,751
Swatch Group AG..............            977        294,485
Syngenta AG..................          1,754        446,963
UBS AG.......................         27,446      1,270,300
Xstrata PLC..................          9,065        640,590
Zurich Financial Services
  AG.........................          2,166        636,130
                                               ------------
TOTAL SWITZERLAND............                    13,630,228
                                               ------------
TAIWAN -- 1.7%
AU Optronics Corp. ADR.......         56,716      1,088,947
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR........................        193,580      1,928,057
United Microelectronics Corp.
  ADR........................        366,021      1,266,433
                                               ------------
TOTAL TAIWAN.................                     4,283,437
                                               ------------
THAILAND -- 0.5%

Bangkok Bank PCL.............        253,100        901,647
PTT PCL......................         24,000        267,894
                                               ------------
TOTAL THAILAND...............                     1,169,541
                                               ------------

TURKEY -- 0.3%
Akbank TAS...................         25,646        190,335
Turkiye Garanti Bankasi AS...         41,315        370,064
Turkiye Is Bankasi...........         32,810        205,718
                                               ------------
TOTAL TURKEY.................                       766,117
                                               ------------

UNITED KINGDOM -- 15.1%
3i Group PLC.................          7,655        152,838
Anglo American PLC...........         19,502      1,195,677
AstraZeneca PLC..............         21,708        935,107
Aviva PLC....................         26,732        358,122
BAE Systems PLC..............         48,525        481,037
Barclays PLC.................         90,066        903,598
Barratt Developments PLC.....            202          1,832
BG Group PLC.................         49,528      1,133,790
BHP Billiton PLC.............         35,944      1,106,165
BP PLC.......................        277,819      3,401,114
British Airways PLC (a)......            386          2,380
British American Tobacco
  PLC........................         22,119        865,191
British Land Co. PLC.........          8,629        162,322
British Sky Broadcasting
  Group PLC..................         20,390        251,242
BT Group PLC.................        119,008        646,138
Burberry Group PLC...........         12,014        136,196
Cable & Wireless PLC.........         41,904        155,150
Cadbury Schweppes PLC........         33,502        414,139
Capita Group PLC.............         13,266        184,323
Carnival PLC.................          3,515        155,262
Centrica PLC.................         55,583        396,934
Cobham PLC...................         44,043        183,234
Compass Group PLC............         38,140        234,218
Diageo PLC...................         38,879        835,840
Enerplus Resources Fund......          4,710        190,271
Enterprise Inns PLC..........         13,361        129,524
Experian Group, Ltd..........         16,967        134,085
FirstGroup PLC...............         12,707        206,151
G4S PLC......................         33,063        161,083
GKN PLC......................         21,987        123,424
GlaxoSmithKline PLC..........         81,994      2,087,549
Hammerson PLC................          6,404        130,665
Hays PLC.....................         41,408         95,203
HBOS PLC.....................         55,031        805,154
Home Retail Group PLC........         16,685        108,939
HSBC Holdings PLC............        153,928      2,579,965
ICAP PLC.....................         14,149        204,619
IMI PLC......................         18,381        144,070
Imperial Chemical Industries
  PLC (c)....................         20,422        272,369
Imperial Tobacco Group PLC...         10,507        567,221
Inchcape PLC.................         12,946         97,541
Intercontinental Hotels Group
  PLC........................          6,315        111,124
International Power PLC......         25,881        233,637
Intertek Group PLC...........          8,091        159,449
Invesco Ltd..................            661         20,742
Investec PLC.................          9,003         80,691
ITV PLC......................         77,102        131,071
J Sainsbury PLC..............         27,231        230,511
Kingfisher PLC...............         18,688         54,164
Land Securities Group PLC....          7,154        214,466
Lloyds TSB Group PLC.........         79,706        748,888
LogicaCMG PLC................            977          2,290
Man Group PLC................         24,898        282,008
Marks & Spencer Group PLC....         26,505        295,461
National Grid PLC............         39,617        657,706
Next PLC.....................          5,302        171,400
Old Mutual PLC...............         81,492        271,877
Pearson PLC..................         14,242        207,523
Persimmon PLC................          5,795         92,284
Prudential PLC...............         34,801        493,237
Punch Taverns PLC............          5,644         85,891
Reckitt Benckiser PLC........          9,324        540,849
Reed Elsevier PLC............         23,967        324,181
Rentokil Initial PLC.........         54,922        132,177
Resolution PLC...............         12,738        180,537
Reuters Group PLC............         21,987        278,798
Rio Tinto PLC................         15,091      1,597,235
Rolls-Royce Group PLC (a)....         29,224        317,626
Royal & Sun Alliance
  Insurance Group PLC........         51,492        151,905
Royal Bank of Scotland Group
  PLC........................        122,375      1,081,583
SABMiller PLC................         13,454        379,227
Scottish & Newcastle PLC.....         17,439        257,405

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
Scottish & Southern Energy
  PLC........................         13,516   $    440,703
Severn Trent PLC.............          6,714        203,948
Smith & Nephew PLC...........         19,759        228,127
Smiths Group PLC.............          8,008        161,480
Standard Life PLC............         36,870        185,502
Tate & Lyle PLC..............         11,483        101,718
Taylor Wimpey PLC............         22,496         91,016
Tesco PLC....................        114,331      1,086,160
The Sage Group PLC...........         30,142        138,001
Tomkins PLC..................         29,221        102,811
United Utilities PLC.........         17,975        270,505
Vodafone Group...............        765,824      2,862,916
Whitbread PLC................          5,178        144,303
William Hill PLC.............         12,614        131,699
Wolseley PLC.................         10,632        157,037
WPP Group PLC................         19,883        256,077
Yell Group PLC...............         16,747        133,680
                                               ------------
TOTAL UNITED KINGDOM.........                    38,811,308
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $250,130,920)........                   256,594,586
                                               ------------
PREFERRED STOCKS -- 0.1%
GERMANY -- 0.1%

Porsche Automobil Holding SE
  (Cost $297,290)............            155        314,067
                                               ------------
SHORT TERM INVESTMENTS -- 1.5%
UNITED STATES -- 1.5%
MONEY MARKET FUND -- 1.5%
STIC Prime Portfolio
  (Cost $3,845,103)..........      3,845,103      3,845,103
                                               ------------
TOTAL INVESTMENTS -- 101.6%
  (Cost $254,273,313)........                   260,753,756
OTHER ASSETS AND
  LIABILITIES -- (1.6)%......                    (4,204,204)
                                               ------------
NET ASSETS -- 100.0%.........                  $256,549,552
                                               ============




   (a) Non-income producing security

   (b) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities which represent 0.8% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   (c) Security is valued in good faith at fair value by the Pricing and Investment Committee under the Board of Trustees.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2007*


                                        PERCENT OF
INDUSTRY                                NET ASSETS
--------                                ----------
Commercial Banks......................      14.1%
Oil, Gas & Consumable Fuels...........      11.3
Metals & Mining.......................       6.4
Pharmaceuticals.......................       4.4
Insurance.............................       4.4
Diversified Telecommunication
  Services............................       3.8
Wireless Telecommunication Services...       3.4
Automobiles...........................       3.2
Real Estate Management & Development..       3.1
Chemicals.............................       3.0
Electric Utilities....................       2.4
Capital Markets.......................       2.4
Food Products.........................       2.2
Semiconductors & Semiconductor
  Equipment...........................       2.1
Industrial Conglomerates..............       2.0
Food & Staples Retailing..............       1.9
Media.................................       1.8
Machinery.............................       1.7
Diversified Financial Services........       1.6
Multi-Utilities.......................       1.4
Beverages.............................       1.4
Electronic Equipment & Instruments....       1.4
Communications Equipment..............       1.4
Electrical Equipment..................       1.2
Household Durables....................       1.1
Trading Companies & Distributors......       1.0
Road & Rail...........................       1.0
Tobacco...............................       1.0
Construction & Engineering............       1.0
Textiles, Apparel & Luxury Goods......       0.8
Commercial Services & Supplies........       0.8
Hotels, Restaurants & Leisure.........       0.7
Building Products.....................       0.7
IT Services...........................       0.7
Transportation Infrastructure.........       0.7
Auto Components.......................       0.7
Marine................................       0.7
Construction Materials................       0.6
Aerospace & Defense...................       0.5
Specialty Retail......................       0.5
Office Electronics....................       0.4
Gas Utilities.........................       0.4
Multiline Retail......................       0.4
Air Freight & Logistics...............       0.4
Independent Power Producers & Energy
  Traders.............................       0.4
Software..............................       0.4
Health Care Equipment & Supplies......       0.4
Energy Equipment & Services...........       0.3
Computers & Peripherals...............       0.3
Distributors..........................       0.2
Personal Products.....................       0.2
Household Products....................       0.2
Airlines..............................       0.2
Consumer Finance......................       0.2
Internet Software & Services..........       0.2
Health Care Providers & Services......       0.1
Paper & Forest Products...............       0.1
Biotechnology.........................       0.1
Telecommunications....................       0.1
Real Estate Investment Trust..........       0.1
Water Utilities.......................       0.1
Containers & Packaging................       0.1
Life Sciences, Tools & Services.......       0.1
Leisure Equipment & Products..........       0.1
Internet & Catalog Retail.............       0.1
Short Term Investments................       1.5
Other Assets & Liabilities............      (1.6)
                                           -----
TOTAL.................................     100.0%
                                           =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.2%
JAPAN -- 99.2%
AIR FREIGHT & LOGISTICS -- 0.2%
Yamato Holdings Co., Ltd. ....          7,180   $   103,540
                                                -----------
AIRLINES -- 0.4%
All Nippon Airways Co.,
  Ltd. .......................         30,000       110,907
Japan Airlines Corp.  (a).....         48,000       109,565
                                                -----------
                                                    220,472
                                                -----------
AUTO COMPONENTS -- 2.5%
Aisin Seiki Co., Ltd. ........          4,068       169,690
Bosch Corp. ..................          7,727        37,627
Bridgestone Corp. ............         12,603       224,274
Denso Corp. ..................          7,747       317,605
FCC Co., Ltd. ................          2,284        40,747
Futaba Industrial Co., Ltd. ..          2,308        64,665
Keihin Corp. .................          1,756        31,343
NGK Spark Plug Co., Ltd. .....          2,160        37,819
NHK Spring Co., Ltd. .........          5,340        49,186
Nissin Kogyo Co., Ltd. .......          1,916        44,935
NOK Corp. ....................          3,716        79,000
Showa Corp. ..................          3,112        28,859
Stanley Electric Co., Ltd. ...          3,244        81,017
Sumitomo Rubber Industries,
  Inc. .......................          5,708        50,992
Tokai Rika Co., Ltd. .........          1,220        38,222
Toyo Tire & Rubber Co.,
  Ltd. .......................          9,851        36,771
Toyoda Gosei Co., Ltd. .......          1,268        45,061
Toyota Industries Corp. ......          3,672       150,213
                                                -----------
                                                  1,528,026
                                                -----------
AUTOMOBILES -- 7.3%
Daihatsu Motor Co., Ltd. .....          7,464        70,220
Fuji Heavy Industries, Ltd. ..         16,347        76,383
Honda Motor Co., Ltd. ........         28,174       945,733
Isuzu Motors, Ltd. ...........         28,651       130,284
Mazda Motor Corp. ............         18,123        90,522
Mitsubishi Motors Corp.  (a)..         81,173       137,329
Nissan Motor Co., Ltd. .......         42,262       465,311
Suzuki Motor Corp. ...........          6,892       207,904
Toyota Motor Corp. ...........         40,677     2,199,249
Yamaha Motor Co., Ltd. .......          4,316       104,505
                                                -----------
                                                  4,427,440
                                                -----------
BEVERAGES -- 0.7%
Asahi Breweries, Ltd. ........          6,484       109,813
Ito En, Ltd. .................          3,156        60,032
Kirin Brewery Co., Ltd. ......         14,207       208,689
Takara Holdings, Inc. ........          9,479        57,104
                                                -----------
                                                    435,638
                                                -----------
BUILDING PRODUCTS -- 1.1%
Aica Kogyo Co., Ltd. .........          4,884        46,167
Asahi Glass Co., Ltd. ........         17,299       232,119
Daikin Industries, Ltd. ......          4,932       276,367
JS Group Corp. ...............          6,072        97,237
                                                -----------
                                                    651,890
                                                -----------
CAPITAL MARKETS -- 2.0%
Daiwa Securities Group,
  Inc. .......................         27,482       249,937
JAFCO Co., Ltd. ..............          1,112        36,630
Nomura Holdings, Inc. ........         38,176       647,572
Okasan Holdings, Inc. ........         11,107        63,133
SBI E*trade Securities Co.,
  Ltd. .......................             48        44,685
SBI Holdings, Inc. ...........            242        66,178
Shinko Securities Co., Ltd. ..         17,587        72,732
Tokai Tokyo Securities Co.,
  Ltd. .......................         14,967        66,586
                                                -----------
                                                  1,247,453
                                                -----------
CHEMICALS -- 4.8%
Asahi Kasei Corp. ............         22,859       152,236
Daicel Chemical Industries,
  Ltd. .......................          9,055        54,307
Dainippon Ink and Chemicals,
  Inc. .......................         19,391        97,202
Hitachi Chemical Co., Ltd. ...          3,176        73,206
JSR Corp. ....................          4,360       112,595
Kaneka Corp. .................         10,224        84,746
Kansai Paint Co., Ltd. .......         10,092        73,083
Kuraray Co., Ltd. ............          9,971       121,296
Mitsubishi Chemical Holdings
  Corp. ......................         20,123       154,550
Mitsubishi Gas Chemical Co.,
  Inc. .......................          7,268        71,564
Mitsubishi Rayon Co., Ltd. ...         14,291        69,463
Mitsui Chemicals, Inc. .......         12,843        84,382
Nifco, Inc. ..................          3,028        70,879
Nissan Chemical Industries,
  Ltd. .......................          4,416        57,752
Nitto Denko Corp. ............          2,984       158,128
Sekisui Chemical Co., Ltd. ...         11,079        74,677
Shin-Etsu Chemical Co.,
  Ltd. .......................          7,420       466,261
Showa Denko K.K...............         18,723        67,038
Sumitomo Chemical Co., Ltd. ..         27,674       246,977
Taiyo Nippon Sanso Corp. .....          7,180        67,420
Teijin, Ltd. .................         19,367        83,040
Tokai Carbon Co., Ltd. .......          7,828        70,422
Toray Industries, Inc. .......         24,758       193,915
Tosoh Corp. ..................         14,599        62,857
Ube Industries, Ltd. .........         25,543        87,114
Zeon Corp. ...................          6,132        36,996
                                                -----------
                                                  2,892,106
                                                -----------
COMMERCIAL BANKS -- 9.8%
Fukuoka Financial Group,
  Inc. .......................         19,000       111,230
Hokuhoku Financial Group,
  Inc. .......................         27,658        80,462
Mitsubishi UFJ Financial
  Group, Inc. ................        173,855     1,629,380
Mitsui Trust Holdings, Inc. ..         17,981       137,938
Mizuho Financial Group,
  Inc. .......................            196       936,884
Resona Holdings, Inc. ........             96       172,725
Shinsei Bank, Ltd. ...........         26,726        97,607
Sumitomo Mitsui Financial
  Group, Inc. ................            135     1,011,458
Suruga Bank, Ltd. ............          7,496        81,727
The 77 Bank, Ltd. ............         10,803        67,594
The Awa Bank, Ltd. ...........         14,731        83,469
The Bank of Kyoto, Ltd. ......          8,916       105,828
The Bank of Yokohama, Ltd. ...         23,947       168,057
The Chiba Bank, Ltd. .........         17,063       138,991
The Chugoku Bank, Ltd. .......          4,504        62,935
The Hachijuni Bank, Ltd. .....         13,719        92,594
The Hiroshima Bank, Ltd. .....         13,811        74,918
The Hyakugo Bank, Ltd. .......         13,147        72,964
The Iyo Bank, Ltd. ...........         10,180        99,599
The Joyo Bank, Ltd. ..........         16,155        90,381
The Juroku Bank, Ltd. ........         12,883        70,922
The Musashino Bank, Ltd. .....          1,420        67,495
The Nanto Bank, Ltd. .........         15,391        78,942
The Nishi-Nippon City Bank,
  Ltd. .......................         20,799        52,130
The Shizuoka Bank, Ltd. ......         10,363       113,820
The Sumitomo Trust & Banking
  Co., Ltd. ..................         30,634       205,113
Yamaguchi Financial Group,
  Inc. .......................          6,076        70,759
                                                -----------
                                                  5,975,922
                                                -----------

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
Dai Nippon Printing Co.,
  Ltd. .......................         11,739   $   172,646
Meitec Corp. .................          2,912        87,843
Nissha Printing Co., Ltd. ....            936        36,949
Park24 Co., Ltd. .............          3,400        26,509
Secom Co., Ltd. ..............          4,668       255,306
The Goodwill Group, Inc.
  (a).........................             72         9,307
Toppan Printing Co., Ltd. ....         11,299       111,154
                                                -----------
                                                    699,714
                                                -----------
COMMUNICATIONS EQUIPMENT -- 0.0% (B)
Epson Toyocom Corp. ..........          5,188        22,152
                                                -----------
COMPUTERS & PERIPHERALS -- 1.6%
Fujitsu, Ltd. ................         39,498       266,231
NEC Corp. ....................         41,918       193,240
Seiko Epson Corp. ............          3,576        77,624
Toshiba Corp. ................         57,633       431,803
                                                -----------
                                                    968,898
                                                -----------
CONSTRUCTION & ENGINEERING -- 0.9%
Chiyoda Corp. ................          3,688        42,025
COMSYS Holdings Corp. ........          6,000        49,304
JGC Corp. ....................          4,460        77,011
Kajima Corp. .................         22,595        73,823
Kyowa Exeo Corp. .............          4,548        34,482
Maeda Corp. ..................         12,855        44,072
Obayashi Corp. ...............         15,679        78,876
Shimizu Corp. ................         13,559        59,229
Taisei Corp. .................         26,995        72,976
                                                -----------
                                                    531,798
                                                -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. ........         23,607        56,421
                                                -----------
CONSUMER FINANCE -- 1.3%
Acom Co., Ltd. ...............          1,942        39,721
Aeon Credit Service Co.,
  Ltd. .......................          2,840        42,200
Aiful Corp. ..................          2,181        38,968
Credit Saison Co., Ltd. ......          3,864       105,839
Mitsubishi UFJ NICOS Co., Ltd.
   (a)........................         11,282        25,146
NIS Group Co., Ltd.  (a)......          6,800        14,122
Orient Corp.  (a).............          9,501        16,329
ORIX Corp. ...................          1,996       341,079
Promise Co., Ltd. ............          2,414        60,072
SFCG Co., Ltd. ...............            278        38,820
Takefuji Corp. ...............          2,894        70,333
                                                -----------
                                                    792,629
                                                -----------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. .....          3,848        68,270
                                                -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. ..          2,992        55,707
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Benesse Corp. ................          1,828        78,052
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Mizuho Trust & Banking Co.,
  Ltd. .......................         33,370        62,131
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
Nippon Telegraph & Telephone
  Corp. ......................            192       960,730
                                                -----------
ELECTRIC UTILITIES -- 4.0%
Chubu Electric Power Co.,
  Inc. .......................         12,363       322,590
Funai Electric Co., Ltd. .....            895        38,936
Hokkaido Electric Power Co.,
  Inc. .......................          4,228        91,588
Hokuriku Electric Power Co. ..          4,712        98,277
Kyushu Electric Power Co.,
  Inc. .......................          7,376       181,569
Sanyo Electric Co., Ltd.
  (a).........................         36,422        50,208
Sharp Corp. ..................         17,519       315,206
Shikoku Electric Power Co.,
  Inc. .......................          4,872       130,615
The Chugoku Electric Power
  Co., Inc. ..................          5,648       109,962
The Kansai Electric Power Co.,
  Inc. .......................         13,511       315,053
The Okinawa Electric Power
  Co., Inc. ..................          1,136        52,877
The Tokyo Electric Power Co.,
  Inc. .......................         21,967       568,273
Tohoku Electric Power Co.,
  Inc. .......................          7,143       161,127
                                                -----------
                                                  2,436,281
                                                -----------
ELECTRICAL EQUIPMENT -- 1.5%
Fuji Electric Holdings Co.,
  Ltd. .......................         15,099        52,846
Fujikura, Ltd. ...............         11,107        56,472
Matsushita Electric Works,
  Ltd. .......................          9,151       101,327
Mitsubishi Electric Corp. ....         36,974       386,570
Sumitomo Electric Industries,
  Ltd. .......................         13,387       212,941
Ushio, Inc. ..................          3,936        86,672
                                                -----------
                                                    896,828
                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.2%
Alps Electric Co., Ltd. ......          5,868        76,111
Casio Computer Co., Ltd. .....          5,948        69,162
Dainippon Screen Manufacturing
  Co., Ltd. ..................          8,364        46,793
Hamamatsu Photonics K.K. .....          2,268        75,116
Hirose Electric Co., Ltd. ....            908       105,012
Hitachi, Ltd. ................         54,933       409,606
Horiba, Ltd. .................          2,004        73,548
Hoya Corp. ...................          8,532       271,888
Ibiden Co., Ltd. .............          2,896       200,904
Keyence Corp. ................             40         9,872
Konica Minolta Holdings,
  Inc. .......................         10,575       187,333
Kyocera Corp. ................          3,292       292,026
Murata Manufacturing Co.,
  Ltd. .......................          4,228       245,244
Nidec Corp. ..................          2,064       152,978
Nippon Electric Glass Co.,
  Ltd. .......................          7,548       123,373
Oki Electric Industry Co.,
  Ltd.  (a)...................         25,166        39,422
Olympus Corp. ................          3,492       144,412
Omron Corp. ..................          5,180       123,571
Shimadzu Corp. ...............         10,312        92,768
Taiyo Yuden Co., Ltd. ........          2,776        44,803
TDK Corp. ....................          2,796       208,233
The Furukawa Electric Co.,
  Ltd. .......................         12,899        50,111
Yaskawa Electric Corp. .......          5,604        76,449
Yokogawa Electric Corp. ......          5,664        62,260
                                                -----------
                                                  3,180,995
                                                -----------
FOOD & STAPLES RETAILING -- 1.5%
Aeon Co., Ltd. ...............         13,803       202,384
Cawachi, Ltd. ................          2,048        52,797
FamilyMart Co., Ltd. .........          2,752        85,973
Izumiya Co., Ltd. ............          9,740        55,102
Seven & I Holdings Co.,
  Ltd. .......................         15,539       453,450
UNY Co., Ltd. ................          6,000        51,506
                                                -----------
                                                    901,212
                                                -----------
FOOD PRODUCTS -- 0.9%
Ajinomoto Co., Inc. ..........         12,003       136,560
Hokuto Corp. .................          2,000        32,493
Kikkoman Corp. ...............          6,256        86,071
Meiji Dairies Corp. ..........         10,175        51,916
Nissin Food Products Co.,
  Ltd. .......................          2,440        78,847
Sakata Seed Corp. ............          6,484        85,146
Yakult Honsha Co., Ltd. ......          2,264        52,387
                                                -----------
                                                    523,420
                                                -----------

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
GAS UTILITIES -- 0.6%
Saibu Gas Co., Ltd. ..........         76,273   $   174,100
Tokyo Gas Co., Ltd. ..........         43,873       205,394
                                                -----------
                                                    379,494
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Miraca Holdings, Inc. ........          2,136        51,433
Terumo Corp. .................          2,556       134,532
                                                -----------
                                                    185,965
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Alfresa Holdings Corp. .......             84         5,068
Mediceo Paltac Holdings Co.,
  Ltd. .......................          3,992        59,139
Suzuken Co., Ltd. ............          1,932        69,003
                                                -----------
                                                    133,210
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. ......          1,504        90,739
Round One Corp. ..............             24        47,908
                                                -----------
                                                    138,647
                                                -----------
HOUSEHOLD DURABLES -- 4.1%
Daikyo, Inc. .................          9,256        27,010
Daiwa House Industry Co.,
  Ltd. .......................          9,363       120,940
Haseko Corp.  (a).............         24,639        42,567
Matsushita Electric Industrial
  Co., Ltd. ..................         39,981       828,501
Pioneer Corp. ................          5,560        50,267
Sangetsu Co., Ltd. ...........          4,376        94,598
Sekisui House, Ltd. ..........          6,679        72,222
Sony Corp. ...................         21,111     1,171,626
TOTO, Ltd. ...................         10,444        82,924
                                                -----------
                                                  2,490,655
                                                -----------
HOUSEHOLD PRODUCTS -- 0.5%
Kao Corp. ....................          7,339       220,732
Uni-Charm Corp. ..............          1,244        78,728
                                                -----------
                                                    299,460
                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development
  Co., Ltd. ..................          3,040       113,474
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Hankyu Hanshin Holdings,
  Inc. .......................         26,486       114,512
Keihan Electric Railway Co.,
  Ltd. .......................         14,747        57,555
                                                -----------
                                                    172,067
                                                -----------
INSURANCE -- 2.0%
Aioi Insurance Co., Ltd. .....         11,579        54,726
Millea Holdings, Inc. ........         13,447       453,790
Mitsui Sumitomo Insurance Co.,
  Ltd. .......................         25,122       244,665
Nipponkoa Insurance Co.,
  Ltd. .......................         16,479       150,017
Sompo Japan Insurance, Inc. ..         16,111       145,802
T&D Holdings, Inc. ...........          3,010       155,464
                                                -----------
                                                  1,204,464
                                                -----------
INTERNET & CATALOG RETAIL -- 0.1%
Rakuten, Inc. ................            152        74,833
                                                -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
Yahoo! Japan Corp. ...........            366       163,810
                                                -----------
IT SERVICES -- 0.7%
CSK Holdings Corp. ...........          2,356        76,343
Itochu Techno-Solutions
  Corp. ......................          1,508        50,755
NET One Systems Co., Ltd. ....             48        54,138
Nomura Research Institute,
  Ltd. .......................          1,296        42,691
NTT Data Corp. ...............             24       106,772
Otsuka Corp. .................            512        43,952
TIS, Inc. ....................          1,932        33,585
                                                -----------
                                                    408,236
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
FUJIFILM Holdings Corp. ......          9,427       399,138
Namco Bandai Holdings, Inc. ..          6,032        94,328
Nikon Corp. ..................          6,440       223,093
Sankyo Co., Ltd. .............          1,640        76,190
Sega Sammy Holdings, Inc. ....          5,231        65,227
Shimano, Inc. ................          1,692        61,340
Yamaha Corp. .................          4,192        95,874
                                                -----------
                                                  1,015,190
                                                -----------
MACHINERY -- 4.8%
Amada Co., Ltd. ..............          8,527        74,954
Amano Corp. ..................          4,536        54,205
Fanuc, Ltd. ..................          3,980       387,615
Glory, Ltd. ..................          3,044        70,981
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .......         24,311        50,705
JTEKT Corp. ..................          4,508        81,109
Kawasaki Heavy Industries,
  Ltd. .......................         12,978        38,453
Komatsu, Ltd. ................         18,539       504,485
Komori Corp. .................          2,688        59,912
Kubota Corp. .................         12,663        85,807
Kurita Water Industries,
  Ltd. .......................          3,176        96,376
Makita Corp. .................          3,176       134,756
Minebea Co., Ltd. ............         11,255        72,236
Mitsubishi Heavy Industries,
  Ltd. .......................         53,676       231,107
Mitsui Engineering &
  Shipbuilding Co., Ltd. .....         21,567        84,171
Mori Seiki Co., Ltd. .........          2,868        55,453
NGK Insulators., Ltd. ........          5,320       144,292
NSK, Ltd. ....................         10,463       109,205
NTN Corp. ....................          9,495        82,528
OKUMA Corp. ..................          5,648        60,871
OSG Corp. ....................          3,512        38,353
SMC Corp. ....................            420        50,077
Sumitomo Heavy Industries,
  Ltd. .......................         11,795       108,749
Tadano, Ltd. .................          4,780        48,821
The Japan Steel Works, Ltd. ..          6,708        98,895
THK Co., Ltd. ................          3,600        72,989
Toshiba Machine Co., Ltd. ....          4,944        40,892
                                                -----------
                                                  2,937,997
                                                -----------
MARINE -- 0.9%
Kawasaki Kisen Kaisha, Ltd. ..         12,759       125,403
Mitsui OSK Lines, Ltd. .......         16,491       210,501
Nippon Yusen KK...............         22,995       182,783
                                                -----------
                                                    518,687
                                                -----------
MEDIA -- 0.8%
Dentsu, Inc. .................             48       127,181
Fuji Television Network,
  Inc. .......................             48        79,488
Jupiter Telecommunications Co.
   (a)........................             72        61,356
Nippon Television Network
  Corp. ......................            720        96,610
Toho Co, Ltd. ................          3,952        89,324
Tokyo Broadcasting System,
  Inc. .......................          1,800        38,670
                                                -----------
                                                    492,629
                                                -----------
METALS & MINING -- 4.0%
Daido Steel Co., Ltd. ........          8,199        61,576
Dowa Holdings Co., Ltd. ......          6,767        47,490
JFE Holdings, Inc. ...........         10,947       554,626
Kobe Steel, Ltd. .............         58,645       191,082

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Mitsubishi Materials Corp. ...         26,027   $   111,363
Mitsui Mining & Smelting Co.,
  Ltd. .......................         15,839        63,518
Nippon Steel Corp. ...........         92,755       574,555
Nisshin Steel Co., Ltd. ......         22,951        80,739
Pacific Metals Co., Ltd. .....          4,988        47,998
Sumitomo Metal Industries,
  Ltd. .......................         77,340       359,302
Sumitomo Metal Mining Co.,
  Ltd. .......................         11,575       197,899
Sumitomo Titanium Corp. ......            336        25,084
Toho Titanium Co., Ltd. ......            656        19,730
Tokyo Steel Manufacturing Co.,
  Ltd. .......................          3,644        40,643
Yodogawa Steel Works, Ltd. ...          9,963        50,923
                                                -----------
                                                  2,426,528
                                                -----------
MULTILINE RETAIL -- 0.5%
Isetan Co., Ltd. .............          3,484        47,372
Mitsukoshi, Ltd. .............         15,403        70,042
Ryohin Keikaku Co., Ltd. .....            936        56,555
Takashimaya Co., Ltd. ........          8,332       100,687
The Daiei, Inc.  (a)..........          2,852        15,317
                                                -----------
                                                    289,973
                                                -----------
OFFICE ELECTRONICS -- 2.4%
Brother Industries, Ltd. .....          6,532        84,373
Canon, Inc. ..................         24,358     1,133,792
Ricoh Co., Ltd. ..............         14,555       269,042
                                                -----------
                                                  1,487,207
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 1.7%
Cosmo Oil Co., Ltd. ..........         18,927        71,157
Inpex Holdings, Inc. .........             35       379,090
Nippon Mining Holdings,
  Inc. .......................         21,251       136,201
Nippon Oil Corp. .............         28,430       231,328
Osaka Gas Co., Ltd. ..........         43,150       170,337
TonenGeneral Sekiyu K.K. .....          6,547        64,641
                                                -----------
                                                  1,052,754
                                                -----------
PAPER & FOREST PRODUCTS -- 0.3%
Nippon Paper Group, Inc. .....             24        72,184
OJI Paper Co., Ltd. ..........         18,839        92,580
Sumitomo Forestry Co., Ltd. ..          4,768        34,784
                                                -----------
                                                    199,548
                                                -----------
PERSONAL PRODUCTS -- 0.4%
Mandom Corp. .................          3,316        88,603
Shiseido Co., Ltd. ...........          7,232       171,227
                                                -----------
                                                    259,830
                                                -----------
PHARMACEUTICALS -- 4.0%
Astellas Pharma, Inc. ........          8,471       369,277
Chugai Pharmaceutical Co.,
  Ltd. .......................          6,116        87,594
Daiichi Sankyo Co., Ltd. .....         13,051       401,875
Dainippon Sumitomo Pharma Co.,
  Ltd. .......................          2,960        21,674
Eisai Co., Ltd. ..............          4,240       166,996
Hisamitsu Pharmaceutical Co.,
  Inc. .......................          2,004        60,991
Kyowa Hakko Kogyo Co., Ltd. ..          6,833        73,031
Ono Pharmaceutical Co.,
  Ltd. .......................          1,532        71,584
Santen Pharmaceutical Co.,
  Ltd. .......................          2,956        73,162
Shionogi & Co., Ltd. .........          6,496       114,842
Taisho Pharmaceutical Co.,
  Ltd. .......................          3,592        69,130
Takeda Pharmaceutical Co.,
  Ltd. .......................         15,955       938,319
                                                -----------
                                                  2,448,475
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.6%
Daito Trust Construction Co.,
  Ltd. .......................          2,064       114,364
Heiwa Real Estate Co., Ltd. ..          7,856        49,928
K.K. DaVinci Advisors  (a)....             34        30,130
Leopalace21 Corp. ............          3,044        82,016
Mitsubishi Estate Co., Ltd. ..         22,111       533,403
Mitsui Fudosan Co., Ltd. .....         14,923       324,602
Sumitomo Realty & Development
  Co., Ltd. ..................          8,843       218,869
Tokyo Tatemono Co., Ltd. .....          7,540        71,408
Tokyu Land Corp. .............         10,664        91,830
Urban Corp. ..................          4,758        63,673
                                                -----------
                                                  1,580,223
                                                -----------
ROAD & RAIL -- 3.3%
Central Japan Railway Co. ....             26       221,796
East Japan Railway Co. .......             72       594,226
Keihin Electric Express
  Railway Co., Ltd. ..........         12,355        75,978
Keisei Electric Railway Co.,
  Ltd. .......................         13,147        70,375
Kintetsu Corp. ...............         41,038       127,469
Nagoya Railroad Co., Ltd. ....         34,362        99,043
Nankai Electric Railway Co.,
  Ltd. .......................         22,111        60,367
Nippon Express Co., Ltd. .....         20,555       105,797
Odakyu Electric Railway Co.,
  Ltd. .......................         14,483        92,176
Sagami Railway Co., Ltd. .....         25,254        88,162
Tobu Railway Co., Ltd. .......         22,007       102,830
Tokyu Corp. ..................         21,391       140,737
West Japan Railway Co. .......             48       238,464
                                                -----------
                                                  2,017,420
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.2%
Advantest Corp. ..............          3,216        91,544
Disco Corp. ..................          1,084        60,840
Elpida Memory, Inc.  (a)......          2,576        89,468
Rohm Co., Ltd. ...............          1,576       137,546
Sanken Electric Co., Ltd. ....          7,404        39,832
Shinko Electric Industries....          2,092        42,789
Sumco Corp. ..................          2,746        79,149
Tokyo Electron., Ltd. ........          3,440       211,238
                                                -----------
                                                    752,406
                                                -----------
SOFTWARE -- 2.5%
Konami Corp. .................          2,692        88,195
Nintendo Co., Ltd. ...........          2,148     1,286,320
NSD Co., Ltd. ................          2,632        34,892
Square Enix Co., Ltd. ........          2,196        67,228
Trend Micro, Inc. ............          1,868        66,884
                                                -----------
                                                  1,543,519
                                                -----------
SPECIALTY RETAIL -- 1.7%
Aoyama Trading Co., Ltd. .....          2,884        75,124
Autobacs Seven Co., Ltd. .....          2,380        48,254
Citizen Watch Co., Ltd. ......         10,203        99,459
Culture Convenience Club Co.,
  Ltd. .......................          4,932        26,401
Fast Retailing Co., Ltd. .....          1,376        98,290
Hikari Tsushin, Inc. .........             84         2,872
J Front Retailing Co., Ltd.
  (a).........................          6,778        59,883
Marui Co., Ltd. ..............          7,916        78,157
Nitori Co., Ltd. .............          1,610        77,247
Sanrio Co., Ltd. .............          2,048        19,616
Shimachu Co., Ltd. ...........          2,284        64,810
Shimamura Co., Ltd. ..........            732        62,444
USS Co., Ltd. ................          1,320        82,120
Yamada Denki Co., Ltd. .......          1,920       219,473
                                                -----------
                                                  1,014,150
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Asics Corp. ..................          4,064        58,569
Gunze, Ltd. ..................         12,223        53,940

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Nisshinbo Industries, Inc. ...          5,584   $    68,329
Onward Kashiyama Co., Ltd. ...          3,580        36,725
The Japan Wool Textile Co.,
  Ltd. .......................          7,031        52,804
Toyobo Co., Ltd. .............         29,302        59,540
                                                -----------
                                                    329,907
                                                -----------
TOBACCO -- 1.0%
Japan Tobacco, Inc. ..........             98       585,991
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 4.1%
Hanwa Co., Ltd. ..............         14,207        59,262
Inaba Denki Sangyo Co.,
  Ltd. .......................          2,956       106,899
Itochu Corp. .................         26,266       256,747
Iwatani International Corp. ..         21,451        61,445
Marubeni Corp. ...............         30,402       215,806
Mitsubishi Corp. .............         25,207       690,448
Mitsui & Co., Ltd. ...........         31,202       660,544
Sojitz Corp. .................         17,328        62,819
Sumitomo Corp. ...............         20,475       290,864
Toyota Tsusho Corp. ..........          2,739        74,289
                                                -----------
                                                  2,479,123
                                                -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Kamigumi Co., Ltd. ...........          8,395        60,793
Mitsubishi Logistics Corp. ...          2,216        24,875
                                                -----------
                                                     85,668
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
KDDI Corp. ...................             72       536,222
NTT DoCoMo, Inc. .............            342       569,413
Softbank Corp. ...............         13,315       275,322
                                                -----------
                                                  1,380,957
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $60,071,652)..........                   60,380,222
                                                -----------
PREFERRED STOCKS -- 0.1%
JAPAN -- 0.1%
BEVERAGE -- 0.1%
Ito En, Ltd.
  (Cost $63,998)..............          2,800        40,027
                                                -----------
SHORT TERM INVESTMENTS -- 3.8%
UNITED STATES -- 3.8%
MONEY MARKET FUND -- 3.8%
STIC Prime Portfolio
  (Cost $2,306,136)...........      2,306,136     2,306,136
                                                -----------
TOTAL INVESTMENTS -- 103.1%
  (Cost $62,441,786)..........                   62,726,385
OTHER ASSETS AND
  LIABILITIES -- (3.1)%.......                   (1,875,267)
                                                -----------
NET ASSETS -- 100.0%..........                  $60,851,118
                                                ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   -----------
COMMON STOCKS -- 99.9%
JAPAN -- 99.9%
AUTO COMPONENTS -- 5.0%
Ahresty Corp. .................          700   $    11,404
FCC Co., Ltd. .................       16,713       298,160
Futaba Industrial Co., Ltd. ...       17,994       504,151
Kayaba Industry Co., Ltd. .....       61,902       358,507
Keihin Corp. ..................       13,041       232,769
Musashi Seimitsu Industry Co.,
  Ltd. ........................       11,552       322,627
NHK Spring Co., Ltd. ..........       33,000       303,961
Nippon Seiki Co., Ltd. ........        9,939       218,415
Nissin Kogyo Co., Ltd. ........       16,734       392,455
Press Kogyo Co., Ltd. .........       48,569       221,727
Showa Corp. ...................       21,039       195,107
Takata Corp. ..................        7,000       203,016
Tokai Rika Co., Ltd. ..........       10,600       332,095
Topre Corp. ...................       23,834       246,202
Toyo Tire & Rubber Co., Ltd. ..       81,372       303,738
Toyoda Gosei Co., Ltd. ........        4,998       177,613
Toyota Boshoku Corp. ..........       10,300       334,682
                                               -----------
                                                 4,656,629
                                               -----------
AUTOMOBILES -- 0.3%
Daihatsu Motor Co., Ltd. ......       30,000       282,236
                                               -----------
BEVERAGES -- 1.2%
ITO EN, Ltd. ..................       12,800       243,477
Mikuni Coca-Cola Bottling Co.,
  Ltd. ........................       37,345       403,820
Takara Holdings, Inc. .........       79,937       481,561
                                               -----------
                                                 1,128,858
                                               -----------
BIOTECHNOLOGY -- 0.2%
AnGes MG, Inc. (a).............           36       199,794
                                               -----------
BUILDING PRODUCTS -- 2.9%
Aica Kogyo Co., Ltd. ..........       37,719       356,544
Bunka Shutter Co., Ltd. .......       82,577       354,804
Central Glass Co., Ltd. .......       84,309       319,984
Nichias Corp. .................        2,000         7,483
Nitto Boseki Co., Ltd. ........       85,020       209,287
Noritz Corp. ..................       24,665       322,346
Sankyo-Tateyama Holdings,
  Inc. ........................      166,467       211,595
Sanwa Shutter Corp. ...........       83,910       413,861
Sekisui Jushi Corp. ...........       54,938       459,804
                                               -----------
                                                 2,655,708
                                               -----------
CAPITAL MARKETS -- 2.6%
Asset Managers Co., Ltd. ......          110       130,958
JAFCO Co., Ltd. ...............        7,600       250,351
Japan Asia Investment Co.,
  Ltd. ........................       37,188       216,707
Mito Securities Co., Ltd. .....       84,129       315,536
Monex Beans Holdings, Inc. ....          378       251,064
Okasan Holdings, Inc. .........       43,447       246,957
SBI E*trade Securities Co.,
  Ltd. ........................          364       338,862
Tokai Tokyo Securities Co.,
  Ltd. ........................       90,721       403,602
Toyo Securities Co., Ltd. .....       58,457       243,320
                                               -----------
                                                 2,397,357
                                               -----------
CHEMICALS -- 5.1%
ADEKA Corp. ...................       41,913       429,204
Air Water, Inc. ...............       42,390       428,776
Asahi Organic Chemicals
  Industry Co., Ltd. ..........      124,540       361,196
C. Uyemura & Co., Ltd. ........        4,076       175,131
Fujikura Kasei Co., Ltd. ......       29,838       243,853
Fujimi, Inc. ..................           73         1,109
Ishihara Sangyo Kaisha, Ltd.
  (a)..........................      166,811       324,021
Kansai Paint Co., Ltd. ........       45,000       325,874
Lintec Corp. ..................       16,908       287,564
Nifco, Inc. ...................       20,979       491,072
Nihon Parkerizing Co., Ltd. ...          401         5,370
Nippon Soda Co., Ltd. .........       43,065       174,627
Nippon Valqua Industries,
  Ltd. ........................       84,025       263,248
NOF Corp. .....................       82,731       332,509
Okamoto Industries, Inc. ......      125,841       392,003
SK Kaken Co., Ltd. ............          780        19,759
Sumitomo Bakelite Co., Ltd. ...       44,000       265,855
Tokai Carbon Co., Ltd. ........       22,542       202,790
                                               -----------
                                                 4,723,961
                                               -----------
COMMERCIAL BANKS -- 8.4%
Bank of the Ryukyus, Ltd. .....       16,881       209,435
Kansai Urban Banking Corp. ....       53,000       167,471
Kiyo Holdings, Inc. ...........      251,754       378,594
Kyushu-Shinwa Holdings, Inc. ..      402,420       172,906
The 77 Bank, Ltd. .............       48,000       300,336
The Aichi Bank, Ltd. ..........        4,049       345,405
The Awa Bank, Ltd. ............       42,000       237,981
The Bank of Iwate, Ltd. .......        4,256       249,154
The Bank of Nagoya, Ltd. ......       41,000       251,032
The Biwako Bank, Ltd. .........      124,049       183,217
The Daishi Bank, Ltd. .........       50,000       204,091
The Fukushima Bank, Ltd. ......      167,478       157,411
The Higo Bank, Ltd. ...........       41,000       266,079
The Hokkoku Bank, Ltd. ........       42,000       192,490
The Hyakujushi Bank, Ltd. .....       48,000       241,042
The Juroku Bank, Ltd. .........       56,000       308,284
The Kagoshima Bank, Ltd. ......       41,000       280,759
The Keiyo Bank, Ltd. ..........       49,000       282,469
The Musashino Bank, Ltd. ......        5,900       280,437
The Nagano Bank, Ltd. .........      124,534       307,670
The Nanto Bank, Ltd. ..........       43,000       220,552
The Nishi-Nippon City Bank,
  Ltd. ........................      143,000       358,412
The Ogaki Kyoritsu Bank,
  Ltd. ........................       47,000       261,684
The San-In Godo Bank, Ltd. ....       41,000       327,736
The Shiga Bank, Ltd. ..........       41,000       274,887
The Shikoku Bank, Ltd. ........       42,000       158,278
The Taiko Bank, Ltd. ..........       80,000       225,574
The Tochigi Bank, Ltd. ........       41,846       237,483
The Tokushima Bank, Ltd. ......       42,305       245,010
The Tokyo Tomin Bank, Ltd. ....        8,505       242,097
Tomato Bank, Ltd. .............      126,872       275,969
                                               -----------
                                                 7,843,945
                                               -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.0%
Arrk Corp. ....................        6,500        19,550
Daiseki Co., Ltd. .............       10,393       312,585
en-japan, Inc. ................           42       119,930
Meitec Corp. ..................       14,744       444,768
Moshi Moshi Hotline, Inc. .....        6,286       317,353
Nippon Kanzai Co., Ltd. .......       13,152       354,362
Nissha Printing Co., Ltd. .....        8,442       333,252
Okamura Corp. .................       35,884       302,901
Oyo Corp. .....................       30,860       353,033
Park24 Co., Ltd. ..............       29,385       229,104
                                               -----------
                                                 2,786,838
                                               -----------
COMMUNICATIONS EQUIPMENT -- 1.2%
Aiphone Co., Ltd. .............       18,506       285,421
Denki Kogyo Co., Ltd. .........       42,303       231,367
Epson Toyocom Corp. ...........       42,705       182,342

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   -----------
Hitachi Kokusai Electric,
  Inc. ........................       33,634   $   412,164
                                               -----------
                                                 1,111,294
                                               -----------
COMPUTERS & PERIPHERALS -- 0.3%
Mitsumi Electric Co., Ltd. ....           57         1,939
Wacom Co., Ltd. ...............          123       257,638
                                               -----------
                                                   259,577
                                               -----------
CONSTRUCTION & ENGINEERING -- 1.8%
Chugai Ro Co., Ltd. ...........       70,522       240,513
Daimei Telecom Engineering
  Corp. .......................          229         1,603
Kyowa Exeo Corp. ..............       41,676       315,979
Kyudenko Corp. ................       70,657       360,511
Maeda Corp. ...................       85,158       291,953
Penta-Ocean Construction Co.,
  Ltd. (a).....................      112,889       163,702
Sanki Engineering Co., Ltd. ...       43,196       262,157
Tokyu Construction Co., Ltd. ..            2             8
                                               -----------
                                                 1,636,426
                                               -----------
CONSUMER FINANCE -- 1.3%
Acom Co., Ltd. ................       16,020       327,670
Aeon Credit Service Co.,
  Ltd. ........................       18,700       277,868
Aiful Corp. ...................       16,900       301,951
Mitsubishi UFJ NICOS Co., Ltd.
  (a)..........................       84,000       187,227
NIS Group Co., Ltd. (a)........           40            83
OMC Card, Inc. ................           62           214
Orient Corp. (a)...............       82,500       141,789
                                               -----------
                                                 1,236,802
                                               -----------
CONTAINERS & PACKAGING -- 0.8%
Fuji Seal International,
  Inc. ........................       16,770       304,732
Rengo Co., Ltd. ...............       61,063       398,468
                                               -----------
                                                   703,200
                                               -----------
DISTRIBUTORS -- 0.7%
Canon Marketing Japan, Inc. ...       14,000       260,663
Yokohama Reito Co., Ltd. ......       52,580       398,180
                                               -----------
                                                   658,843
                                               -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
Diamond Lease Co., Ltd. .......        8,909       295,863
Fintech Global, Inc. ..........          124        21,489
Japan Securities Finance Co.,
  Ltd. ........................       33,519       291,639
Osaka Securities Exchange Co.,
  Ltd. ........................           59       276,212
Privee Investment Holdings Co.,
  Ltd. ........................       65,000        10,473
Ricoh Leasing Co., Ltd. .......       12,367       261,809
Secured Capital Japan Co.,
  Ltd. ........................           13        18,502
Sparx Group Co., Ltd. .........          149        70,689
                                               -----------
                                                 1,246,676
                                               -----------
ELECTRICAL EQUIPMENT -- 1.5%
Daihen Corp. ..................       53,971       295,665
GS Yuasa Corp. ................      127,287       293,963
Japan Cash Machine Co., Ltd. ..       25,224       185,598
Shinko Electric Co., Ltd. .....       83,826       208,599
Sumitomo Electric Industries,
  Ltd. ........................           31           493
SWCC Showa Holdings Co.,
  Ltd. ........................      252,075       372,308
                                               -----------
                                                 1,356,626
                                               -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.0%
Arisawa Manufacturing Co.,
  Ltd. ........................       16,672       190,426
Enplas Corp. ..................       18,589       204,169
ESPEC Corp. ...................           31           229
Hakuto Co., Ltd. ..............       25,811       351,648
Hamamatsu Photonics K.K. ......       11,800       390,816
Horiba, Ltd. ..................       11,865       435,452
Hosiden Corp. .................       19,595       307,479
Japan Aviation Electronics
  Industry, Ltd. ..............       22,971       335,780
Koa Corp. .....................       20,991       170,235
Nidec Sankyo Corp. ............       27,917       228,904
Nihon Dempa Kogyo Co., Ltd. ...        6,095       298,980
Nippon Ceramic Co., Ltd. ......       16,023       202,520
Nippon Chemi-Con Corp. ........       42,432       257,520
Ryoyo Electro Corp. ...........       19,604       254,098
Star Micronics Co., Ltd. ......       15,069       331,150
Toko, Inc. (a).................      114,739       204,387
Yamatake Corp. ................       19,048       520,041
                                               -----------
                                                 4,683,834
                                               -----------
FOOD & STAPLES RETAILING -- 2.4%
Cawachi, Ltd. .................       12,735       328,307
Circle K Sunkus Co., Ltd. .....       29,298       434,035
FamilyMart Co., Ltd. ..........       10,400       324,898
Izumiya Co., Ltd. .............       42,933       242,883
Ministop Co., Ltd. ............       19,794       353,480
Sugi Pharmacy Co., Ltd. .......        6,800       195,390
UNY Co., Ltd. .................       38,000       326,205
                                               -----------
                                                 2,205,198
                                               -----------
FOOD PRODUCTS -- 4.7%
Ariake Japan Co., Ltd. ........       14,964       268,566
Fujicco Co., Ltd. .............       41,657       430,684
Hokuto Corp. ..................       26,821       435,753
Kagome Co., Ltd. ..............       29,367       425,856
Katokichi Co., Ltd. ...........       46,200       288,659
Marudai Food Co., Ltd. ........      124,417       271,743
Mitsui Sugar Co., Ltd. ........       62,497       223,773
Nakamuraya Co., Ltd. ..........       74,952       326,068
Nippon Suisan Kaisha, Ltd. ....       73,775       369,816
Nosan Corp. ...................      118,463       302,215
Riken Vitamin Co., Ltd. .......       10,280       285,262
Snow Brand Milk Products Co.,
  Ltd. ........................      126,255       414,766
Toyo Suisan Kaisha., Ltd. .....       18,000       327,082
                                               -----------
                                                 4,370,243
                                               -----------
GAS UTILITIES -- 0.3%
Shizuoka Gas Co., Ltd. ........       62,319       290,076
                                               -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Asahi Intecc Co., Ltd. ........        7,440       159,835
Fukuda Denshi Co., Ltd. .......        9,686       276,582
Miraca Holdings, Inc. .........       10,900       262,463
Nakanishi, Inc. ...............        2,047       264,773
Paramount Bed Co., Ltd. .......       18,110       233,275
Sysmex Corp. ..................        8,505       361,623
Topcon Corp. ..................       15,119       142,914
                                               -----------
                                                 1,701,465
                                               -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Alfresa Holdings Corp. ........        5,800       349,926
                                               -----------
HOTELS, RESTAURANTS & LEISURE -- 2.4%
DOUTOR NICHIRES Holdings Co.,
  Ltd. (a).....................       22,575       364,748
McDonald's Holdings Co.
  (Japan), Ltd. ...............       21,800       364,325
MOS Food Services, Inc. .......       32,714       431,638
Nissin Healthcare Food Service
  Co., Ltd. ...................       21,508       245,663
Round One Corp. ...............           98       195,623
Tokyo Dome Corp. (a)...........       59,085       311,517
Zensho Co., Ltd. ..............       29,346       297,098
                                               -----------
                                                 2,210,612
                                               -----------
HOUSEHOLD DURABLES -- 2.5%
Clarion Co., Ltd. .............       67,472       172,734
Daikyo, Inc. ..................       83,352       243,233

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   -----------
France Bed Holdings Co.,
  Ltd. ........................      166,734   $   235,814
Goldcrest Co., Ltd. ...........        6,289       188,025
Juki Corp. ....................       41,450       254,900
Kenwood Corp. .................      168,915       213,195
Misawa Homes Holdings, Inc.
  (a)..........................        9,166        45,044
Rinnai Corp. ..................       12,651       413,339
The Japan General Estate Co.,
  Ltd. ........................        9,823       132,597
TOTO, Ltd. ....................       58,000       460,511
                                               -----------
                                                 2,359,392
                                               -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Katakura Industries Co.,
  Ltd. ........................       18,780       336,213
                                               -----------
INSURANCE -- 0.2%
Nissay Dowa General Insurance
  Co., Ltd. ...................       42,000       204,520
                                               -----------
INTERNET & CATALOG RETAIL -- 0.4%
Senshukai Co., Ltd. ...........       31,424       331,919
                                               -----------
INTERNET SOFTWARE & SERVICES -- 1.3%
Access Co., Ltd. (a)...........           59       269,346
DeNA Co., Ltd. ................           56       270,689
eAccess, Ltd. .................          482       299,861
GMO internet, Inc. (a).........           93           312
Index Holdings.................           14         4,161
Kakaku.com, Inc. ..............           40       174,014
mixi, Inc. (a).................           12       163,273
So-net Entertainment Corp. ....            1         2,882
Telewave, Inc. ................            9         6,203
                                               -----------
                                                 1,190,741
                                               -----------
IT SERVICES -- 1.8%
INES Corp. ....................       41,660       209,204
Itochu Techno-Solutions
  Corp. .......................        9,300       313,011
Obic Co., Ltd. ................        2,091       386,699
Otsuka Corp. ..................        3,800       326,205
TIS, Inc. .....................       15,537       270,088
Trans Cosmos, Inc. ............       16,767       197,365
                                               -----------
                                                 1,702,572
                                               -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Aruze Corp. ...................          700        26,567
Mars Engineering Corp. ........           58           671
Roland Corp. ..................       10,576       304,836
                                               -----------
                                                   332,074
                                               -----------
LIFE SCIENCES, TOOLS & SERVICES -- 0.0%
Soiken Holdings, Inc. .........           10         6,311
                                               -----------
MACHINERY -- 6.9%
Amano Corp. ...................       29,832       356,494
Asahi Diamond Industrial Co.,
  Ltd. ........................       41,942       302,978
CKD Corp. .....................       25,305       181,664
Daifuku Co., Ltd. .............       21,681       308,578
Fuji Machine Manufacturing Co.,
  Ltd. ........................       11,371       246,322
Furukawa Co., Ltd. ............      125,280       243,349
Glory, Ltd. ...................        6,387       148,934
Hitachi Zosen Corp. (a)........      263,226       360,503
Kitz Corp. ....................       41,502       210,268
Komori Corp. ..................           40           892
Kyokuto Kaihatsu Kogyo Co.,
  Ltd. ........................       41,340       305,290
Makino Milling Machine Co.,
  Ltd. ........................       40,739       284,442
Nabtesco Corp. ................       31,052       494,208
Nachi-Fujikoshi Corp. .........       78,418       309,559
Namura Shipbuilding Co.,
  Ltd. ........................        2,800        37,119
Nippon Sharyo, Ltd. ...........      125,970       222,138
Nippon Thompson Co., Ltd. .....       41,511       302,837
OKUMA Corp. ...................       19,192       206,840
Ryobi, Ltd. ...................       42,723       230,222
Shima Seiki Manufacturing,
  Ltd. ........................        5,900       274,627
Sintokogio, Ltd. ..............       20,919       218,712
Tadano, Ltd. ..................       38,913       397,438
Takeuchi Manufacturing Co.,
  Ltd. ........................          700        28,134
Tocalo Co., Ltd. ..............           36           548
Toshiba Machine Co., Ltd. .....       42,009       347,458
Tsubakimoto Chain Co. .........       43,124       243,191
Union Tool Co. ................        4,332       144,639
                                               -----------
                                                 6,407,384
                                               -----------
MARINE -- 0.4%
Daiichi Chuo Kisen Kaisha......        6,000        31,097
Iino Kaiun Kaisha, Ltd. .......       33,206       308,534
                                               -----------
                                                   339,631
                                               -----------
MEDIA -- 2.2%
Avex Group Holdings, Inc. .....       16,692       209,631
Daiichikosho Co., Ltd. ........       17,081       184,395
Jupiter Telecommunications Co.
  (a)..........................          548       466,988
Kadokawa Group Holdings,
  Inc. ........................        8,487       245,384
Shochiku Co., Ltd. ............       42,243       307,799
Sky Perfect JSAT Corp. ........          958       373,887
Usen Corp. ....................        2,310        19,292
Zenrin Co., Ltd. ..............        8,424       268,446
                                               -----------
                                                 2,075,822
                                               -----------
METALS & MINING -- 3.5%
Godo Steel, Ltd. ..............          440         1,150
Hitachi Metals Ltd. ...........       24,000       323,967
Maruichi Steel Tube Ltd. ......       13,500       335,944
Nakayama Steel Works, Ltd. ....       85,212       174,673
Nippon Yakin Kogyo Co., Ltd. ..       31,500       219,089
Pacific Metals Co., Ltd. ......          759         7,304
Sanyo Special Steel Co.,
  Ltd. ........................       42,750       290,064
Sumitomo Light Metal
  Industries, Ltd. ............      168,135       234,786
Sumitomo Titanium Corp. .......        4,300       321,013
Toho Zinc Co., Ltd. ...........       40,796       222,759
Tokyo Rope Manufacturing Co.,
  Ltd. ........................      153,654       279,208
Tokyo Steel Manufacturing Co.,
  Ltd. ........................       27,100       302,257
Yamato Kogyo Co., Ltd. ........       13,348       549,620
                                               -----------
                                                 3,261,834
                                               -----------
MULTILINE RETAIL -- 1.6%
Don Quijote Co., Ltd. .........       12,000       236,316
Hankyu Department Stores.......       43,107       337,247
Matsuya Co., Ltd. .............       14,908       306,927
Parco Co., Ltd. ...............       25,125       313,289
Ryohin Keikaku Co., Ltd. ......        5,600       338,361
                                               -----------
                                                 1,532,140
                                               -----------
OFFICE ELECTRONICS -- 0.3%
Riso Kagaku Corp. .............       14,847       264,738
                                               -----------
OIL, GAS & CONSUMABLE FUELS -- 0.9%
Itochu Enex Co, Ltd. ..........       46,004       299,377
Japan Petroleum Exploration
  Co. .........................        6,725       491,816
                                               -----------
                                                   791,193
                                               -----------
PERSONAL PRODUCTS -- 1.0%
Aderans Holdings Co., Ltd. ....       18,704       294,837
Mandom Corp. ..................       16,845       450,095
Milbon Co., Ltd. ..............        8,508       200,296
                                               -----------
                                                   945,228
                                               -----------
PHARMACEUTICALS -- 3.1%
Hisamitsu Pharmaceutical Co.,
  Inc. ........................       12,900       392,606
Kaken Pharmaceutical Co.,
  Ltd. ........................       42,428       297,754

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   -----------
Mochida Pharmaceutical Co.,
  Ltd. ........................       42,483   $   388,646
Nichi-iko Pharmaceutical Co.,
  Ltd. ........................        8,365       197,678
Rohto Pharmaceutical Co.,
  Ltd. ........................       32,493       367,642
Santen Pharmaceutical Co.,
  Ltd. ........................       14,100       348,982
Torii Pharmaceutical Co.,
  Ltd. ........................       20,300       337,258
Toyama Chemical Co., Ltd. (a)..       42,110       266,875
Tsumura & Co. .................       14,000       276,328
                                               -----------
                                                 2,873,769
                                               -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.6%
Aeon Mall Co., Ltd. ...........        7,189       189,836
Ardepro Co., Ltd. .............           48        10,522
Arealink Co., Ltd. ............           16         5,278
Cosmos Initia Co., Ltd. .......       14,096        40,756
Creed Corp. ...................           78       158,493
Daibiru Corp. .................       24,226       260,660
Heiwa Real Estate Co., Ltd. ...       60,255       382,948
Joint Corp. ...................        8,418       163,515
K.K. DaVinci Advisors (a)......          279       247,245
Kenedix, Inc. .................          145       234,928
Nomura Real Estate Holdings,
  Inc. ........................       11,800       285,190
Pacific Management Corp. ......          144       141,789
Shoei Co., Ltd. ...............        9,798       132,698
Suruga Corp. ..................       10,289       172,136
                                               -----------
                                                 2,425,994
                                               -----------
ROAD & RAIL -- 1.5%
Nankai Electric Railway Co.,
  Ltd. ........................      151,000       412,255
Sagami Railway Co., Ltd. ......      151,363       528,412
Sankyu, Inc. ..................       79,830       438,041
                                               -----------
                                                 1,378,708
                                               -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
Disco Corp. ...................        7,019       393,941
NEC Electronics Corp. (a)......        7,900       188,457
Shinko Electric Industries Co.,
  Ltd. ........................       14,000       286,354
Sumco Techxiv Corp. ...........        4,218       148,762
Tokyo Seimitsu Co., Ltd. ......        8,400       205,648
Ulvac, Inc. ...................        8,102       368,421
                                               -----------
                                                 1,591,583
                                               -----------
SOFTWARE -- 1.6%
Capcom Co., Ltd. ..............       15,234       389,322
DTS Corp. .....................       16,932       270,390
Fuji Soft, Inc. ...............       16,674       263,285
NSD Co., Ltd. .................       16,878       223,751
Square Enix Co., Ltd. .........       12,100       370,425
                                               -----------
                                                 1,517,173
                                               -----------
SPECIALTY RETAIL -- 4.7%
Aoyama Trading Co., Ltd. ......       14,200       369,888
Autobacs Seven Co., Ltd. ......       12,588       255,219
Chiyoda Co., Ltd. .............       16,713       291,428
Culture Convenience Club Co.,
  Ltd. ........................       41,528       222,296
EDION Corp. ...................       25,050       272,441
Gulliver International Co.,
  Ltd. ........................        3,363       230,592
Honeys Co., Ltd. ..............        8,622       209,926
J Front Retailing Co., Ltd.
  (a)..........................       26,172       231,229
K's Holdings Corp. ............       12,702       332,004
Nishimatsuya Chain Co., Ltd. ..       16,866       185,999
Nitori Co., Ltd. ..............        6,150       295,072
Point, Inc. ...................        5,281       269,451
Right On Co., Ltd. ............           40           425
Sanrio Co., Ltd. ..............       16,905       161,915
Shimachu Co., Ltd. ............       10,000       283,758
United Arrows, Ltd. ...........       16,929       157,902
USS Co., Ltd. .................        4,890       304,216
Xebio Co., Ltd. ...............       10,661       305,377
                                               -----------
                                                 4,379,138
                                               -----------
TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
Atsugi Co., Ltd. ..............      292,470       369,138
Daidoh, Ltd. ..................       25,311       312,663
Daiwabo Co., Ltd. .............          635         1,984
Gunze, Ltd. ...................       84,348       372,229
Sanyo Shokai, Ltd. ............       42,516       229,868
Seiko Corp. ...................       41,649       192,745
The Japan Wool Textile Co.,
  Ltd. ........................       43,170       324,215
Toyobo Co., Ltd. ..............      152,000       308,857
Unitika, Ltd. .................      252,084       282,061
                                               -----------
                                                 2,393,760
                                               -----------
TRADING COMPANIES & DISTRIBUTORS -- 2.4%
Hanwa Co., Ltd. ...............      123,032       513,207
Inaba Denki Sangyo Co., Ltd. ..       13,463       486,869
Inabata & Co., Ltd. ...........       50,375       258,830
Iwatani International Corp. ...      130,422       373,585
MISUMI Group, Inc. ............       21,033       367,134
Okaya & Co., Ltd. .............       21,105       251,261
                                               -----------
                                                 2,250,886
                                               -----------
TRANSPORTATION INFRASTRUCTURE -- 1.3%
Japan Airport Terminal Co.,
  Ltd. ........................       18,648       317,658
Mitsubishi Logistics Corp. ....       20,000       224,500
Mitsui-Soko Co., Ltd. .........       57,686       313,435
The Sumitomo Warehouse Co.,
  Ltd. ........................       68,563       370,694
                                               -----------
                                                 1,226,287
                                               -----------
TOTAL COMMON STOCKS --
  (Cost $103,809,446)..........                 92,815,134
                                               -----------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $130,921)..............      130,921       130,921
                                               -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $103,940,367)..........                 92,946,055
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)......                     16,819
                                               -----------
NET ASSETS -- 100.0%...........                $92,962,874
                                               ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SECURITY VALUATION

The value of each Fund's portfolio securities is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee(the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As a result, the Funds will adopt SFAS 157 on October 1, 2008. At this time, management is evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2007, the identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation were as follows:

                                                                   GROSS          GROSS      NET UNREALIZED
                                                IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                   COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                              --------------   ------------   ------------   --------------
DJ STOXX 50 ETF.............................  $  154,352,294    $17,117,684   $  8,925,243    $   8,192,441
DJ EURO STOXX 50 ETF........................     471,459,325     78,029,308      9,573,842       68,455,466
SPDR S&P Emerging Asia Pacific ETF..........     103,081,661     14,498,930      2,187,579       12,311,351
SPDR S&P China ETF..........................     163,197,024     31,566,945      2,247,926       29,319,019
SPDR S&P Emerging Markets ETF...............      43,854,127     10,350,174        743,891        9,606,283
SPDR S&P BRIC 40 ETF........................     301,768,997     33,154,123      1,319,672       31,834,451
SPDR S&P Emerging Europe ETF................      69,106,696      8,452,760        229,091        8,223,669
SPDR S&P Emerging Latin America ETF.........      55,242,058     11,471,077      1,140,036       10,331,041
SPDR S&P Emerging Middle East & Africa ETF..      68,263,955      4,450,525      2,243,881        2,206,644
SPDR S&P World ex-US ETF....................      13,056,260      1,221,363      1,155,261           66,102
SPDR S&P International Small Cap ETF........     271,703,944      5,856,264     16,387,134      (10,530,870)
SPDR DJ Wilshire International Real Estate
  ETF.......................................   1,118,993,252     43,782,789    168,924,430     (125,141,641)
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF...................................      68,707,938      6,065,853        783,917        5,281,936
SPDR MSCI ACWI ex-US ETF....................     254,273,313     15,823,503      9,343,060        6,480,443
SPDR Russell/Nomura PRIME Japan ETF.........      62,441,786      5,592,073      5,307,474          284,599
SPDR Russell/Nomura Small Cap Japan ETF.....     103,940,367      2,979,701     13,974,013      (10,994,312)


Other information regarding the Funds is available in the Fund's most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 3.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in the Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) Index Shares Funds


By:  /s/ James E. Ross
     ---------------------------
     James E. Ross
     President



By:  /s/ Gary L. French
     ---------------------------
     Gary L. French
     Treasurer


Date: February 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ James E. Ross
     ---------------------------
     James E. Ross
     President



By:  /s/ Gary L. French
     ---------------------------
     Gary L. French
     Treasurer


Date: February 25, 2008